UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7170

TCW Galileo Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments. –  The schedule of investments for the period April 30, 2005 through July 31, 2005 are filed herewith.

TCW Galileo Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Advertising (2.1% of Net Assets)
14,500	Lamar Advertising Co., Class A	$638,145	*
24,600	Monster Worldwide, Inc.	747,102	* +
	Total Advertising	1,385,247

	Aerospace/Defense (1.6%)
34,600	Cogent, Inc.	1,040,422	* +

	Apparel Retailers (1.3%)
22,100	Chico’s FAS, Inc.	886,431	*

	Banking & Financial Services (3.8%)
23,600	Commerce Bancorp, Inc.	800,748	+
22,575	SEI Investments Co.	872,750
28,100	Signature Bank	843,843	*
	Total Banking & Financial Services	2,517,341

	Commercial Services (17.4%)
25,700	Advisory Board Co.	1,341,026	*
31,100	Alliance Data Systems Corp.	1,323,927	* +
30,400	Bright Horizons Family Solutions, Inc.	1,391,712	* +
18,000	Corporate Executive Board Co.	1,452,240
11,080	Ctrip.com International, Ltd. (ADR)	613,887
43,566	Paychex, Inc.	1,520,889
53,400	Resources Connection, Inc.	1,602,000	*
42,568	Robert Half International, Inc.	1,442,630
7,100	Strayer Education, Inc.	698,853
	Total Commercial Services	11,387,164

	Computer Services (18.9%)
20,773	CheckFree Corp.	703,374	* +
15,000	ChoicePoint, Inc.	654,000	*
27,100	Cognizant Technology Solutions Corp.	1,330,068	*
52,839	Network Appliance, Inc.	1,347,923	*
53,200	Salesforce.com, Inc.	1,252,860	* +
19,000	SRA International, Inc., Class A	706,800	*
47,100	VeriSign, Inc.	1,239,201	*

11,000	Websense, Inc.	$548,240	*
138,838	Yahoo!, Inc.	4,628,859	*
	Total Computer Services	12,411,325

	Computer Software (4.0%)
30,300	Navteq Corp.	1,332,291	*
84,700	Opsware, Inc.	474,320	*
54,400	Red Hat, Inc.	829,056	* +
	Total Computer Software	2,635,667

	Electronics (8.8%)
25,100	Broadcom Corp.	1,073,527	*
1,300	Hittite Microwave Corp.	25,194	*
24,100	Marvell Technology Group, Ltd.	1,052,929	*
38,643	Maxim Integrated Products, Inc.	1,617,982
71,447	XILINX, Inc.	2,025,522	+
	Total Electronics	5,795,154

	Foods, Hotels & Restaurants (1.0%)
11,000	P.F. Chang’s China Bistro, Inc.	626,890	* +

	Healthcare (6.3%)
20,713	Affymetrix, Inc.	967,090	* +
17,076	Express Scripts, Inc.	893,075	* +
25,104	Genentech, Inc.	2,242,540	*
	Total Healthcare	4,102,705

	Heavy Machinery (2.0%)
19,000	Smith International, Inc.	1,290,860	+

	Lodging (3.2%)
15,000	Four Seasons Hotels, Inc.	997,500	+
19,000	Wynn Resorts, Ltd.	1,069,700	* +
	Total Lodging	2,067,200

	Medical Supplies (4.9%)
26,100	Foxhollow Technologies, Inc.	1,338,669	* +
39,605	IntraLase Corp.	825,764	* +

25,600	Kyphon, Inc.	$1,040,384	* +
	Total Medical Supplies	3,204,817

	Oil & Gas (2.1%)
26,100	National-Oilwell Varco, Inc.	1,366,335	*

	Pharmaceuticals (3.7%)
3,000	Adams Respiratory Therapeutics, Inc.	88,500	*
29,100	Cubist Pharmaceuticals, Inc.	497,319	*
32,600	Encysive Pharmaceuticals, Inc.	414,346	*
17,500	ID Biomedical Corp.	358,050	* +
17,500	Nektar Therapeutics	328,300	*
7,500	Neurocrine Biosciences, Inc.	371,850	*
15,000	Onyx Pharmaceuticals, Inc.	351,750	* +
	Total Pharmaceuticals	2,410,115

	Retail (10.9%)
45,350	Amazon.com, Inc.	2,048,460	* +
111,778	eBay, Inc.	4,670,085	*
7,400	Urban Outfitters, Inc.	449,254	*
	Total Retail	7,167,799

	Telecommunications (8.8%)
92,501	Juniper Networks, Inc.	2,219,099	* +
50,646	Research In Motion, Ltd.	3,578,646	*
	Total Telecommunications	5,797,745
	Total Common Stock (Cost: $43,039,046) (100.8%)	66,093,217

Principal
Amount	Short-Term Investments
$109,543	ABN Amro Bank NV, 3.25%, due 08/05/05	109,543	**
273,857	American Beacon Money Market Fund, 3.238%, due 08/01/05	273,857	**
16,431	Bank of America, 3.27%, due 08/30/05	16,431	**
412,340	Bank of America, 3.45%, due 09/16/05	412,340	**
302,893	Bank of Montreal, 3.27%, due 08/09/05	302,893	**
123,936	Bank of Nova Scotia, 3.3%, due 08/10/05	123,936	**
232,231	Bank of Nova Scotia, 3.32%, due 08/15/05	232,231	**
422,933	Bank of Nova Scotia, 3.43%, due 08/30/05	422,933	**

$219,085	Barclays Bank PLC, 3.354%, due 01/17/06	$219,085	**
164,314	Barclays Bank PLC, 3.42%, due 09/12/05	164,314	**
109,543	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	109,543	**
634,948	BNP Paribas, 3.25%, due 08/02/05	634,948	**
553,191	Calyon, 3.25%, due 08/02/05	553,191	**
273,857	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	273,857	**
275,773	Compass Securitization LLC, 3.42%, due 08/22/05	275,773	**
54,771	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	54,771	**
109,543	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	109,543	**
54,771	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	54,771	**
343,198	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	343,198	**
54,771	First Tennessee National Corp., 3.22%, due 08/09/05	54,771	**
181,834	Fortis Bank, 3.25%, due 08/04/05	181,834	**
304,630	Fortis Bank, 3.28%, due 08/08/05	304,630	**
273,857	Fortis Bank, 3.46%, due 09/15/05	273,857	**
311,380	General Electric Capital Corp., 3.475%, due 09/12/05	311,380	**
553,053	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	553,053	**
67,355	Greyhawk Funding, 3.314%, due 08/09/05	67,355	**
52,663	Halifax Bank of Scotland, 3.15%, due 08/08/05	52,663	**
273,857	Harris Trust & Savings Bank, 3.295%, due 11/04/05	273,857	**
109,543	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	109,543	**
176,253	Lexington Parker Capital, 3.43%, due 08/25/05	176,253	**
197,730	Lexington Parker Capital, 3.484%, due 09/06/05	197,730	**
1,095,427	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	1,095,427	**
87,634	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	87,634	**
536,759	National Australia Bank, 3.28%, due 08/08/05	536,759	**
131,451	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	131,451	**
109,543	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	109,543	**
257,837	Paradigm Funding LLC, 3.461%, due 08/29/05	257,837	**

$219,085	Park Avenue Receivables Corp., 3.43%, due 08/26/05	$219,085	**
291,239	Prefco, 3.441%, due 08/29/05	291,239	**
219,085	Rabobank Nederland, 3.43%, due 09/15/05	219,085	**
109,543	Regions Bank, 3.29%, due 08/10/05	109,543	**
684,642	Royal Bank of Canada, 3.25%, due 08/03/05	684,642	**
219,085	Royal Bank of Scotland, 3.24%, due 08/08/05	219,085	**
219,085	Royal Bank of Scotland, 3.25%, due 08/09/05	219,085	**
219,085	Royal Bank of Scotland, 3.31%, due 08/09/05	219,085	**
219,085	Sheffiled Receivables Corp., 3.283%, due 08/05/05	219,085	**
54,771	The Bank of the West, 3.47%, due 09/20/05	54,771	**
164,314	Toronto Dominion Bank, 3.25%, due 08/02/05	164,314	**
153,360	UBS AG, 3.25%, due 08/09/05	153,360	**
164,314	UBS AG, 3.365%, due 08/22/05	164,314	**
98,589	Wells Fargo & Co., 3.26%, due 08/03/05	98,589	**
547,715	Wells Fargo & Co., 3.27%, due 08/01/05	547,715	**
208,132	Wells Fargo & Co., 3.45%, due 09/16/05	208,132	**
	Total Short-Term Investments (Cost: $13,253,864) (20.2%)	13,253,864

	Total Investments (Cost: $56,292,910) (121.0%)	79,347,081
	Liabilities in Excess of Other Assets (-21.0%)	(13,767,903)
	Net Assets (100.0%)	$65,579,178

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	2.1%
Aerospace/Defense	1.6
Apparel Retailers	1.3
Banking & Financial Services	3.8
Commercial Services	17.4
Computer Services	18.9
Computer Software	4.0
Electronics	8.8
Foods, Hotels & Restaurants	1.0
Healthcare	6.3
Heavy Machinery	2.0
Lodging	3.2
Medical Supplies	4.9
Oil & Gas	2.1
Pharmaceuticals	3.7
Retail	10.9
Telecommunications	8.8
Short-Term Investments	20.2
Total	121.0%

See accompanying Notes to Schedules of Investments

TCW Galileo Convertible Securities Fund

Schedule of Investments (Unaudited)	July 31, 2005

Principal
Amount	Convertible Corporate Bonds	Value
	Aerospace/Defense (0.8% of Net Assets)
$175,000	Lockheed Martin Corp., 3.018%, due 08/15/33	$185,096

	Airlines (0.7%)
190,000	Pinnacle Airlines Corp., (144A), 3.25%, due 02/15/25	175,275	*

	Automotive (0.6%)
30,000	Wabash National Corp., 3.25%, due 08/01/08	37,762
95,000	Wabash National Corp., (144A), 3.25%, due 08/01/08	119,581	*
	Total Automotive	157,343

	Banking & Financial Services (2.5%)
275,000	Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%, due 05/12/10	238,645
310,000	Legg Mason, Inc., 0%, due 06/06/31	365,412
	Total Banking & Financial Services	604,057

	Communications (1.2%)
205,000	Comverse Technology, Inc., 0%, due 05/15/23	297,250

	Computer Services (8.2%)
100,000	Computer Associates International, Inc., 1.625%, due 12/15/09	141,500
150,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	212,250	*
50,000	CSG Systems International, Inc., 2.5%, due 06/15/24	46,990
155,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	145,669	* +
190,000	Digital River, Inc., 1.25%, due 01/01/24	211,850	+
40,000	Digital River, Inc., (144A), 1.25%, due 01/01/24	44,600	*
140,000	Juniper Networks, Inc., 0%, due 06/15/08	178,150
70,000	Micron Technology, Inc., 2.5%, due 02/01/10	75,957

$225,000	Micron Technology, Inc., (144A), 2.5%, due 02/01/10	$244,147	*
340,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	334,900
150,000	Scientific Games Corp., (144A), 0.75%, due 12/01/24	163,312	*
125,000	Yahoo!, Inc., 0%, due 04/01/08	206,887
	Total Computer Services	2,006,212

	Computer Software (2.5%)
185,000	International Game Technology, 0%, due 01/29/33	117,937
200,000	International Game Technology, (144A), 0%, due 01/29/33	127,500	*
180,000	Mercury Interactive Corp., 0%, due 05/01/08	172,188
340,000	Open Solutions, Inc., (144A), 1.467%, due 02/02/35	187,850	*
	Total Computer Software	605,475

	Electric Utilities (0.6%)
50,000	Calpine Corp., 4.75%, due 11/15/23	34,875
150,000	Calpine Corp., (144A), 4.75%, due 11/15/23	104,625	*
	Total Electric Utilities	139,500

	Electronics (9.0%)
320,000	Agere Systems, Inc., 6.5%, due 12/15/09	320,800
370,000	Cypress Semiconductor Corp., 1.25%, due 06/15/08	418,692
45,000	Eastman Kodak Co., 3.375%, due 10/15/33	47,196
135,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	141,588	*
530,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	499,843	^
190,000	LSI Logic Corp., 4%, due 05/15/10	200,526
110,000	Solectron Corp., 0.5%, due 02/15/34	82,637
275,000	Synaptics, Inc., (144A), 0.75%, due 12/01/24	206,937	*
280,000	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	279,944
	Total Electronics	2,198,163

	Entertainment & Leisure (4.8%)
$745,000	Carnival Corp., 1.132%, due 04/29/33	$575,512
155,000	Shuffle Master, Inc., 1.25%, due 04/15/24	169,144
415,000	Walt Disney Co., 2.125%, due 04/15/23	428,487
	Total Entertainment & Leisure	1,173,143

	Healthcare (0.2%)
80,000	Antigenics, Inc., (144A), 5.25%, due 02/01/25	44,000	*

	Industrial - Diversified (4.6%)
495,000	Roper Industries, Inc., 1.481%, due 01/15/34	267,300
70,000	Tyco International Group SA, 2.75%, due 01/15/18	93,712
95,000	Tyco International Group SA, 3.125%, due 01/15/23	136,087
205,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	274,444	*
245,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	350,962	*
	Total Industrial - Diversified	1,122,505

	Media - Broadcasting & Publishing (3.7%)
175,000	Liberty Media Corp., (144A), Exchangeable Time Warner Inc., 0.75%, due 03/30/23	187,548	*
355,000	Liberty Media Corp., Exchangeable Time Warner, Inc., 0.75%, due 03/30/23	380,454	+
435,000	Liberty Media Corp., Exchangeable Viacom, Inc., Class B, 3.25%, due 03/15/31	338,213
	Total Media - Broadcasting & Publishing	906,215

	Medical Supplies (6.7%)
455,000	Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20	399,831
105,000	Cooper Companies, Inc., 2.625%, due 07/01/23	168,788	+
190,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	305,425	*
275,000	Cytyc Corp., 2.25%, due 03/15/24	284,281
385,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	408,678
25,000	Thoratec Corp., 1.38%, due 05/16/34	15,313

$70,000	Thoratec Corp., (144A), 1.38%, due 05/16/34	$42,875	*
	Total Medical Supplies	1,625,191

	Oil & Gas (5.1%)
160,000	Cal Dive International, Inc., (144A), 3.25%, due 12/15/25	189,200	*
35,000	McMoRan Exploration Co., 6%, due 07/02/08	47,819
95,000	McMoRan Exploration Co., (144A), 5.25%, due 10/06/11	117,681	*
35,000	Pride International, Inc., 3.25%, due 05/01/33	41,956
110,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	131,863	*
185,000	Schlumberger, Ltd., Series B, 2.125%, due 06/01/23	216,691	+
275,000	SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24	293,219	*
205,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	207,819	*
	Total Oil & Gas	1,246,248

	Pharmaceuticals (10.2%)
165,000	Amgen, Inc., 0%, due 03/01/32	128,906
50,000	Axcan Pharma, Inc., 4.25%, due 04/15/08	60,875
155,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	188,713	*
245,000	Connetics Corp., (144A), 2%, due 03/30/15	208,250	*
35,000	DeCode Genetics, Inc., 3.5%, due 04/15/11	32,638
100,000	DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11	93,250	*
350,000	Genzyme Corp, 1.25%, due 12/01/23	412,563	+
385,000	Invitrogen Corp., 1.5%, due 02/15/24	373,450
210,000	Medarex, Inc., (144A), 2.25%, due 05/15/11	198,713	*
30,000	MGI Pharma, Inc., 1.682%, due 03/02/24	22,763
100,000	MGI Pharma, Inc., (144A), 2.25%, due 03/02/24	75,875	*
60,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	58,872
60,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	59,250
315,000	Teva Pharmaceutical Industries, Ltd., 0.375%, due 11/15/22	464,625
70,000	Teva Pharmaceutical Industries, Ltd., (144A), 0.375%, due 11/15/22	103,250	*
	Total Pharmaceuticals	2,481,993

	Retail (1.1%)
$250,000	Costco Companies, Inc., 0%, due 08/19/17	$261,250	+
	Total Convertible Corporate Bonds (Cost: $15,081,879) (62.5%)	15,228,916

Number of
Shares	Equity Securities
	Convertible Preferred Stock
	Automotive (1.6%)
3,845	Ford Motor Co. Capital Trust II, $3.25	160,375
3,915	General Motors Corp., $1.125	96,544
7,300	General Motors Corp., $1.3125	145,343
	Total Automotive	402,262

	Banking & Financial Services (3.3%)
6,125	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219	256,638
2,425	Lehman Brothers Holdings, Inc., $1.563	62,686
2,135	State Street Corp., $13.50	473,987
	Total Banking & Financial Services	793,311

	Commercial Services (1.0%)
2,080	Xerox Corp., $6.25	240,032

	Healthcare (2.1%)
4,995	Baxter International, Inc., $3.50	281,318	+
3,835	Omnicare, Inc., $2.00	237,770
	Total Healthcare	519,088

	Insurance (4.8%)
10,930	Chubb Corp., $1.75	354,351
3,680	Hartford Financial Services Group, Inc., $3.50	269,339
6,245	Phoenix Companies, Inc., Exchangeable Hilb, Rogal and Hamilton Co., $2.667	212,955
4,340	The St. Paul Companies, Inc., $4.50	328,234
	Total Insurance	1,164,879

	Oil & Gas (2.2%)
110	Chesapeake Energy Corp., $41.25	$180,936	+
215	Chesapeake Energy Corp., (144A), $41.25	353,648	*
	Total Oil & Gas	534,584
	Total Convertible Preferred Stock (Cost: $3,068,389) (15.0%)	3,654,156

	Common Stock
	Oil & Gas (1.1%)
600	Alon USA Energy, Inc.	10,650	**
9,953	Pride International, Inc.	258,977	**
	Total Oil & Gas	269,627
	Total Common Stock (Cost: $199,203) (1.1%)	269,627
	Total Equity Securities (Cost: $3,267,592) (16.1%)	3,923,783

Principal
Amount	Short-Term Investments
$11,336	ABN Amro Bank NV, 3.25%, due 08/05/05	11,336	***
28,341	American Beacon Money Market Fund, 3.238%, due 08/01/05	28,341	***
1,700	Bank of America, 3.27%, due 08/30/05	1,700	***
42,672	Bank of America, 3.45%, due 09/16/05	42,672	***
31,346	Bank of Montreal, 3.27%, due 08/09/05	31,346	***
12,826	Bank of Nova Scotia, 3.3%, due 08/10/05	12,826	***
24,033	Bank of Nova Scotia, 3.32%, due 08/15/05	24,033	***
43,768	Bank of Nova Scotia, 3.43%, due 08/30/05	43,768	***
22,673	Barclays Bank PLC, 3.354%, due 01/17/06	22,673	***
17,004	Barclays Bank PLC, 3.42%, due 09/12/05	17,004	***
11,336	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	11,336	***
65,709	BNP Paribas, 3.25%, due 08/02/05	65,709	***
57,248	Calyon, 3.25%, due 08/02/05	57,248	***
28,341	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	28,341	***
28,539	Compass Securitization LLC, 3.42%, due 08/22/05	28,539	***

$5,668	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	$5,668	***
11,336	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	11,336	***
5,668	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	5,668	***
35,517	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	35,517	***
5,668	First Tennessee National Corp., 3.22%, due 08/09/05	5,668	***
18,818	Fortis Bank, 3.25%, due 08/04/05	18,818	***
31,525	Fortis Bank, 3.28%, due 08/08/05	31,525	***
28,341	Fortis Bank, 3.46%, due 09/15/05	28,341	***
32,224	General Electric Capital Corp., 3.475%, due 09/12/05	32,224	***
57,234	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	57,234	***
6,970	Greyhawk Funding, 3.314%, due 08/09/05	6,970	***
5,450	Halifax Bank of Scotland, 3.15%, due 08/08/05	5,450	***
28,341	Harris Trust & Savings Bank, 3.295%, due 11/04/05	28,341	***
11,336	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	11,336	***
22,595	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	22,595
18,240	Lexington Parker Capital, 3.43%, due 08/25/05	18,240	***
20,462	Lexington Parker Capital, 3.484%, due 09/06/05	20,462	***
113,363	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	113,363	***
9,069	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	9,069	***
55,548	National Australia Bank, 3.28%, due 08/08/05	55,548	***
13,604	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	13,604	***
11,336	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	11,336	***
26,683	Paradigm Funding LLC, 3.461%, due 08/29/05	26,683	***
22,673	Park Avenue Receivables Corp., 3.43%, due 08/26/05	22,673	***
30,140	Prefco, 3.441%, due 08/29/05	30,140	***
22,673	Rabobank Nederland, 3.43%, due 09/15/05	22,673	***
11,336	Regions Bank, 3.29%, due 08/10/05	11,336	***
70,852	Royal Bank of Canada, 3.25%, due 08/03/05	70,852	***
22,673	Royal Bank of Scotland, 3.24%, due 08/08/05	22,673	***

$22,673	Royal Bank of Scotland, 3.25%, due 08/09/05	$22,673	***
22,673	Royal Bank of Scotland, 3.31%, due 08/09/05	22,673	***
22,673	Sheffiled Receivables Corp., 3.283%, due 08/05/05	22,673	***
5,668	The Bank of the West, 3.47%, due 09/20/05	5,668	***
17,004	Toronto Dominion Bank, 3.25%, due 08/02/05	17,004	***
15,871	UBS AG, 3.25%, due 08/09/05	15,871	***
17,004	UBS AG, 3.365%, due 08/22/05	17,004	***
10,203	Wells Fargo & Co., 3.26%, due 08/03/05	10,203	***
56,681	Wells Fargo & Co., 3.27%, due 08/01/05	56,681	***
21,539	Wells Fargo & Co., 3.45%, due 09/16/05	21,539	***
	Total Short-Term Investments (Cost: $1,394,204) (5.7%)	1,394,204

	Total Investments (Cost: $19,743,675) (84.3%)	20,546,903
	Excess of Other Assets over Liabilities (15.7%)	3,830,340
	Net Assets (100.0%)	$24,377,243

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.  At July 31, 2005, the value of these securities amounted to $5,240,069 or 21.50% of net assets.  These securities are determined to be liquid by the Fund’s board of directors.

**	Non-income producing.
***	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
^	Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.8%
Airlines	0.7
Automotive	2.2
Banking & Financial Services	5.8
Communications	1.2
Computer Services	8.2
Computer Software	2.5
Electric Utilities	0.6
Electronics	9.0
Entertainment & Leisure	4.8
Healthcare	2.3
Industrial - Diversified	4.6
Media - Broadcasting & Publishing	3.7
Medical Supplies	6.7
Oil & Gas	8.4
Pharmaceuticals	10.2
Retail	1.1
Commercial Services	1.0
Insurance	4.8
Short-Term Investments	5.7
Total	84.3%

See accompanying Notes to Schedules of Investments

TCW Galileo Diversified Value Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Aerospace/Defense (7.9% of Net Assets)
41,550	Boeing Co.	$2,742,715
48,509	Honeywell International, Inc.	1,905,433
20,200	Textron, Inc.	1,498,234
22,600	United Technologies Corp.	1,145,820	+
	Total Aerospace/Defense	7,292,202

	Automotive (2.5%)
63,350	General Motors Corp.	2,332,547

	Banking & Financial Services (8.3%)
33,250	American Express Co.	1,828,750
15,200	Fannie Mae	849,072
76,418	J.P. Morgan Chase & Co., Inc.	2,685,329
39,700	Merrill Lynch & Company, Inc.	2,333,566
	Total Banking & Financial Services	7,696,717

	Beverages, Food & Tobacco (4.7%)
40,500	Flowers Foods, Inc.	1,020,195
76,900	Kraft Foods, Inc., Class A	2,349,295
50,400	Tyson Foods, Inc., Class A	939,456
	Total Beverages, Food & Tobacco	4,308,946

	Communications (2.1%)
59,600	Sony Corp. (ADR)	1,937,596

	Computer Services (7.8%)
46,600	Electronic Data Systems Corp.	958,562
127,557	Hewlett-Packard Co.	3,140,453
26,600	International Business Machines Corp.	2,220,036
231,900	Solectron Corp.	890,496	*
	Total Computer Services	7,209,547

	Computer Software (1.5%)
54,800	Microsoft Corp.	1,403,428

	Electronics (4.6%)
141,000	Advanced Micro Devices, Inc.	$2,831,280	*
74,400	Intersil Corp., Class A	1,441,128
	Total Electronics	4,272,408

	Entertainment & Leisure (2.6%)
130,700	Mattel, Inc.	2,437,555

	Healthcare (4.6%)
57,700	HCA, Inc.	2,841,725
112,500	Tenet Healthcare Corp.	1,365,750
	Total Healthcare	4,207,475

	Insurance (8.7%)
31,700	Allstate Corp.	1,941,942
27,650	American International Group, Inc.	1,664,530
16,900	Chubb Corp.	1,501,058
42,900	Medco Health Solutions, Inc.	2,078,076	*
20,000	The St. Paul Travelers Companies, Inc.	880,400
	Total Insurance	8,066,006

	Media - Broadcasting & Publishing (8.5%)
45,600	Clear Channel Communications, Inc.	1,488,384
60,400	Comcast Corp., Class A	1,856,092	*
96,400	Readers Digest Association, Inc.	1,565,536
127,750	Time Warner, Inc.	2,174,305	*
20,600	Tribune Co.	751,900
	Total Media - Broadcasting & Publishing	7,836,217

	Oil & Gas (4.1%)
60,444	ConocoPhillips	3,783,190

	Paper & Forest Products (3.4%)
14,450	Kimberly-Clark Corp.	921,332
74,100	MeadWestvaco Corp.	2,165,202
	Total Paper & Forest Products	3,086,534

	Pharmaceuticals (5.7%)
115,700	Millennium Pharmaceuticals, Inc.	$1,195,181	* +
40,100	Watson Pharmaceuticals, Inc.	1,339,340	*
59,500	Wyeth	2,722,125
	Total Pharmaceuticals	5,256,646

	Retail (5.3%)
23,900	May Department Stores Co.	981,095
61,200	Office Depot, Inc.	1,736,856	*
14,233	Sears Holdings Corp.	2,195,156	*
	Total Retail	4,913,107

	Telecommunications (2.7%)
150,800	Lucent Technologies, Inc.	441,844	*
537,800	Qwest Communications International, Inc.	2,054,396	* +
	Total Telecommunications	2,496,240

	Transportation (5.7%)
44,900	CNF, Inc.	2,316,391
64,100	CSX Corp.	2,919,114
	Total Transportation	5,235,505

	Utilities (1.7%)
40,850	American Electric Power Company, Inc.	1,580,895
	Total Common Stock (Cost: $76,437,206) (92.4%)	85,352,761

Principal
Amount	Short-Term Investments
$73,377	ABN Amro Bank NV, 3.25%, due 08/05/05	73,377	**
183,442	American Beacon Money Market Fund, 3.238%, due 08/01/05	183,442	**
11,007	Bank of America, 3.27%, due 08/30/05	11,007	**
276,205	Bank of America, 3.45%, due 09/16/05	276,205	**
202,893	Bank of Montreal, 3.27%, due 08/09/05	202,893	**
83,018	Bank of Nova Scotia, 3.3%, due 08/10/05	83,018	**
155,559	Bank of Nova Scotia, 3.32%, due 08/15/05	155,559	**
283,301	Bank of Nova Scotia, 3.43%, due 08/30/05	283,301	**
146,754	Barclays Bank PLC, 3.354%, due 01/17/06	146,754	**
110,065	Barclays Bank PLC, 3.42%, due 09/12/05	110,065	**
73,377	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	73,377	**

$425,318	BNP Paribas, 3.25%, due 08/02/05	$425,318	**
370,554	Calyon, 3.25%, due 08/02/05	370,554	**
183,442	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	183,442	**
184,726	Compass Securitization LLC, 3.42%, due 08/22/05	184,726	**
36,688	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	36,688	**
73,377	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	73,377	**
36,688	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	36,688	**
229,891	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	229,891	**
36,688	First Tennessee National Corp., 3.22%, due 08/09/05	36,688	**
121,801	Fortis Bank, 3.25%, due 08/04/05	121,801	**
204,056	Fortis Bank, 3.28%, due 08/08/05	204,056	**
183,442	Fortis Bank, 3.46%, due 09/15/05	183,442	**
208,577	General Electric Capital Corp., 3.475%, due 09/12/05	208,577	**
370,461	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	370,461	**
45,118	Greyhawk Funding, 3.314%, due 08/09/05	45,118	**
35,276	Halifax Bank of Scotland, 3.15%, due 08/08/05	35,276	**
183,442	Harris Trust & Savings Bank, 3.295%, due 11/04/05	183,442	**
73,377	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	73,377	**
7,060,788	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	7,060,788
118,063	Lexington Parker Capital, 3.43%, due 08/25/05	118,063	**
132,449	Lexington Parker Capital, 3.484%, due 09/06/05	132,449	**
733,770	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	733,770	**
58,702	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	58,702	**
359,547	National Australia Bank, 3.28%, due 08/08/05	359,547	**
88,052	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	88,052	**
73,377	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	73,377	**
172,712	Paradigm Funding LLC, 3.461%, due 08/29/05	172,712	**
146,754	Park Avenue Receivables Corp., 3.43%, due 08/26/05	146,754	**

$195,086	Prefco, 3.441%, due 08/29/05	$195,086	**
146,754	Rabobank Nederland, 3.43%, due 09/15/05	146,754	**
73,377	Regions Bank, 3.29%, due 08/10/05	73,377	**
458,606	Royal Bank of Canada, 3.25%, due 08/03/05	458,606	**
146,754	Royal Bank of Scotland, 3.24%, due 08/08/05	146,754	**
146,754	Royal Bank of Scotland, 3.25%, due 08/09/05	146,754	**
146,754	Royal Bank of Scotland, 3.31%, due 08/09/05	146,754	**
146,754	Sheffiled Receivables Corp., 3.283%, due 08/05/05	146,754	**
36,688	The Bank of the West, 3.47%, due 09/20/05	36,688	**
110,065	Toronto Dominion Bank, 3.25%, due 08/02/05	110,065	**
102,728	UBS AG, 3.25%, due 08/09/05	102,728	**
110,065	UBS AG, 3.365%, due 08/22/05	110,065	**
66,039	Wells Fargo & Co., 3.26%, due 08/03/05	66,039	**
366,885	Wells Fargo & Co., 3.27%, due 08/01/05	366,885	**
139,420	Wells Fargo & Co., 3.45%, due 09/16/05	139,420	**
	Total Short-Term Investments (Cost: $15,938,863) (17.2%)	15,938,863

	Total Investments (Cost: $92,376,069) (109.6%)	101,291,624
	Liabilities in Excess of Other Assets (-9.6%)	(8,908,666)
	Net Assets (100.0%)	$92,382,958

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	7.9%
Automotive	2.5
Banking & Financial Services	8.3
Beverages, Food & Tobacco	4.7
Communications	2.1
Computer Services	7.8
Computer Software	1.5
Electronics	4.6
Entertainment & Leisure	2.6
Healthcare	4.6
Insurance	8.7
Media - Broadcasting & Publishing	8.5
Oil & Gas	4.1
Paper & Forest Products	3.4
Pharmaceuticals	5.7
Retail	5.3
Telecommunications	2.7
Transportation	5.7
Utilities	1.7
Short-Term Investments	17.2
Total	109.6%

See accompanying Notes to Schedules of Investments

TCW Galileo Dividend Focused Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Aerospace/Defense (5.5% of Net Assets)
246,400	Boeing Co.	$16,264,864
423,100	Honeywell International, Inc.	16,619,368
148,600	Textron, Inc.	11,021,662
	Total Aerospace/Defense	43,905,894

	Automotive (2.5%)
541,300	General Motors Corp.	19,930,666	+

	Banking & Financial Services (8.8%)
264,730	Bank of America Corp.	11,542,228
178,700	Citigroup, Inc.	7,773,450
134,300	Fannie Mae	7,501,998
1,097,500	Friedman, Billings, Ramsey Group, Inc.	15,430,850	+
479,000	J.P. Morgan Chase & Co., Inc.	16,832,060
202,400	Merrill Lynch & Company, Inc.	11,897,072
	Total Banking & Financial Services	70,977,658

	Beverages, Food & Tobacco (5.3%)
301,800	Flowers Foods, Inc.	7,602,342
556,600	Kraft Foods, Inc., Class A	17,004,130
904,600	Sara Lee Corp.	18,028,678
	Total Beverages, Food & Tobacco	42,635,150

	Chemicals (5.2%)
180,900	Air Products & Chemicals, Inc.	10,810,584
318,400	Dow Chemical Co.	15,267,280
378,600	Du Pont (E.I.) de Nemours & Co.	16,158,648
	Total Chemicals	42,236,512

	Communications (0.9%)
230,200	Sony Corp. (ADR)	7,483,802

	Computer Services (5.4%)
377,000	Electronic Data Systems Corp.	7,754,890
925,900	Hewlett-Packard Co.	22,795,658

159,900	International Business Machines Corp.	$13,345,254
	Total Computer Services	43,895,802

	Computer Software (1.7%)
531,000	Microsoft Corp.	13,598,910

	Electronics (2.8%)
1,134,900	Advanced Micro Devices, Inc.	22,788,792	* +

	Entertainment & Leisure (2.4%)
1,032,800	Mattel, Inc.	19,261,720

	Foods, Hotels & Restaurants (1.9%)
479,200	McDonald’s Corp.	14,936,664

	Healthcare (3.4%)
322,300	HCA, Inc.	15,873,275
976,300	Tenet Healthcare Corp.	11,852,282	+
	Total Healthcare	27,725,557

	Insurance (10.2%)
183,400	Allstate Corp.	11,235,084
181,100	American International Group, Inc.	10,902,220
193,000	Chubb Corp.	17,142,260
325,500	Safeco Corp.	17,882,970
574,900	The St. Paul Travelers Companies, Inc.	25,307,098
	Total Insurance	82,469,632

	Media - Broadcasting & Publishing (4.0%)
485,700	Clear Channel Communications, Inc.	15,853,248
320,000	Comcast Corp., Class A	9,833,600	*
424,400	Readers Digest Association, Inc.	6,892,256
	Total Media - Broadcasting & Publishing	32,579,104

	Oil & Gas (1.9%)
248,800	ConocoPhillips	15,572,392

	Paper & Forest Products (3.0%)
121,900	Kimberly-Clark Corp.	$7,772,344
555,400	MeadWestvaco Corp.	16,228,788
	Total Paper & Forest Products	24,001,132

	Pharmaceuticals (4.2%)
305,900	Watson Pharmaceuticals, Inc.	10,217,060	*
518,200	Wyeth	23,707,650
	Total Pharmaceuticals	33,924,710

	Real Estate (3.5%)
1,225,500	American Financial Realty Trust (REIT)	17,647,200
522,500	Crescent Real Estate Equities Co. (REIT)	10,199,200
	Total Real Estate	27,846,400

	Retail (5.1%)
556,000	May Department Stores Co.	22,823,800
115,780	Sears Holdings Corp.	17,856,749	*
	Total Retail	40,680,549

	Telecommunications (6.2%)
389,600	Alltel Corp.	25,908,400	+
1,522,200	Nokia Oyj (ADR)	24,279,090
	Total Telecommunications	50,187,490

	Transportation (4.0%)
248,700	CNF, Inc.	12,830,433
423,900	CSX Corp.	19,304,406
	Total Transportation	32,134,839

	Utilities (2.2%)
459,100	American Electric Power Company, Inc.	17,767,171
	Total Common Stock (Cost: $674,915,575) (90.1%)	726,540,546

Principal
Amount	Short-Term Investments
$572,709	ABN Amro Bank NV, 3.25%, due 08/05/05	572,709	**

$1,431,767	American Beacon Money Market Fund, 3.238%, due 08/01/05	$1,431,767	**
85,906	Bank of America, 3.27%, due 08/30/05	85,906	**
2,155,780	Bank of America, 3.45%, due 09/16/05	2,155,780	**
1,583,575	Bank of Montreal, 3.27%, due 08/09/05	1,583,575	**
647,957	Bank of Nova Scotia, 3.3%, due 08/10/05	647,957	**
1,214,138	Bank of Nova Scotia, 3.32%, due 08/15/05	1,214,138	**
2,211,160	Bank of Nova Scotia, 3.43%, due 08/30/05	2,211,160	**
1,145,414	Barclays Bank PLC, 3.354%, due 01/17/06	1,145,414	**
859,060	Barclays Bank PLC, 3.42%, due 09/12/05	859,060	**
572,707	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	572,707	**
3,319,607	BNP Paribas, 3.25%, due 08/02/05	3,319,607	**
2,892,169	Calyon, 3.25%, due 08/02/05	2,892,169	**
1,431,767	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	1,431,767	**
1,441,787	Compass Securitization LLC, 3.42%, due 08/22/05	1,441,787	**
286,353	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	286,353	**
572,707	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	572,707	**
286,353	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	286,353	**
1,794,294	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	1,794,294	**
286,353	First Tennessee National Corp., 3.22%, due 08/09/05	286,353	**
950,658	Fortis Bank, 3.25%, due 08/04/05	950,658	**
1,592,654	Fortis Bank, 3.28%, due 08/08/05	1,592,654	**
1,431,767	Fortis Bank, 3.46%, due 09/15/05	1,431,767	**
1,627,944	General Electric Capital Corp., 3.475%, due 09/12/05	1,627,944	**
2,891,447	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	2,891,447	**
352,145	Greyhawk Funding, 3.314%, due 08/09/05	352,145	**
275,331	Halifax Bank of Scotland, 3.15%, due 08/08/05	275,331	**
1,431,767	Harris Trust & Savings Bank, 3.295%, due 11/04/05	1,431,767	**
572,707	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	572,707	**
81,456,483	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	81,456,483
921,477	Lexington Parker Capital, 3.43%, due 08/25/05	921,477	**
1,033,762	Lexington Parker Capital, 3.484%, due 09/06/05	1,033,762	**

$5,727,068	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	$5,727,068	**
458,165	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	458,165	**
2,806,263	National Australia Bank, 3.28%, due 08/08/05	2,806,263	**
687,248	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	687,248	**
572,707	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	572,707	**
1,348,014	Paradigm Funding LLC, 3.461%, due 08/29/05	1,348,014	**
1,145,414	Park Avenue Receivables Corp., 3.43%, due 08/26/05	1,145,414	**
1,522,641	Prefco, 3.441%, due 08/29/05	1,522,641	**
1,145,414	Rabobank Nederland, 3.43%, due 09/15/05	1,145,414	**
572,707	Regions Bank, 3.29%, due 08/10/05	572,707	**
3,579,417	Royal Bank of Canada, 3.25%, due 08/03/05	3,579,417	**
1,145,414	Royal Bank of Scotland, 3.24%, due 08/08/05	1,145,414	**
1,145,414	Royal Bank of Scotland, 3.25%, due 08/09/05	1,145,414	**
1,145,414	Royal Bank of Scotland, 3.31%, due 08/09/05	1,145,414	**
1,145,414	Sheffiled Receivables Corp., 3.283%, due 08/05/05	1,145,414	**
286,353	The Bank of the West, 3.47%, due 09/20/05	286,353	**
859,060	Toronto Dominion Bank, 3.25%, due 08/02/05	859,060	**
801,790	UBS AG, 3.25%, due 08/09/05	801,790	**
859,060	UBS AG, 3.365%, due 08/22/05	859,060	**
515,436	Wells Fargo & Co., 3.26%, due 08/03/05	515,436	**
2,863,534	Wells Fargo & Co., 3.27%, due 08/01/05	2,863,534	**
1,088,143	Wells Fargo & Co., 3.45%, due 09/16/05	1,088,143	**
	Total Short-Term Investments (Cost: $150,749,795) (18.7%)	150,749,795

	Total Investments (Cost: $825,665,370) (108.8%)	877,290,341
	Liabilities in Excess of Other Assets (-8.8%)	(71,034,785)
	Net Assets (100.0%)	$806,255,556

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	5.5%
Automotive	2.5
Banking & Financial Services	8.8
Beverages, Food & Tobacco	5.3
Chemicals	5.2
Communications	0.9
Computer Services	5.4
Computer Software	1.7
Electronics	2.8
Entertainment & Leisure	2.4
Foods, Hotels & Restaurants	1.9
Healthcare	3.4
Insurance	10.2
Media - Broadcasting & Publishing	4.0
Oil & Gas	1.9
Paper & Forest Products	3.0
Pharmaceuticals	4.2
Real Estate	3.5
Retail	5.1
Telecommunications	6.2
Transportation	4.0
Utilities	2.2
Short-Term Investments	18.7
Total	108.8%

See accompanying Notes to Schedules of Investments

TCW Galileo Equities Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Aerospace/Defense (2.9% of Net Assets)
12,575	General Dynamics Corp.	$1,448,514
29,100	Northrop Grumman Corp.	1,613,595
	Total Aerospace/Defense	3,062,109

	Banking & Financial Services (16.7%)
21,050	American Express Co.	1,157,750
18,140	Bank of America Corp.	790,904
98,467	Citigroup, Inc.	4,283,314
20,850	Goldman Sachs Group, Inc.	2,240,958
25,200	H&R Block, Inc.	1,435,392	+
97,444	J.P. Morgan Chase & Co., Inc.	3,424,182
11,500	Merrill Lynch & Company, Inc.	675,970
52,650	The Charles Schwab Corp.	721,305
46,100	Wells Fargo & Co.	2,827,774
	Total Banking & Financial Services	17,557,549

	Beverages, Food & Tobacco (1.4%)
42,300	Sysco Corp.	1,525,338	+

	Chemicals (4.3%)
48,680	Air Products & Chemicals, Inc.	2,909,117
12,000	Dow Chemical Co.	575,400
11,000	Du Pont (E.I.) de Nemours & Co.	469,480
12,350	Praxair, Inc.	609,966
	Total Chemicals	4,563,963

	Commercial Services (1.7%)
52,165	Ecolab, Inc.	1,751,701

	Computer Services (2.0%)
46,200	Dell, Inc.	1,869,714	*
8,245	Novellus Systems, Inc.	237,868
	Total Computer Services	2,107,582

	Computer Software (2.1%)
160,100	Oracle Corp.	$2,174,158	* +

	Electrical Equipment (3.7%)
19,050	Applied Materials, Inc.	351,663
102,790	General Electric Co.	3,546,255
	Total Electrical Equipment	3,897,918

	Electronics (4.7%)
23,100	Emerson Electric Co.	1,519,980
65,765	Intel Corp.	1,784,862
50,300	Texas Instruments, Inc.	1,597,528
	Total Electronics	4,902,370

	Energy & Oil Services (20.7%)
8,000	Anadarko Petroleum Corp.	706,800
32,600	Apache Corp.	2,229,840
31,600	Devon Energy Corp.	1,772,444
108,896	Exxon Mobil Corp.	6,397,640
73,100	Halliburton Co.	4,097,255	+
26,100	Peabody Energy Corp.	1,715,814
25,880	Schlumberger, Ltd.	2,167,191	+
46,004	Transocean, Inc.	2,596,006	*
	Total Energy & Oil Services	21,682,990

	Foods, Hotels & Restaurants (0.5%)
17,755	McDonald’s Corp.	553,423

	Industrial - Diversified (6.6%)
31,635	3M Co.	2,372,625
19,560	Danaher Corp.	1,084,602	+
113,950	Tyco International, Ltd.	3,472,056
	Total Industrial - Diversified	6,929,283

	Insurance (7.3%)
37,800	Allstate Corp.	2,315,628
74,050	American International Group, Inc.	4,457,810
10,550	Hartford Financial Services Group	850,014
	Total Insurance	7,623,452

	Media - Broadcasting & Publishing (2.0%)
123,000	Time Warner, Inc.	$2,093,460	*

	Medical Supplies (1.5%)
28,600	Medtronic, Inc.	1,542,684

	Metals (4.8%)
29,650	Alcoa, Inc.	831,683
31,600	Newmont Mining Corp.	1,186,580
22,435	Rio Tinto PLC (ADR)	2,976,003	+
	Total Metals	4,994,266

	Office Equipment & Supplies (2.3%)
42,280	Avery Dennison Corp.	2,396,008

	Pharmaceuticals (2.0%)
79,800	Pfizer, Inc.	2,114,700

	Retail (7.5%)
27,570	Costco Wholesale Corp.	1,267,393
37,600	Home Depot, Inc.	1,635,976
70,300	Kohl’s Corp.	3,961,405	*
46,510	The Gap, Inc.	981,826
	Total Retail	7,846,600

	Telecommunications (2.4%)
29,150	Motorola, Inc.	617,397
117,400	Nokia Oyj (ADR)	1,872,530
	Total Telecommunications	2,489,927

	Transportation (2.1%)
13,880	Norfolk Southern Corp.	516,475
23,100	United Parcel Service, Inc., Class B	1,685,607
	Total Transportation	2,202,082
	Total Common Stock (Cost: $84,512,282) (99.2%)	104,011,563

Principal
Amount	Short-Term Investments
$101,250	ABN Amro Bank NV, 3.25%, due 08/05/05	$101,250	**
253,124	American Beacon Money Market Fund, 3.238%, due 08/01/05	253,124	**
15,187	Bank of America, 3.27%, due 08/30/05	15,187	**
381,123	Bank of America, 3.45%, due 09/16/05	381,123	**
279,962	Bank of Montreal, 3.27%, due 08/09/05	279,962	**
114,553	Bank of Nova Scotia, 3.3%, due 08/10/05	114,553	**
214,649	Bank of Nova Scotia, 3.32%, due 08/15/05	214,649	**
390,914	Bank of Nova Scotia, 3.43%, due 08/30/05	390,914	**
202,499	Barclays Bank PLC, 3.354%, due 01/17/06	202,499	**
151,874	Barclays Bank PLC, 3.42%, due 09/12/05	151,874	**
101,250	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	101,250	**
586,878	BNP Paribas, 3.25%, due 08/02/05	586,878	**
511,310	Calyon, 3.25%, due 08/02/05	511,310	**
253,124	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	253,124	**
254,895	Compass Securitization LLC, 3.42%, due 08/22/05	254,895	**
50,625	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	50,625	**
101,250	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	101,250	**
50,625	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	50,625	**
317,216	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	317,216	**
50,625	First Tennessee National Corp., 3.22%, due 08/09/05	50,625	**
168,068	Fortis Bank, 3.25%, due 08/04/05	168,068	**
281,567	Fortis Bank, 3.28%, due 08/08/05	281,567	**
253,124	Fortis Bank, 3.46%, due 09/15/05	253,124	**
287,806	General Electric Capital Corp., 3.475%, due 09/12/05	287,806	**
511,183	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	511,183	**
62,256	Greyhawk Funding, 3.314%, due 08/09/05	62,256	**
48,676	Halifax Bank of Scotland, 3.15%, due 08/08/05	48,676	**
253,124	Harris Trust & Savings Bank, 3.295%, due 11/04/05	253,124	**
101,250	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	101,250	**
845,738	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	845,738

$162,909	Lexington Parker Capital, 3.43%, due 08/25/05	$162,909	**
182,760	Lexington Parker Capital, 3.484%, due 09/06/05	182,760	**
1,012,496	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	1,012,496	**
81,000	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	81,000	**
496,123	National Australia Bank, 3.28%, due 08/08/05	496,123	**
121,500	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	121,500	**
101,250	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	101,250	**
238,317	Paradigm Funding LLC, 3.461%, due 08/29/05	238,317	**
202,499	Park Avenue Receivables Corp., 3.43%, due 08/26/05	202,499	**
269,190	Prefco, 3.441%, due 08/29/05	269,190	**
202,499	Rabobank Nederland, 3.43%, due 09/15/05	202,499	**
101,250	Regions Bank, 3.29%, due 08/10/05	101,250	**
632,810	Royal Bank of Canada, 3.25%, due 08/03/05	632,810	**
202,499	Royal Bank of Scotland, 3.24%, due 08/08/05	202,499	**
202,499	Royal Bank of Scotland, 3.25%, due 08/09/05	202,499	**
202,499	Royal Bank of Scotland, 3.31%, due 08/09/05	202,499	**
202,499	Sheffiled Receivables Corp., 3.283%, due 08/05/05	202,499	**
50,625	The Bank of the West, 3.47%, due 09/20/05	50,625	**
151,874	Toronto Dominion Bank, 3.25%, due 08/02/05	151,874	**
141,749	UBS AG, 3.25%, due 08/09/05	141,749	**
151,874	UBS AG, 3.365%, due 08/22/05	151,874	**
91,125	Wells Fargo & Co., 3.26%, due 08/03/05	91,125	**
506,248	Wells Fargo & Co., 3.27%, due 08/01/05	506,248	**
192,375	Wells Fargo & Co., 3.45%, due 09/16/05	192,375	**
	Total Short-Term Investments (Cost: $13,096,194) (12.5%)	13,096,194

	Total Investments (Cost: $97,608,476) (111.7%)	117,107,757
	Liabilities in Excess of Other Assets (-11.7%)	(12,259,350)
	Net Assets (100.0%)	$104,848,407

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.9%
Banking & Financial Services	16.7
Beverages, Food & Tobacco	1.4
Chemicals	4.3
Commercial Services	1.7
Computer Services	2.0
Computer Software	2.1
Electrical Equipment	3.7
Electronics	4.7
Energy & Oil Services	20.7
Foods, Hotels & Restaurants	0.5
Industrial - Diversified	6.6
Insurance	7.3
Media - Broadcasting & Publishing	2.0
Medical Supplies	1.5
Metals	4.8
Office Equipment & Supplies	2.3
Pharmaceuticals	2.0
Retail	7.5
Telecommunications	2.4
Transportation	2.1
Short-Term Investments	12.5
Total	111.7%

See accompanying Notes to Schedule of Investments

TCW Galileo Focused Equities Fund (Unaudited)

Schedule of Investments		July 31, 2005

Number of
Shares	Common Stock	Value
	Aerospace/Defense (4.6% of Net Assets)
335	General Dynamics Corp.	$38,589
1,200	Northrop Grumman Corp.	66,540
	Total Aerospace/Defense	105,129

	Banking & Financial Services (14.4%)
2,350	Citigroup, Inc.	102,225
550	Goldman Sachs Group, Inc.	59,114
1,240	H&R Block, Inc.	70,630
2,700	J.P. Morgan Chase & Co., Inc.	94,878
	Total Banking & Financial Services	326,847

	Beverages, Food & Tobacco (2.8%)
1,750	Sysco Corp.	63,105

	Chemicals (3.8%)
1,460	Air Products & Chemicals, Inc.	87,250

	Commercial Services (3.1%)
2,120	Ecolab, Inc.	71,190

	Computer Services (3.3%)
1,840	Dell, Inc.	74,465	*

	Computer Software (3.4%)
5,680	Oracle Corp.	77,134	*

	Electrical Equipment (3.8%)
2,500	General Electric Co.	86,250

	Electronics (5.9%)
2,070	Intel Corp.	56,180
2,435	Texas Instruments, Inc.	77,336
	Total Electronics	133,516

	Energy & Oil Services (21.1%)
1,250	Apache Corp.	$85,500
1,490	Exxon Mobil Corp.	87,537
2,240	Halliburton Co.	125,552
1,175	Schlumberger, Ltd.	98,394
1,472	Transocean, Inc.	83,065	*
	Total Energy & Oil Services	480,048

	Industrial - Diversified (6.3%)
840	3M Co.	63,000
2,610	Tyco International, Ltd.	79,527
	Total Industrial - Diversified	142,527

	Insurance (4.2%)
1,600	American International Group, Inc.	96,320

	Metals (3.5%)
595	Rio Tinto PLC (ADR)	78,927

	Office Equipment & Supplies (3.3%)
1,320	Avery Dennison Corp.	74,804

	Oil & Gas (3.5%)
1,170	Noble Corp.	78,601

	Retail (7.5%)
635	Costco Wholesale Corp.	29,191
1,770	Kohl’s Corp.	99,739	*
1,965	The Gap, Inc.	41,481
	Total Retail	170,411

	Telecommunications (4.0%)
1,110	Motorola, Inc.	23,510
4,150	Nokia Oyj (ADR)	66,192
	Total Telecommunications	89,702

	Transportation (0.9%)
575	Norfolk Southern Corp.	$21,396
	Total Common Stock (Cost: $1,838,155) (99.4%)	2,257,622

Principal
Amount	Short-Term Investments (Cost: $33,724) (1.5%)
$33,724	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	33,724

	Total Investments (Cost: $1,871,879) (100.9%)	2,291,346
	Liabilities in Excess of Other Assets (-0.9%)	(20,023)
	Net Assets (100.0%)	$2,271,323

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	4.6%
Banking & Financial Services	14.4
Beverages, Food & Tobacco	2.8
Chemicals	3.8
Commercial Services	3.1
Computer Services	3.3
Computer Software	3.4
Electrical Equipment	3.8
Electronics	5.9
Energy & Oil Services	21.1
Industrial - Diversified	6.3
Insurance	4.2
Metals	3.5

Office Equipment & Supplies	3.3
Oil & Gas	3.5
Retail	7.5
Telecommunications	4.0
Transportation	0.9
Short-Term Investments	1.5
Total	100.9%

See accompanying Notes to Schedule of Investments

TCW Galileo Growth Equities Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Advertising (3.3% of Net Assets)
8,050	Lamar Advertising Co., Class A	$354,280	*
15,350	Monster Worldwide, Inc.	466,179	*
	Total Advertising	820,459

	Aerospace/Defense (1.5%)
12,700	Cogent, Inc.	381,889	*

	Apparel Retailers (1.3%)
8,000	Chico’s FAS, Inc.	320,880	*

	Banking & Financial Services (10.2%)
13,300	Commerce Bancorp, Inc.	451,269
24,300	E*TRADE Group, Inc.	376,893	*
10,900	Jackson Hewitt Tax Service, Inc.	275,879
18,050	SEI Investments Co.	697,813
8,400	Signature Bank	252,252	*
7,300	T. Rowe Price Group, Inc.	484,355
	Total Banking & Financial Services	2,538,461

	Biological Products (1.6%)
14,200	MedImmune, Inc.	403,422	*

	Commercial Services (17.1%)
11,900	Advisory Board Co.	620,942	*
5,700	Alliance Data Systems Corp.	242,649	*
11,100	Bright Horizons Family Solutions, Inc.	508,158	*
9,550	Corporate Executive Board Co.	770,494
4,450	Ctrip.com International, Ltd. (ADR)	246,552
22,800	Resources Connection, Inc.	684,000	*
27,300	Robert Half International, Inc.	925,197
2,600	Strayer Education, Inc.	255,918
	Total Commercial Services	4,253,910

	Computer Services (12.9%)
5,650	ChoicePoint, Inc.	246,340	*

17,400	Cognizant Technology Solutions Corp.	$853,992	*
20,750	Salesforce.com, Inc.	488,662	*
4,100	Websense, Inc.	204,344	*
42,050	Yahoo!, Inc.	1,401,947	*
	Total Computer Services	3,195,285

	Computer Software (2.0%)
11,300	Navteq Corp.	496,861	*

	Electronics (5.5%)
9,900	Broadcom Corp.	423,423	*
500	Hittite Microwave Corp.	9,690	*
10,100	Marvell Technology Group, Ltd.	441,269	*
5,800	Maxim Integrated Products, Inc.	242,846
8,800	XILINX, Inc.	249,480
	Total Electronics	1,366,708

	Energy & Oil Services (1.3%)
5,450	BJ Services Co.	332,395

	Entertainment & Leisure (0.3%)
1,800	Las Vegas Sands Corp.	72,396	*

	Foods, Hotels & Restaurants (1.0%)
4,300	P.F. Chang’s China Bistro, Inc.	245,057	*

	Healthcare (11.2%)
8,600	Affymetrix, Inc.	401,534	*
12,400	Express Scripts, Inc.	648,520	*
19,500	Genentech, Inc.	1,741,935	*
	Total Healthcare	2,791,989

	Heavy Machinery (3.2%)
11,650	Smith International, Inc.	791,501

	Industrial - Diversified (1.9%)
11,950	MSC Industrial Direct Co.	462,346

	Insurance (1.0%)
12,300	National Interstate Corp.	$244,401	*

	Lodging (3.1%)
5,650	Four Seasons Hotels, Inc.	375,725
6,900	Wynn Resorts, Ltd.	388,470	*
	Total Lodging	764,195

	Medical Supplies (4.6%)
9,000	Foxhollow Technologies, Inc.	461,610	*
14,700	IntraLase Corp.	306,495	*
9,400	Kyphon, Inc.	382,016	*
	Total Medical Supplies	1,150,121

	Oil & Gas (1.0%)
4,800	National-Oilwell Varco, Inc.	251,280	*

	Pharmaceuticals (3.2%)
1,100	Adams Respiratory Therapeutics, Inc.	32,450	*
10,600	Cubist Pharmaceuticals, Inc.	181,154	*
12,050	Encysive Pharmaceuticals, Inc.	153,156	*
7,750	Nektar Therapeutics	145,390	*
2,600	Neurocrine Biosciences, Inc.	128,908	*
7,050	Onyx Pharmaceuticals, Inc.	165,323	*
	Total Pharmaceuticals	806,381

	Retail (8.9%)
18,950	Amazon.com, Inc.	855,972	*
28,500	eBay, Inc.	1,190,730	*
2,750	Urban Outfitters, Inc.	166,953	*
	Total Retail	2,213,655

	Telecommunications (1.7%)
17,900	Juniper Networks, Inc.	429,421	*
	Total Common Stock (Cost: $19,543,924) (97.8%)	24,333,013

Principal
Amount	Short-Term Investments (Cost: $630,531) (2.6%)
$630,531	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	$630,531

	Total Investments (Cost: $20,174,455) (100.4%)	24,963,544
	Liabilities in Excess of Other Assets (-0.4%)	(89,575)
	Net Assets (100.0%)	$24,873,969

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	3.3%
Aerospace/Defense	1.5
Apparel Retailers	1.3
Banking & Financial Services	10.2
Biological Products	1.6
Commercial Services	17.1
Computer Services	12.9
Computer Software	2.0
Electronics	5.5
Energy & Oil Services	1.3
Entertainment & Leisure	0.3
Foods, Hotels & Restaurants	1.0
Healthcare	11.2
Heavy Machinery	3.2
Industrial - Diversified	1.9
Insurance	1.0
Lodging	3.1

Medical Supplies	4.6
Oil & Gas	1.0
Pharmaceuticals	3.2
Retail	8.9
Telecommunications	1.7
Short-Term Investments	2.6
Total	100.4%

See accompanying Notes to Schedules of Investments

TCW Galileo Growth Insights Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Apparel Retailers (3.1% of Net Assets)
993	Chico’s FAS, Inc.	$39,829	*

	Banking & Financial Services (6.3%)
729	Commerce Bancorp, Inc.	24,735
650	Countrywide Financial Corp.	23,400
320	Legg Mason, Inc.	32,688
	Total Banking & Financial Services	80,823

	Beverages, Food & Tobacco (1.8%)
658	Sysco Corp.	23,727

	Biological Products (2.5%)
575	Gilead Sciences, Inc.	25,766	*
230	MedImmune, Inc.	6,534	*
	Total Biological Products	32,300

	Computer Services (4.9%)
926	Foundry Networks, Inc.	10,964	*
120	Google, Inc., Class A	34,531	*
535	Yahoo!, Inc.	17,837	*
	Total Computer Services	63,332

	Computer Software (5.3%)
422	Electronic Arts, Inc.	24,307	*
1,415	Oracle Corp.	19,216	*
1,132	Symantec Corp.	24,870	*
	Total Computer Software	68,393

	Education (2.1%)
366	Apollo Group, Inc.	27,505	*

	Electrical Equipment (3.2%)
544	Analog Devices, Inc.	21,325
673	Applied Materials, Inc.	12,424
310	Greatbatch, Inc.	7,505	*
	Total Electrical Equipment	41,254

	Electronics (7.1%)
259	KLA-Tencor Corp.	$13,390
280	Linear Technology Corp.	10,881
420	Marvell Technology Group, Ltd.	18,350	*
490	Maxim Integrated Products, Inc.	20,516
914	Semtech Corp.	16,781	*
394	XILINX, Inc.	11,170
	Total Electronics	91,088

	Foods, Hotels & Restaurants (2.4%)
535	P.F. Chang’s China Bistro, Inc.	30,490	*

	Healthcare (3.4%)
493	Genentech, Inc.	44,040	*

	Insurance (3.0%)
450	Centene Corp.	13,185	*
35	Markel Corp.	11,760	*
135	Progressive Corp.	13,458
	Total Insurance	38,403

	Investment Companies (13.5%)
2,885	Consumer Staples Select Sector SPDR Fund (ETF)	67,740
491	Energy Select Sector SPDR Fund (ETF)	23,372
1,595	Industrial Select Sector SPDR Fund (ETF)	48,695
500	Materials Select Sector SPDR Trust (ETF)	14,320
341	Vanguard Industrials VIPERs (ETF)	18,844
	Total Investment Companies	172,971

	Media - Broadcasting & Publishing (2.6%)
935	XM Satellite Radio Holdings, Inc.	33,314	*

	Medical Supplies (11.6%)
367	Allergan, Inc.	32,799
513	Foxhollow Technologies, Inc.	26,312	*

924	IntraLase Corp.	$19,265	*
275	Kinetic Concepts, Inc.	16,492	*
631	Medtronic, Inc.	34,036
505	Varian Medical Systems, Inc.	19,826	*
	Total Medical Supplies	148,730

	Pharmaceuticals (5.1%)
495	Cardinal Health, Inc.	29,492
1,130	Teva Pharmaceutical Industries, Ltd. (ADR)	35,482
	Total Pharmaceuticals	64,974

	Retail (11.0%)
553	Amazon.com, Inc.	24,979	*
695	Blue Nile, Inc.	23,116	*
440	eBay, Inc.	18,383	*
601	Tractor Supply Co.	33,788	*
845	Walgreen Co.	40,442
	Total Retail	140,708

	Telecommunications (10.1%)
535	American Tower Corp.	12,294	*
1,380	Andrew Corp.	15,166	*
1,775	Motorola, Inc.	37,594
845	Qualcomm, Inc.	33,369
438	Research In Motion, Ltd.	30,949	*
	Total Telecommunications	129,372

	Transportation (0.9%)
150	United Parcel Service, Inc., Class B	10,946
	Total Common Stock (Cost: $1,001,294) (99.9%)	1,282,199

Principal
Amount	Short-Term Investments (Cost: $22,660) (1.8%)
$22,660	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	22,660

	Total Investments (Cost: $1,023,954) (101.7%)	1,304,859
	Liabilities in Excess of Other Assets (-1.7%)	(21,583)
	Net Assets (100.0%)	$1,283,276

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Apparel Retailers	3.1%
Banking & Financial Services	6.3
Beverages, Food & Tobacco	1.8
Biological Products	2.5
Computer Services	4.9
Computer Software	5.3
Education	2.1
Electrical Equipment	3.2
Electronics	7.1
Foods, Hotels & Restaurants	2.4
Healthcare	3.4
Insurance	3.0
Investment Companies	13.5
Media - Broadcasting & Publishing	2.6
Medical Supplies	11.6
Pharmaceuticals	5.1
Retail	11.0
Telecommunications	10.1
Transportation	0.9
Short-Term Investments	1.8
Total	101.7%

See accompanying Notes to Schedules of Investments

TCW Galileo Large Cap Core Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Aerospace/Defense (4.1% of Net Assets)
5,140	Boeing Co.	$339,291
935	General Dynamics Corp.	107,703
	Total Aerospace/Defense	446,994

	Apparel Retailers (1.1%)
3,000	Chico’s FAS, Inc.	120,330	*

	Automotive (1.6%)
3,350	Harley-Davidson, Inc.	178,186

	Banking & Financial Services (12.2%)
6,260	Citigroup, Inc.	272,310
7,600	Commerce Bancorp, Inc.	257,868
7,210	Countrywide Financial Corp.	259,560
1,705	Franklin Resources, Inc.	137,798
4,700	J.P. Morgan Chase & Co., Inc.	165,158
9,500	MBNA Corp.	239,020
	Total Banking & Financial Services	1,331,714

	Beverages, Food & Tobacco (5.1%)
2,455	Altria Group, Inc.	164,387
2,795	Anheuser-Busch Companies, Inc.	123,958
3,580	Coca-Cola Co. (The)	156,661
2,455	General Mills, Inc.	116,367
	Total Beverages, Food & Tobacco	561,373

	Biological Products (1.9%)
2,655	Amgen, Inc.	211,736	*

	Chemicals (1.6%)
2,315	Dow Chemical Co.	111,004
1,335	Praxair, Inc.	65,936
	Total Chemicals	176,940

	Commercial Services (1.5%)
4,600	R.R. Donnelley & Sons Co.	$165,830

	Computer Services (4.6%)
3,570	Dell, Inc.	144,478	*
1,900	Infosys Technologies, Limited (ADR)	135,242
6,820	Yahoo!, Inc.	227,379	*
	Total Computer Services	507,099

	Computer Software (5.4%)
1,555	Electronic Arts, Inc.	89,568	*
6,820	Microsoft Corp.	174,660
11,400	Oracle Corp.	154,812	*
7,910	Symantec Corp.	173,783	*
	Total Computer Software	592,823

	Cosmetics & Household Products (2.4%)
2,840	Estee Lauder Companies, Inc. (The)	111,158
2,675	Procter & Gamble Co.	148,810
	Total Cosmetics & Household Products	259,968

	Electrical Equipment (2.0%)
6,350	General Electric Co.	219,075

	Electronics (1.6%)
6,260	Intel Corp.	169,896

	Energy & Oil Services (9.3%)
3,240	Exxon Mobil Corp.	190,350
3,790	Peabody Energy Corp.	249,155
4,920	Transocean, Inc.	277,636	*
3,580	Valero Energy Corp.	296,352
	Total Energy & Oil Services	1,013,493

	Healthcare (2.9%)
3,170	Express Scripts, Inc.	165,791	*
2,455	Johnson & Johnson, Inc.	157,022
	Total Healthcare	322,813

	Industrial - Diversified (2.0%)
7,040	Tyco International, Ltd.	$214,509

	Insurance (6.2%)
3,250	American International Group, Inc.	195,650
6,040	Axis Capital Holdings, Ltd.	173,952
4,100	Health Net, Inc.	159,080	*
1,555	Progressive Corp.	155,018
	Total Insurance	683,700

	Media - Broadcasting & Publishing (3.3%)
4,570	Comcast Corp., Special Class A	137,100	*
7,030	Time Warner, Inc.	119,651	*
3,230	Viacom, Inc., Class B	108,173
	Total Media - Broadcasting & Publishing	364,924

	Medical Supplies (4.5%)
2,675	Allergan, Inc.	239,065
5,260	St. Jude Medical, Inc.	249,377	*
	Total Medical Supplies	488,442

	Metals (1.4%)
1,335	Newmont Mining Corp.	50,129
2,455	United States Steel Corp.	104,706
	Total Metals	154,835

	Pharmaceuticals (2.9%)
2,675	Cardinal Health, Inc.	159,376
2,795	Lilly (Eli) & Co.	157,414
	Total Pharmaceuticals	316,790

	Real Estate (2.9%)
9,060	Equity Office Properties Trust (REIT)	321,177

	Restaurants (1.2%)
3,760	Darden Restaurants, Inc.	130,472

	Retail (7.1%)
2,140	Amazon.com, Inc.	$96,664	*
4,130	eBay, Inc.	172,551	*
4,700	Kohl’s Corp.	264,845	*
4,910	Wal-Mart Stores, Inc.	242,309
	Total Retail	776,369

	Telecommunications (4.8%)
1,560	Alltel Corp.	103,740
3,575	Juniper Networks, Inc.	85,764	*
6,820	Qualcomm, Inc.	269,322
2,115	Verizon Communications, Inc.	72,396
	Total Telecommunications	531,222

	Telephone Communications, exc. Radio (1.5%)
12,520	Citizens Communications Co.	164,513

	Transportation (1.9%)
5,260	Canadian Pacific Railway, Ltd.	204,298

	Utilities (3.2%)
7,600	Duke Energy Corp.	224,504
3,575	Southern Co. (The)	125,089
	Total Utilities	349,593
	Total Common Stock (Cost: $10,070,188) (100.2%)	10,979,114

Principal
Amount	Short-Term Investments (Cost: $11,792) (0.1%)
$11,792	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	11,792

	Total Investments (Cost: $10,081,980) (100.3%)	10,990,906
	Liabilities in Excess of Other Assets (-0.3%)	(36,630)
	Net Assets (100.0%)	$10,954,276

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	4.1%
Apparel Retailers	1.1
Automotive	1.6
Banking & Financial Services	12.2
Beverages, Food & Tobacco	5.1
Biological Products	1.9
Chemicals	1.6
Commercial Services	1.5
Computer Services	4.6
Computer Software	5.4
Cosmetics & Household Products	2.4
Electrical Equipment	2.0
Electronics	1.6
Energy & Oil Services	9.3
Healthcare	2.9
Industrial - Diversified	2.0
Insurance	6.2
Media - Broadcasting & Publishing	3.3
Medical Supplies	4.5
Metals	1.4
Pharmaceuticals	2.9
Real Estate	2.9
Restaurants	1.2
Retail	7.1
Telecommunications	4.8
Telephone Communications, exc. Radio	1.5

Transportation	1.9
Utilities	3.2
Short-Term Investments	0.1
Total	100.3%

See accompanying Notes to Schedules of Investments

TCW Galileo Large Cap Growth Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Automotive (2.1% of Net Assets)
450	ITT Industries, Inc.	$47,880

	Banking & Financial Services (10.1%)
650	American Express Co.	35,750
1,100	Countrywide Financial Corp.	39,600
400	Goldman Sachs Group, Inc.	42,992
1,300	SLM Corp.	66,937
600	T. Rowe Price Group, Inc.	39,810
	Total Banking & Financial Services	225,089

	Biological Products (4.6%)
850	Amgen, Inc.	67,787	*
800	Gilead Sciences, Inc.	35,848	*
	Total Biological Products	103,635

	Building Materials (2.2%)
750	Lowe’s Companies, Inc.	49,665

	Chemicals (1.1%)
350	Monsanto Co.	23,579

	Computer Services (14.9%)
5,500	Cisco Systems, Inc.	105,325	*
1,400	Cognizant Technology Solutions Corp.	68,712	*
1,650	Dell, Inc.	66,775	*
50	Google, Inc., Class A	14,388	* +
1,100	Network Appliance, Inc.	28,061	*
1,500	Yahoo!, Inc.	50,010	*
	Total Computer Services	333,271

	Computer Software (4.0%)
3,050	Oracle Corp.	41,419	*
2,174	Symantec Corp.	47,763	*
	Total Computer Software	89,182

	Cosmetics & Household Products (5.0%)
750	Gillette Co.	$40,252
1,300	Procter & Gamble Co.	72,319	+
	Total Cosmetics & Household Products	112,571

	Electronics (7.7%)
2,200	Intel Corp.	59,708	+
1,600	Maxim Integrated Products, Inc.	66,992
1,650	XILINX, Inc.	46,777	+
	Total Electronics	173,477

	Energy & Oil Services (2.0%)
750	Exxon Mobil Corp.	44,063

	Healthcare (9.9%)
1,050	Express Scripts, Inc.	54,915	* +
800	Genentech, Inc.	71,464	*
1,500	Johnson & Johnson, Inc.	95,940
	Total Healthcare	222,319

	Industrial - Diversified (1.0%)
700	Tyco International, Ltd.	21,329

	Insurance (7.8%)
700	American International Group, Inc.	42,140
1,250	UnitedHealth Group, Inc.	65,375
950	WellPoint, Inc.	67,203	*
	Total Insurance	174,718

	Media - Broadcasting & Publishing (1.6%)
1,200	Comcast Corp., Special Class A	36,000	*

	Medical Supplies (7.3%)
750	Medtronic, Inc.	40,455
1,900	St. Jude Medical, Inc.	90,079	*
400	Zimmer Holdings, Inc.	32,944	*
	Total Medical Supplies	163,478

	Oil & Gas (1.6%)
550	Weatherford International, Ltd.	$34,804	*

	Pharmaceuticals (4.5%)
650	Abbott Laboratories	30,310
450	Genzyme Corp.	33,485	*
650	Lilly (Eli) & Co.	36,608
	Total Pharmaceuticals	100,403

	Retail (6.6%)
600	Costco Wholesale Corp.	27,582
1,500	CVS Corp.	46,545
650	eBay, Inc.	27,157	*
950	Wal-Mart Stores, Inc.	46,883
	Total Retail	148,167

	Telecommunications (5.1%)
750	EchoStar Communications Corp.	21,540	*
700	Juniper Networks, Inc.	16,793	* +
1,950	Qualcomm, Inc.	77,006
	Total Telecommunications	115,339

	Transportation (1.5%)
650	Carnival Corp.	34,060
	Total Common Stock (Cost: $2,204,665) (100.6%)	2,253,029

Principal
Amount	Short-Term Investments
$2,191	ABN Amro Bank NV, 3.25%, due 08/05/05	2,191	**
5,476	American Beacon Money Market Fund, 3.238%, due 08/01/05	5,476	**
329	Bank of America, 3.27%, due 08/30/05	329	**
8,246	Bank of America, 3.45%, due 09/16/05	8,246	**
6,057	Bank of Montreal, 3.27%, due 08/09/05	6,057	**
2,478	Bank of Nova Scotia, 3.3%, due 08/10/05	2,478	**
4,644	Bank of Nova Scotia, 3.32%, due 08/15/05	4,644	**
8,458	Bank of Nova Scotia, 3.43%, due 08/30/05	8,458	**
4,381	Barclays Bank PLC, 3.354%, due 01/17/06	4,381	**
3,286	Barclays Bank PLC, 3.42%, due 09/12/05	3,286	**

$2,191	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	$2,191	**
12,697	BNP Paribas, 3.25%, due 08/02/05	12,697	**
11,062	Calyon, 3.25%, due 08/02/05	11,062	**
5,476	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	5,476	**
5,515	Compass Securitization LLC, 3.42%, due 08/22/05	5,515	**
1,095	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	1,095	**
2,191	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	2,191	**
1,095	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	1,095	**
6,863	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	6,863	**
1,095	First Tennessee National Corp., 3.22%, due 08/09/05	1,095	**
3,636	Fortis Bank, 3.25%, due 08/04/05	3,636	**
6,092	Fortis Bank, 3.28%, due 08/08/05	6,092	**
5,476	Fortis Bank, 3.46%, due 09/15/05	5,476	**
6,227	General Electric Capital Corp., 3.475%, due 09/12/05	6,227	**
11,060	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	11,060	**
1,347	Greyhawk Funding, 3.314%, due 08/09/05	1,347	**
1,053	Halifax Bank of Scotland, 3.15%, due 08/08/05	1,053	**
5,476	Harris Trust & Savings Bank, 3.295%, due 11/04/05	5,476	**
2,191	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	2,191	**
21,490	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	21,490
3,525	Lexington Parker Capital, 3.43%, due 08/25/05	3,525	**
3,954	Lexington Parker Capital, 3.484%, due 09/06/05	3,954	**
21,906	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	21,906	**
1,752	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	1,752	**
10,734	National Australia Bank, 3.28%, due 08/08/05	10,734	**
2,629	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	2,629	**
2,191	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	2,191	**
5,156	Paradigm Funding LLC, 3.461%, due 08/29/05	5,156	**

$4,381	Park Avenue Receivables Corp., 3.43%, due 08/26/05	$4,381	**
5,824	Prefco, 3.441%, due 08/29/05	5,824	**
4,381	Rabobank Nederland, 3.43%, due 09/15/05	4,381	**
2,191	Regions Bank, 3.29%, due 08/10/05	2,191	**
13,691	Royal Bank of Canada, 3.25%, due 08/03/05	13,691	**
4,381	Royal Bank of Scotland, 3.24%, due 08/08/05	4,381	**
4,381	Royal Bank of Scotland, 3.25%, due 08/09/05	4,381	**
4,381	Royal Bank of Scotland, 3.31%, due 08/09/05	4,381	**
4,381	Sheffiled Receivables Corp., 3.283%, due 08/05/05	4,381	**
1,095	The Bank of the West, 3.47%, due 09/20/05	1,095	**
3,286	Toronto Dominion Bank, 3.25%, due 08/02/05	3,286	**
3,067	UBS AG, 3.25%, due 08/09/05	3,067	**
3,286	UBS AG, 3.365%, due 08/22/05	3,286	**
1,971	Wells Fargo & Co., 3.26%, due 08/03/05	1,971	**
10,952	Wells Fargo & Co., 3.27%, due 08/01/05	10,952	**
4,161	Wells Fargo & Co., 3.45%, due 09/16/05	4,161	**
	Total Short-Term Investments (Cost: $286,531) (12.8%)	286,531

	Total Investments (Cost: $2,491,196) (113.4%)	2,539,560
	Liabilities in Excess of Other Assets (-13.4%)	(301,033)
	Net Assets (100.0%)	$2,238,527

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Automotive	2.1%
Banking & Financial Services	10.1

Biological Products	4.6
Building Materials	2.2
Chemicals	1.1
Computer Services	14.9
Computer Software	4.0
Cosmetics & Household Products	5.0
Electronics	7.7
Energy & Oil Services	2.0
Healthcare	9.9
Industrial - Diversified	1.0
Insurance	7.8
Media - Broadcasting & Publishing	1.6
Medical Supplies	7.3
Oil & Gas	1.6
Pharmaceuticals	4.5
Retail	6.6
Telecommunications	5.1
Transportation	1.5
Short-Term Investments	12.8
Total	113.4%

See accompanying Notes to Schedules of Investments

TCW Galileo Opportunity Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Automotive (1.8% of Net Assets)
28,400	Federal Signal Corp.	$497,000
9,600	Lear Corp.	410,592	+
11,300	Superior Industries International, Inc.	263,742	+
27,200	Tenneco Automotive, Inc.	512,992	*
	Total Automotive	1,684,326

	Banking & Financial Services (5.6%)
13,200	Accredited Home Lenders Holding Co.	627,132	* +
81,500	Bank Mutual Corp.	901,798
23,200	Cohen & Steers, Inc.	509,240
68,500	Equity Inns, Inc.	919,955
33,600	Friedman, Billings, Ramsey Group, Inc.	472,416	+
16,800	Impac Mortgage Holdings, Inc.	295,680	+
45,168	Partners Trust Financial Group, Inc.	537,048
13,250	PFF Bancorp, Inc.	409,955
15,600	South Financial Group, Inc.	451,776
	Total Banking & Financial Services	5,125,000

	Beverages, Food & Tobacco (2.5%)
46,400	Tasty Baking Co.	401,824
29,000	The Hain Celestial Group, Inc.	575,070	*
101,570	Wild Oats Markets, Inc.	1,364,085	* +
	Total Beverages, Food & Tobacco	2,340,979

	Chemicals (1.8%)
138,400	Calgon Carbon Corp.	1,212,384
29,400	Chemtura Corp.	462,756
	Total Chemicals	1,675,140

	Commercial Services (3.9%)
43,300	Allied Waste Industries, Inc.	371,514	* +
66,800	BearingPoint, Inc.	548,428	*
78,600	Ikon Office Solutions, Inc.	754,560
51,800	On Assignment, Inc.	279,720	*
5,500	Washington Group International, Inc.	296,670	*
81,400	Wind River Systems, Inc.	1,391,126	*
	Total Commercial Services	3,642,018

	Computer Services (2.9%)
167,500	3Com Corp.	$609,700	*
99,800	Maxtor Corp.	588,820	*
208,200	Solectron Corp.	799,488	*
16,800	Tech Data Corp.	651,504	*
	Total Computer Services	2,649,512

	Computer Software (3.3%)
36,500	Echelon Corp.	306,965	*
108,600	NetIQ Corp.	1,243,470	*
17,499	Take-Two Interactive Software, Inc.	430,650	* +
30,400	THQ, Inc.	1,063,392	*
	Total Computer Software	3,044,477

	Electric Utilities (2.3%)
34,600	Avista Corp.	658,784
300,900	Calpine Corp.	998,988	* +
14,900	NorthWestern Corp.	470,840	+
	Total Electric Utilities	2,128,612

	Electrical Equipment (1.8%)
103,600	FuelCell Energy, Inc.	1,025,640	* +
116,900	GrafTech International, Ltd.	606,711	*
	Total Electrical Equipment	1,632,351

	Electronics (3.1%)
39,600	Fairchild Semiconductor International, Inc.	667,656	* +
28,800	Herley Industries, Inc.	562,752	*
50,600	Intersil Corp., Class A	980,122
58,500	Nanometrics, Inc.	670,410	* +
	Total Electronics	2,880,940

	Energy & Oil Services (1.1%)
6,500	FMC Technologies, Inc.	235,625	*
27,700	Key Energy Services, Inc.	365,363	*
8,800	Oceaneering International, Inc.	377,520	*
	Total Energy & Oil Services	978,508

	Entertainment & Leisure (1.2%)
225,830	Atari, Inc.	$602,966	*
94,100	Six Flags, Inc.	494,025	* +
	Total Entertainment & Leisure	1,096,991

	Healthcare (7.2%)
154,300	Eclipsys Corp.	2,618,471	* +
50,600	Human Genome Sciences, Inc.	741,290	* +
25,100	Kindred Healthcare, Inc.	922,174	*
16,200	Manor Care, Inc.	614,952	+
17,700	Matria Healthcare, Inc.	625,518	*
30,300	United Surgical Partners, Inc.	1,091,103	*
	Total Healthcare	6,613,508

	Heavy Machinery (0.6%)
42,200	NN, Inc.	549,022

	Industrial - Diversified (4.8%)
52,600	AGCO Corp.	1,088,294	*
87,300	Lindsay Manufacturing Co.	2,144,961
142,400	Mattson Technology, Inc.	1,210,400	*
	Total Industrial - Diversified	4,443,655

	Insurance (5.7%)
24,500	Bristol West Holdings, Inc.	448,840
45,300	Donegal Group, Inc., Class A	1,000,224
25,600	HealthExtras, Inc.	509,184	*
20,600	Max Reinsurance Capital, Ltd.	472,770
74,800	Phoenix Companies, Inc.	942,480	+
14,500	The PMI Group, Inc.	593,775
8,100	Triad Guaranty, Inc.	388,719	* +
13,600	WellChoice, Inc.	897,600	*
	Total Insurance	5,253,592

	Machinery (1.9%)
72,124	Brooks Automation, Inc.	1,197,258	* +
13,850	Joy Global, Inc.	568,819
	Total Machinery	1,766,077

	Media - Broadcasting & Publishing (3.4%)
52,700	4 Kids Entertainment, Inc.	$1,059,270	* +
102,600	Mediacom Communications Corp.	717,174	*
48,600	Readers Digest Association, Inc.	789,264
64,300	Spanish Broadcasting System, Inc.	552,980	*
	Total Media - Broadcasting & Publishing	3,118,688

	Medical & Bio-Technology (0.5%)
58,800	NovaMed, Inc.	432,180	*

	Medical Supplies (4.3%)
17,200	American Medical Systems Holdings, Inc.	399,900	*
45,900	Andrx Corp.	851,445	*
124,400	Exact Sciences Corp.	329,660	*
58,700	Synovis Life Technologies, Inc.	522,430	*
113,900	Thoratec Corp.	1,881,628	*
	Total Medical Supplies	3,985,063

	Metals (3.5%)
24,600	Allegheny Technologies, Inc.	715,122
11,650	Alliant Techsystems, Inc.	850,450	*
63,300	Shaw Group, Inc.	1,210,296	*
28,500	USEC, Inc.	447,165
	Total Metals	3,223,033

	Oil & Gas (0.9%)
31,600	Pride International, Inc.	822,232	*

	Paper & Forest Products (1.2%)
52,100	Buckeye Technologies, Inc.	502,765	*
45,700	Glatfelter	582,675
	Total Paper & Forest Products	1,085,440

	Pharmaceuticals (3.0%)
30,300	Albany Molecular Research, Inc.	470,256	*
15,200	Alpharma, Inc., Class A	213,408
144,500	Arena Pharmaceuticals, Inc.	1,252,815	* +
5,600	Cephalon, Inc.	234,640	* +

11,700	NBTY, Inc.	$283,140	*
13,700	Par Pharmaceutical Companies, Inc.	320,854	* +
	Total Pharmaceuticals	2,775,113

	Pollution Control (0.8%)
50,500	Tetra Tech, Inc.	759,015	*

	Prepacked Software (0.2%)
61,600	Majesco Entertainment Co.	209,440	*

	Radio Telephone Communications (0.6%)
78,000	Dobson Communications Corp., Class A	549,900	* +

	Real Estate (3.7%)
56,800	Affordable Residential Communities (REIT)	742,944
23,100	American Financial Realty Trust (REIT)	332,640
35,400	Crescent Real Estate Equities Co. (REIT)	691,008
36,100	CRT Properties, Inc. (REIT)	997,082
20,500	Medical Properties Trust, Inc. (REIT)	215,455	+
34,600	Spirit Finance Corp. (REIT)	406,896
	Total Real Estate	3,386,025

	Restaurants (2.0%)
18,600	California Pizza Kitchen, Inc.	569,160	*
37,700	Darden Restaurants, Inc.	1,308,190
	Total Restaurants	1,877,350

	Retail (6.6%)
57,400	Blockbuster, Inc., Class A	497,658	+
13,300	Borders Group, Inc.	329,973
25,600	Claire’s Stores, Inc.	650,496
17,700	Electronics Boutique Holdings Corp.	1,144,482	* +
27,200	Gymboree Corp.	459,136	*
27,400	Longs Drug Stores Corp.	1,188,886	+
18,400	The Bon-Ton Stores, Inc.	397,992
55,700	Too, Inc.	1,436,503	*
	Total Retail	6,105,126

	Telecommunications (2.6%)
74,500	Arris Group, Inc.	$822,480	*
177,100	Cincinnati Bell, Inc.	804,034	*
30,900	Nextel Partners, Inc.	769,410	*
	Total Telecommunications	2,395,924

	Textiles, Clothing & Fabrics (2.7%)
83,300	Interface, Inc., Class A	850,493	*
68,000	Warnaco Group, Inc.	1,655,800	*
	Total Textiles, Clothing & Fabrics	2,506,293

	Transportation (5.2%)
64,900	Continental Airlines, Inc., Class B	1,026,069	* +
57,900	Fleetwood Enterprises, Inc.	657,165	* +
30,900	Kirby Corp.	1,487,835	*
66,900	Wabtec Corp.	1,634,367
	Total Transportation	4,805,436
	Total Common Stock (Cost: $66,375,406) (92.7%)	85,540,966

Principal
Amount	Short-Term Investments
$151,364	ABN Amro Bank NV, 3.25%, due 08/05/05	151,364	**
378,411	American Beacon Money Market Fund, 3.238%, due 08/01/05	378,411	**
22,705	Bank of America, 3.27%, due 08/30/05	22,705	**
569,765	Bank of America, 3.45%, due 09/16/05	569,765	**
418,533	Bank of Montreal, 3.27%, due 08/09/05	418,533	**
171,253	Bank of Nova Scotia, 3.3%, due 08/10/05	171,253	**
320,893	Bank of Nova Scotia, 3.32%, due 08/15/05	320,893	**
584,402	Bank of Nova Scotia, 3.43%, due 08/30/05	584,402	**
302,729	Barclays Bank PLC, 3.354%, due 01/17/06	302,729	**
227,047	Barclays Bank PLC, 3.42%, due 09/12/05	227,047	**
151,364	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	151,364	**
877,361	BNP Paribas, 3.25%, due 08/02/05	877,361	**
764,390	Calyon, 3.25%, due 08/02/05	764,390	**
378,411	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	378,411	**
381,059	Compass Securitization LLC, 3.42%, due 08/22/05	381,059	**

$75,682	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	$75,682	**
151,364	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	151,364	**
75,682	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	75,682	**
474,226	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	474,226	**
75,682	First Tennessee National Corp., 3.22%, due 08/09/05	75,682	**
251,256	Fortis Bank, 3.25%, due 08/04/05	251,256	**
420,933	Fortis Bank, 3.28%, due 08/08/05	420,933	**
378,411	Fortis Bank, 3.46%, due 09/15/05	378,411	**
430,260	General Electric Capital Corp., 3.475%, due 09/12/05	430,260	**
764,199	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	764,199	**
93,071	Greyhawk Funding, 3.314%, due 08/09/05	93,071	**
72,769	Halifax Bank of Scotland, 3.15%, due 08/08/05	72,769	**
378,411	Harris Trust & Savings Bank, 3.295%, due 11/04/05	378,411	**
151,364	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	151,364	**
6,838,654	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	6,838,654
243,543	Lexington Parker Capital, 3.43%, due 08/25/05	243,543	**
273,220	Lexington Parker Capital, 3.484%, due 09/06/05	273,220	**
1,513,645	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	1,513,645	**
121,092	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	121,092	**
741,686	National Australia Bank, 3.28%, due 08/08/05	741,686	**
181,637	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	181,637	**
151,364	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	151,364	**
356,275	Paradigm Funding LLC, 3.461%, due 08/29/05	356,275	**
302,729	Park Avenue Receivables Corp., 3.43%, due 08/26/05	302,729	**
402,429	Prefco, 3.441%, due 08/29/05	402,429	**
302,729	Rabobank Nederland, 3.43%, due 09/15/05	302,729	**
151,364	Regions Bank, 3.29%, due 08/10/05	151,364	**
946,028	Royal Bank of Canada, 3.25%, due 08/03/05	946,028	**
302,729	Royal Bank of Scotland, 3.24%, due 08/08/05	302,729	**

$302,729	Royal Bank of Scotland, 3.25%, due 08/09/05	$302,729	**
302,729	Royal Bank of Scotland, 3.31%, due 08/09/05	302,729	**
302,729	Sheffiled Receivables Corp., 3.283%, due 08/05/05	302,729	**
75,682	The Bank of the West, 3.47%, due 09/20/05	75,682	**
227,047	Toronto Dominion Bank, 3.25%, due 08/02/05	227,047	**
211,910	UBS AG, 3.25%, due 08/09/05	211,910	**
227,047	UBS AG, 3.365%, due 08/22/05	227,047	**
136,229	Wells Fargo & Co., 3.26%, due 08/03/05	136,229	**
756,823	Wells Fargo & Co., 3.27%, due 08/01/05	756,823	**
287,593	Wells Fargo & Co., 3.45%, due 09/16/05	287,593	**
	Total Short-Term Investments (Cost: $25,152,639) (27.2%)	25,152,639

	Total Investments (Cost: $91,528,045) (119.9%)	110,693,605
	Liabilities in Excess of Other Assets (-19.9%)	(18,402,009)
	Net Assets (100.0%)	$92,291,596

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Automotive	1.8%
Banking & Financial Services	5.6
Beverages, Food & Tobacco	2.5
Chemicals	1.8
Commercial Services	3.9
Computer Services	2.9

Computer Software	3.3
Electric Utilities	2.3
Electrical Equipment	1.8
Electronics	3.1
Energy & Oil Services	1.1
Entertainment & Leisure	1.2
Healthcare	7.2
Heavy Machinery	0.6
Industrial - Diversified	4.8
Insurance	5.7
Machinery	1.9
Media - Broadcasting & Publishing	3.4
Medical & Bio-Technology	0.5
Medical Supplies	4.3
Metals	3.5
Oil & Gas	0.9
Paper & Forest Products	1.2
Pharmaceuticals	3.0
Pollution Control	0.8
Prepacked Software	0.2
Radio Telephone Communications	0.6
Real Estate	3.7
Restaurants	2.0
Retail	6.6
Telecommunications	2.6
Textiles, Clothing & Fabrics	2.7
Transportation	5.2
Short-Term Investments	27.2
Total	119.9%

See accompanying Notes to Schedules of Investments

TCW Galileo Select Equities Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Common Stock	Value
	Banking & Financial Services (2.8% of Net Assets)
3,501,320	Commerce Bancorp, Inc.	$118,799,787	+

	Biological Products (3.9%)
2,110,623	Amgen, Inc.	168,322,184	* +

	Computer Services (21.2%)
4,359,895	Cisco Systems, Inc.	83,491,989	*
3,799,325	Dell, Inc.	153,758,683	*
567,800	Google, Inc., Class A	163,390,128	* +
8,597,225	Network Appliance, Inc.	219,315,210	*
8,551,570	Yahoo!, Inc.	285,109,344	* +
	Total Computer Services	905,065,354

	Computer Software (6.6%)
2,662,200	Adobe Systems, Inc.	78,907,608	+
2,863,100	Electronic Arts, Inc.	164,914,560	* +
1,728,700	Symantec Corp.	37,979,539	*
	Total Computer Software	281,801,707

	Education (4.0%)
2,269,440	Apollo Group, Inc.	170,548,416	*

	Electrical Equipment (1.7%)
2,146,075	General Electric Co.	74,039,587

	Electronics (6.4%)
3,903,017	Maxim Integrated Products, Inc.	163,419,322
3,881,886	XILINX, Inc.	110,051,468	+
	Total Electronics	273,470,790

	Food Retailers (3.0%)
2,434,400	Starbucks Corp.	127,927,720	*

	Healthcare (8.4%)
4,004,336	Genentech, Inc.	$357,707,335	*

	Insurance (11.7%)
1,008,166	AFLAC, Inc.	45,468,287
1,048,353	American International Group, Inc.	63,110,851
3,901,162	Progressive Corp.	388,906,840
	Total Insurance	497,485,978

	Media - Broadcasting & Publishing (6.1%)
1,868,308	Pixar, Inc.	80,355,927	* +
5,074,201	XM Satellite Radio Holdings, Inc.	180,793,782	* +
	Total Media - Broadcasting & Publishing	261,149,709

	Retail (18.3%)
7,043,468	Amazon.com, Inc.	318,153,449	* +
6,958,828	eBay, Inc.	290,739,834	*
2,032,173	Walgreen Co.	97,259,800
1,503,187	Wal-Mart Stores, Inc.	74,182,278	+
	Total Retail	780,335,361

	Telecommunications (4.8%)
5,229,496	Qualcomm, Inc.	206,512,797
	Total Common Stock (Cost: $3,155,346,948) (98.9%)	4,223,166,725

Principal
Amount	Short-Term Investments
$6,184,902	ABN Amro Bank NV, 3.25%, due 08/05/05	6,184,902	**
15,462,263	American Beacon Money Market Fund, 3.238%, due 08/01/05	15,462,263	**
927,736	Bank of America, 3.27%, due 08/30/05	927,736	**
23,281,185	Bank of America, 3.45%, due 09/16/05	23,281,185	**
17,101,698	Bank of Montreal, 3.27%, due 08/09/05	17,101,698	**
6,997,566	Bank of Nova Scotia, 3.3%, due 08/10/05	6,997,566	**
13,111,999	Bank of Nova Scotia, 3.32%, due 08/15/05	13,111,999	**
23,879,258	Bank of Nova Scotia, 3.43%, due 08/30/05	23,879,258	**
12,369,810	Barclays Bank PLC, 3.354%, due 01/17/06	12,369,810	**
9,277,358	Barclays Bank PLC, 3.42%, due 09/12/05	9,277,358	**
6,184,905	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	6,184,905	**
35,849,855	BNP Paribas, 3.25%, due 08/02/05	35,849,855	**

$31,233,770	Calyon, 3.25%, due 08/02/05	$31,233,770	**
15,462,263	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	15,462,263	**
15,570,472	Compass Securitization LLC, 3.42%, due 08/22/05	15,570,472	**
3,092,453	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	3,092,453	**
6,184,905	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	6,184,905	**
3,092,453	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	3,092,453	**
19,377,345	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	19,377,345	**
3,092,453	First Tennessee National Corp., 3.22%, due 08/09/05	3,092,453	**
10,266,561	Fortis Bank, 3.25%, due 08/04/05	10,266,561	**
17,199,747	Fortis Bank, 3.28%, due 08/08/05	17,199,747	**
15,462,263	Fortis Bank, 3.46%, due 09/15/05	15,462,263	**
17,580,864	General Electric Capital Corp., 3.475%, due 09/12/05	17,580,864	**
31,225,966	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	31,225,966	**
3,802,963	Greyhawk Funding, 3.314%, due 08/09/05	3,802,963	**
2,973,415	Halifax Bank of Scotland, 3.15%, due 08/08/05	2,973,415	**
15,462,263	Harris Trust & Savings Bank, 3.295%, due 11/04/05	15,462,263	**
6,184,905	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	6,184,905	**
54,688,035	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	54,688,035
9,951,426	Lexington Parker Capital, 3.43%, due 08/25/05	9,951,426	**
11,164,032	Lexington Parker Capital, 3.484%, due 09/06/05	11,164,032	**
61,849,050	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	61,849,050	**
4,947,924	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	4,947,924	**
30,306,035	National Australia Bank, 3.28%, due 08/08/05	30,306,035	**
7,421,886	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	7,421,886	**
6,184,905	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	6,184,905	**
14,557,776	Paradigm Funding LLC, 3.461%, due 08/29/05	14,557,776	**
12,369,811	Park Avenue Receivables Corp., 3.43%, due 08/26/05	12,369,811	**
16,443,654	Prefco, 3.441%, due 08/29/05	16,443,654	**

$12,369,810	Rabobank Nederland, 3.43%, due 09/15/05	$12,369,810	**
6,184,905	Regions Bank, 3.29%, due 08/10/05	6,184,905	**
38,655,656	Royal Bank of Canada, 3.25%, due 08/03/05	38,655,656	**
12,369,810	Royal Bank of Scotland, 3.24%, due 08/08/05	12,369,810	**
12,369,810	Royal Bank of Scotland, 3.25%, due 08/09/05	12,369,810	**
12,369,810	Royal Bank of Scotland, 3.31%, due 08/09/05	12,369,810	**
12,369,810	Sheffiled Receivables Corp., 3.283%, due 08/05/05	12,369,810	**
3,092,453	The Bank of the West, 3.47%, due 09/20/05	3,092,453	**
9,277,358	Toronto Dominion Bank, 3.25%, due 08/02/05	9,277,358	**
8,658,867	UBS AG, 3.25%, due 08/09/05	8,658,867	**
9,277,358	UBS AG, 3.365%, due 08/22/05	9,277,358	**
5,566,415	Wells Fargo & Co., 3.26%, due 08/03/05	5,566,415	**
30,924,525	Wells Fargo & Co., 3.27%, due 08/01/05	30,924,525	**
11,751,320	Wells Fargo & Co., 3.45%, due 09/16/05	11,751,320	**
	Total Short-Term Investments (Cost: $803,016,037) (18.8%)	803,016,037

	Total Investments (Cost: $3,958,362,985) (117.7%)	5,026,182,762
	Liabilities in Excess of Other Assets (-17.7%)	(755,171,690)
	Net Assets (100.0%)	$4,271,011,072

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking & Financial Services	2.8%
Biological Products	3.9
Computer Services	21.2
Computer Software	6.6
Education	4.0

Electrical Equipment	1.7
Electronics	6.4
Food Retailers	3.0
Healthcare	8.4
Insurance	11.7
Media - Broadcasting & Publishing	6.1
Retail	18.3
Telecommunications	4.8
Short-Term Investments	18.8
Total	117.7%

See accompanying Notes to Schedules of Investments

TCW Galileo Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2005

Number of Shares	Common Stock	Value
	Advertising (2.0% of Net Assets)
25,000	Monster Worldwide, Inc.	$759,250	* +
27,710	Ventiv Health, Inc.	609,620	*
	Total Advertising	1,368,870

	Aerospace/Defense (2.1%)
46,620	Cogent, Inc.	1,401,863	* +

	Banking & Financial Services (5.7%)
28,100	East West Bancorp, Inc.	969,450
26,300	Jackson Hewitt Tax Service, Inc.	665,653
16,500	SEI Investments Co.	637,890
52,030	Signature Bank	1,562,461	*
	Total Banking & Financial Services	3,835,454

	Beverages, Food & Tobacco (0.7%)
13,400	Peet’s Coffee & Tea, Inc.	458,414	*

	Commercial Services (17.0%)
26,900	Advisory Board Co.	1,403,642	*
21,400	Alliance Data Systems Corp.	910,998	* +
32,400	Bright Horizons Family Solutions, Inc.	1,483,272	*
41,625	Corporate Executive Board Co.	3,358,305
19,400	Ctrip.com International, Ltd. (ADR)	1,074,857
55,760	Resources Connection, Inc.	1,672,800	*
31,800	Sina Corp.	884,358	*
7,000	Strayer Education, Inc.	689,010
	Total Commercial Services	11,477,242

	Computer Services (15.1%)
9,200	CheckFree Corp.	311,512	* +
22,000	ChoicePoint, Inc.	959,200	*
43,400	Cognizant Technology Solutions Corp.	2,130,072	*
15,700	F5 Networks, Inc.	662,226	*
17,700	Macromedia, Inc.	710,655	*
22,600	Netease.com, Inc. (ADR)	1,329,558	* +
40,000	Salesforce.com, Inc.	942,000	* +

26,900	SRA International, Inc., Class A	$1,000,680	*
46,730	WebEx Communications, Inc.	1,335,076	* +
16,600	Websense, Inc.	827,344	*
	Total Computer Services	10,208,323

	Computer Software (4.7%)
28,800	Navteq Corp.	1,266,336	*
128,090	Opsware, Inc.	717,304	*
47,200	Red Hat, Inc.	719,328	* +
23,200	Witness Systems, Inc.	452,632	*
	Total Computer Software	3,155,600

	Electrical Equipment (1.4%)
13,450	Energy Conversion Devices, Inc.	336,115	* +
14,600	Varian Semiconductor Equipment Associates, Inc.	606,192	*
	Total Electrical Equipment	942,307

	Electronics (6.9%)
21,400	Cymer, Inc.	742,580	*
1,300	Hittite Microwave Corp.	25,194	*
25,500	Marvell Technology Group, Ltd.	1,114,095	*
28,100	Maxim Integrated Products, Inc.	1,176,547
49,080	PLX Technology, Inc.	446,137	*
51,700	SiRF Technology Holdings, Inc.	1,129,645	*
	Total Electronics	4,634,198

	Energy & Oil Services (1.0%)
19,500	FMC Technologies, Inc.	706,875	*

	Entertainment & Leisure (0.8%)
28,902	Marvel Enterprises, Inc.	560,410	* +

	Healthcare (1.9%)
11,600	Affymetrix, Inc.	541,604	*
27,550	Radiation Therapy Services, Inc.	719,330	*
	Total Healthcare	1,260,934

	Heavy Machinery (2.2%)
23,900	Bucyrus International, Inc., Class A	$1,018,618
13,400	Dril-Quip, Inc.	445,148	*
	Total Heavy Machinery	1,463,766

	Industrial - Diversified (1.3%)
22,600	MSC Industrial Direct Co.	874,394

	Insurance (1.9%)
10,300	Centene Corp.	301,790	*
48,450	National Interstate Corp.	962,702	*
	Total Insurance	1,264,492

	Lodging (3.6%)
20,200	Four Seasons Hotels, Inc.	1,343,300	+
19,600	Wynn Resorts, Ltd.	1,103,480	* +
	Total Lodging	2,446,780

	Media - Broadcasting & Publishing (1.4%)
46,500	Westwood One, Inc.	947,205

	Medical Supplies (8.4%)
67,530	Abgenix, Inc.	700,286	* +
24,740	Foxhollow Technologies, Inc.	1,268,915	* +
4,432	Inamed Corp.	320,965	*
72,440	IntraLase Corp.	1,510,374	* +
31,750	Kyphon, Inc.	1,290,320	* +
14,270	Ventana Medical Systems, Inc.	613,039	*
	Total Medical Supplies	5,703,899

	Oil & Gas (5.5%)
800	Alon USA Energy, Inc.	14,200	*
8,500	National-Oilwell Varco, Inc.	444,975	*
8,953	Noble Energy, Inc.	738,712
29,400	Plains Exploration & Production Co.	1,133,370	*
23,300	Ultra Petroleum Corp.	883,536	*
12,580	Whiting Petroleum Corp.	502,571	*
	Total Oil & Gas	3,717,364

	Pharmaceuticals (7.4%)
3,000	Adams Respiratory Therapeutics, Inc.	$88,500	* +
61,800	Cubist Pharmaceuticals, Inc.	1,056,162	*
26,200	Cypress Bioscience, Inc.	358,940	*
32,400	Encysive Pharmaceuticals, Inc.	411,804	*
29,400	ID Biomedical Corp.	601,524	* +
19,800	Keryx Biopharmaceuticals, Inc.	332,046	*
14,600	Nektar Therapeutics	273,896	*
16,500	Neurocrine Biosciences, Inc.	818,070	*
30,600	Nuvelo, Inc.	279,990	*
21,570	Onyx Pharmaceuticals, Inc.	505,817	* +
9,105	Vicuron Pharmaceuticals, Inc.	256,306	*
	Total Pharmaceuticals	4,983,055

	Restaurants (1.1%)
22,140	Buffalo Wild Wings, Inc.	725,528	* +

	Retail (2.9%)
20,200	Petsmart, Inc.	600,950
8,600	Tractor Supply Co.	483,492	*
7,500	Urban Outfitters, Inc.	455,325	*
9,100	Williams-Sonoma, Inc.	401,856	*
	Total Retail	1,941,623

	Telecommunications (2.6%)
39,050	Western Wireless Corp.	1,744,364	* +

	Textiles, Clothing & Fabrics (0.7%)
19,500	Warnaco Group, Inc.	474,825	*
	Total Common Stock (Cost: $47,377,248) (98.3%)	66,297,785

Principal Amount	Short-Term Investments
$123,305	ABN Amro Bank NV, 3.25%, due 08/05/05	123,305	**
308,262	American Beacon Money Market Fund, 3.238%, due 08/01/05	308,262	**
18,496	Bank of America, 3.27%, due 08/30/05	18,496	**
464,143	Bank of America, 3.45%, due 09/16/05	464,143	**
340,946	Bank of Montreal, 3.27%, due 08/09/05	340,946	**

$139,506	Bank of Nova Scotia, 3.3%, due 08/10/05	$139,506	**
261,406	Bank of Nova Scotia, 3.32%, due 08/15/05	261,406	**
476,066	Bank of Nova Scotia, 3.43%, due 08/30/05	476,066	**
246,609	Barclays Bank PLC, 3.354%, due 01/17/06	246,609	**
184,957	Barclays Bank PLC, 3.42%, due 09/12/05	184,957	**
123,305	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	123,305	**
714,717	BNP Paribas, 3.25%, due 08/02/05	714,717	**
622,689	Calyon, 3.25%, due 08/02/05	622,689	**
308,262	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	308,262	**
310,419	Compass Securitization LLC, 3.42%, due 08/22/05	310,419	**
61,652	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	61,652	**
123,305	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	123,305	**
61,652	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	61,652	**
386,314	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	386,314	**
61,652	First Tennessee National Corp., 3.22%, due 08/09/05	61,652	**
204,678	Fortis Bank, 3.25%, due 08/04/05	204,678	**
342,901	Fortis Bank, 3.28%, due 08/08/05	342,901	**
308,262	Fortis Bank, 3.46%, due 09/15/05	308,262	**
350,499	General Electric Capital Corp., 3.475%, due 09/12/05	350,499	**
622,533	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	622,533	**
75,817	Greyhawk Funding, 3.314%, due 08/09/05	75,817	**
59,279	Halifax Bank of Scotland, 3.15%, due 08/08/05	59,279	**
308,262	Harris Trust & Savings Bank, 3.295%, due 11/04/05	308,262	**
123,305	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	123,305	**
2,300,569	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	2,300,569
198,395	Lexington Parker Capital, 3.43%, due 08/25/05	198,395	**
222,570	Lexington Parker Capital, 3.484%, due 09/06/05	222,570	**
1,233,047	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	1,233,047	**
98,644	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	98,644	**
604,193	National Australia Bank, 3.28%, due 08/08/05	604,193	**

$147,966	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	$147,966	**
123,305	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	123,305	**
290,229	Paradigm Funding LLC, 3.461%, due 08/29/05	290,229	**
246,609	Park Avenue Receivables Corp., 3.43%, due 08/26/05	246,609	**
327,827	Prefco, 3.441%, due 08/29/05	327,827	**
246,609	Rabobank Nederland, 3.43%, due 09/15/05	246,609	**
123,305	Regions Bank, 3.29%, due 08/10/05	123,305	**
770,654	Royal Bank of Canada, 3.25%, due 08/03/05	770,654	**
246,609	Royal Bank of Scotland, 3.24%, due 08/08/05	246,609	**
246,609	Royal Bank of Scotland, 3.25%, due 08/09/05	246,609	**
246,609	Royal Bank of Scotland, 3.31%, due 08/09/05	246,609	**
246,609	Sheffiled Receivables Corp., 3.283%, due 08/05/05	246,609	**
61,652	The Bank of the West, 3.47%, due 09/20/05	61,652	**
184,957	Toronto Dominion Bank, 3.25%, due 08/02/05	184,957	**
172,627	UBS AG, 3.25%, due 08/09/05	172,627	**
184,957	UBS AG, 3.365%, due 08/22/05	184,957	**
110,974	Wells Fargo & Co., 3.26%, due 08/03/05	110,974	**
616,523	Wells Fargo & Co., 3.27%, due 08/01/05	616,523	**
234,278	Wells Fargo & Co., 3.45%, due 09/16/05	234,278	**
	Total Short-Term Investments (Cost: $17,219,525) (25.5%)	17,219,525

	Total Investments (Cost: $64,596,773) (123.8%)	83,517,310
	Liabilities in Excess of Other Assets (-23.8%)	(16,071,916)
	Net Assets (100.0%)	$67,445,394

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Advertising	2.0%
Aerospace/Defense	2.1
Banking & Financial Services	5.7
Beverages, Food & Tobacco	0.7
Commercial Services	17.0
Computer Services	15.1
Computer Software	4.7
Electrical Equipment	1.4
Electronics	6.9
Energy & Oil Services	1.0
Entertainment & Leisure	0.8
Healthcare	1.9
Heavy Machinery	2.2
Industrial - Diversified	1.3
Insurance	1.9
Lodging	3.6
Media - Broadcasting & Publishing	1.4
Medical Supplies	8.4
Oil & Gas	5.5
Pharmaceuticals	7.4
Restaurants	1.1
Retail	2.9
Telecommunications	2.6
Textiles, Clothing & Fabrics	0.7
Short-Term Investments	25.5
Total	123.8%

See accompanying Notes to Schedules of Investments

TCW Galileo Value Added Fund

Schedule of Investments (Unaudited)	July 31, 2005

Number of Shares	Common Stock	Value

	Aerospace/Defense (0.8% of Net Assets)
9,610	AAR Corp.	$172,692	*
100	Heico Corp.	2,480	+
4,445	Heico Corp., Class A	83,922
	Total Aerospace/Defense	259,094

	Automotive (2.8%)
7,100	Adesa, Inc.	171,820
9,870	Federal Signal Corp.	172,725	+
13,820	Monaco Coach Corp.	241,850	+
7,810	Smith (A.O.) Corp.	210,870
4,200	Winnebago Industries, Inc.	162,078	+
	Total Automotive	959,343

	Banking & Financial Services (4.7%)
10,935	BankUnited Financial Corp., Class A	288,684
6,395	Chittenden Corp.	187,310
13,897	First Niagara Financial Group, Inc.	204,703
10,870	Flushing Financial Corp.	205,878
7,878	Fulton Financial Corp.	142,277
14,685	NewAlliance Bancshares, Inc.	212,198
14,755	Provident Financial Services, Inc.	260,573
3,185	Washington Trust Bancorp, Inc.	91,314
	Total Banking & Financial Services	1,592,937

	Building Materials (1.0%)
3,320	EMCOR Group, Inc.	170,980	*
15,400	Quanta Services, Inc.	162,008	* +
	Total Building Materials	332,988

	Chemicals (4.7%)
6,450	Applied Films Corp.	169,441	*
4,000	Cabot Corp.	138,360
5,270	Cambrex Corp.	103,661
11,825	Chemtura Corp.	186,125
12,505	Ferro Corp.	281,362
5,420	HB Fuller Co.	187,153
7,920	MacDermid, Inc.	262,152

7,020	Myers Industries, Inc.	$92,664
2,385	Quaker Chemical Corp.	44,122
14,700	Wellman, Inc.	122,598
	Total Chemicals	1,587,638

	Commercial Services (5.7%)
14,640	Bowne & Co., Inc.	200,714
6,985	CDI Corp.	171,621
10,910	Corinthian Colleges, Inc.	149,794	* +
7,700	Dycom Industries, Inc.	187,880	*
8,385	FTI Consulting, Inc.	202,078	*
14,000	Hexcel Corp.	241,920	*
23,500	Input/Output, Inc.	170,140	* +
28,580	PRG-Schultz International, Inc.	90,313	*
10,800	Rent-Way, Inc.	105,084	*
6,570	Reynolds & Reynolds Co., Class A	183,829
7,370	Sotheby’s Holdings, Inc.	110,624	*
4,675	Volt Information Sciences, Inc.	122,532	*
	Total Commercial Services	1,936,529

	Communications (0.9%)
14,960	Newport Corp.	204,952	*
17,335	REMEC, Inc.	107,130	+
	Total Communications	312,082

	Computer Services (3.4%)
20,225	BISYS Group, Inc.	318,139	*
18,470	Cray, Inc.	22,533	*
4,355	Electro Rent Corp.	61,885	*
13,055	InFocus Corp.	46,737	*
6,000	Ingram Micro, Inc.	111,840	*
18,200	Keane, Inc.	228,228	*
31,265	Maxtor Corp.	184,463	*
15,700	Symbol Technologies, Inc.	182,748
	Total Computer Services	1,156,573

	Computer Software (5.2%)
12,300	Agile Software Corp.	79,827	*
36,905	Aspen Technologies, Inc.	196,704	*
16,985	Computer Task Group, Inc.	61,656	*

23,750	E.piphany, Inc.	$90,012	*
9,500	Evans & Sutherland Computer Corp.	52,251	*
12,970	Gartner, Inc., Class A	134,499	*
13,040	Gerber Scientific, Inc.	78,501	*
12,682	Interwoven, Inc.	100,441	*
10,985	Magma Design Automation, Inc.	105,456	* +
62,037	Manugistics Group, Inc.	119,731	*
14,505	NetIQ Corp.	166,082	*
34,235	Parametric Technology Corp.	236,221	*
24,465	Phoenix Technologies, Ltd.	166,362	*
25,135	Technology Solutions Co.	10,054	*
19,700	TIBCO Software, Inc.	151,493	*
	Total Computer Software	1,749,290

	Cosmetics & Household Products (0.2%)
2,985	Nu Skin Enterprises, Inc., Class A	70,506

	Electric Utilities (0.9%)
14,800	Veeco Instruments, Inc.	299,256	*

	Electrical Equipment (4.0%)
13,805	Electro Scientific Industries, Inc.	303,710	*
16,890	GrafTech International, Ltd.	87,659	*
44,920	Merix Corp.	282,547	* +
5,435	Regal-Beloit Corp.	171,202
6,370	Varian Semiconductor Equipment Associates, Inc.	264,482	*
16,070	Woodhead Industries, Inc.	228,676
	Total Electrical Equipment	1,338,276

	Electronics (18.2%)
8,824	Agere Systems, Inc.	98,741	*
14,100	AMIS Holdings, Inc.	179,916	*
4,250	Analogic Corp.	218,323
10,555	ATMI, Inc.	335,966	*
3,085	Barnes Group, Inc.	105,013
14,440	Belden CDT, Inc.	320,568
5,385	Coherent, Inc.	183,305	*
5,820	CommScope, Inc.	98,300	*
15,640	CTS Corp.	192,998

18,390	Exar Corp.	$292,861	*
13,255	FEI Co.	300,756	*
22,225	FSI International, Inc.	85,344	*
10,018	Helix Technology Corp.	180,975	+
24,825	Integrated Device Technology, Inc.	286,977	*
11,250	Keithley Instruments, Inc.	158,625
64,285	KEMET Corp.	538,708	*
54,325	Lattice Semiconductor Corp.	279,774	*
4,635	Maxwell Technologies, Inc.	64,009	*
30,630	MKS Instruments, Inc.	585,339	*
30,395	Mykrolis Corp.	495,439	*
12,255	Planar Systems, Inc.	95,834	*
4,685	Powell Industries, Inc.	108,879	*
8,270	SBS Technologies, Inc.	82,617	*
21,255	Triquint Semiconductor, Inc.	79,919	*
32,186	Vishay Intertechnology, Inc.	451,248	*
23,910	Zoran Corp.	344,304	*
	Total Electronics	6,164,738

	Energy & Oil Services (0.9%)
11,000	Key Energy Services, Inc.	145,090	*
18,500	Newpark Resources, Inc.	156,510	*
	Total Energy & Oil Services	301,600

	Foods, Hotels & Restaurants (0.6%)
13,105	La Quinta Corp.	117,945	*
3,085	The Steak & Shake Company	66,790	*
	Total Foods, Hotels & Restaurants	184,735

	Heavy Machinery (2.4%)
12,405	Insituform Technologies, Inc., Class A	238,796	*
7,470	Kaydon Corp.	230,524
10,160	NN, Inc.	132,182
10,320	Ultratech, Inc.	225,079	*
	Total Heavy Machinery	826,581

	Home Construction, Furnishings & Appliances (2.1%)
5,935	Ethan Allen Interiors, Inc.	195,855	+
3,320	Fossil, Inc.	78,983	*
6,170	Herman Miller, Inc.	197,008

11,055	Select Comfort Corp.	$235,582	* +
	Total Home Construction, Furnishings & Appliances	707,428

	Industrial - Diversified (0.2%)
5,945	Lydall, Inc.	56,775	*

	Insurance (2.9%)
8,100	Aspen Insurance Holdings, Ltd.	230,121
2,430	Midland Co. (The)	91,830
5,690	NYMAGIC, Inc.	138,039
9,325	ProCentury Corp.	93,343
3,685	RLI Corp.	175,406
20,185	USI Holdings Corp.	258,873	* +
	Total Insurance	987,612

	Machinery (4.7%)
36,715	Axcelis Technologies, Inc.	253,701	*
18,525	Brooks Automation, Inc.	307,515	* +
9,970	Flowserve Corp.	337,584	*
1,985	Gardner Denver, Inc.	81,584	*
6,740	Kaman Corp.	131,430
27,380	Kulicke & Soffa Industries, Inc.	265,038	* +
4,700	Nordson Corp.	156,839
1,620	Standex International Corp.	48,114
	Total Machinery	1,581,805

	Media - Broadcasting & Publishing (2.2%)
25,830	Alloy, Inc.	139,869	*
10,670	Cumulus Media, Inc.	134,655	*
4,085	Journal Register Co.	76,063	*
5,085	Scholastic Corp.	187,992	*
9,620	Westwood One, Inc.	195,959
	Total Media - Broadcasting & Publishing	734,538

	Medical Supplies (4.5%)
1,400	ADE Corp.	34,440	*
33,645	Credence Systems Corp.	366,394	*
3,585	Excel Technology, Inc.	89,267	*
500	Lakeland Industries, Inc.	8,070	*

10,666	LeCroy Corp.	$155,830	*
48,600	LTX Corp.	321,246	*
6,135	Varian, Inc.	229,878	*
12,070	Zoll Medical Corp.	327,821	*
	Total Medical Supplies	1,532,946

	Metals (2.8%)
5,055	CIRCOR International, Inc.	140,782
5,410	Ladish Co., Inc.	83,909	*
7,275	Material Sciences Corp.	109,125	*
13,455	Oregon Steel Mills, Inc.	298,836	*
8,970	RTI International Metals, Inc.	308,747	*
	Total Metals	941,399

	Office Equipment & Supplies (0.8%)
18,425	Steelcase, Inc.	269,742

	Oil & Gas (2.6%)
16,140	Pride International, Inc.	419,963	*
8,855	Rowan Companies, Inc.	302,487
4,400	W&T Offshore, Inc.	122,716
1,970	Warren Resources, Inc.	21,434	* +
	Total Oil & Gas	866,600

	Paper & Forest Products (0.5%)
8,320	Interpool, Inc.	178,880

	Pharmaceuticals (1.2%)
9,570	NBTY, Inc.	231,594	*
13,100	Perrigo Co.	182,090
	Total Pharmaceuticals	413,684

	Pollution Control (0.8%)
15,700	Tetra Tech, Inc.	235,971	*
3,255	TRC Companies, Inc.	38,767	*
	Total Pollution Control	274,738

	Restaurants (0.9%)
6,975	California Pizza Kitchen, Inc.	$213,435	*
3,900	Ruby Tuesday, Inc.	97,578
	Total Restaurants	311,013

	Retail (12.2%)
17,225	1-800-FLOWERS.COM, Inc.	128,499	*
10,630	Ann Taylor Stores, Inc.	273,935	* +
20,985	Bell Microproducts, Inc.	218,454	*
10,040	Callaway Golf Co.	150,500
9,100	Christopher & Banks Corp.	171,990
6,200	Claire’s Stores, Inc.	157,542
6,300	Cost Plus, Inc.	141,939	*
12,200	Gymboree Corp.	205,936	*
8,935	J. Jill Group, Inc.	145,730	*
5,100	Kenneth Cole Productions, Inc., Class A	151,827
7,600	Knoll, Inc.	139,308
11,070	Oakley, Inc.	206,788
10,485	Pacific Sunwear of California, Inc.	255,729	*
11,825	Payless ShoeSource, Inc.	229,642	*
15,400	Pier 1 Imports, Inc.	218,988
8,805	Restoration Hardware, Inc.	71,497	*
14,055	Saks, Inc.	298,247	* +
6,670	Talbots, Inc.	227,914
7,085	The Sports Authority, Inc.	225,303	*
6,285	Too, Inc.	162,090	*
17,035	ValueVision Media, Inc.	201,694	*
4,300	Zale Corp.	146,200	*
	Total Retail	4,129,752

	Telecommunications (2.2%)
5,920	Andrew Corp.	65,061	*
27,405	C-COR, Inc.	228,284	*
7,195	Powerwave Technologies, Inc.	82,527	* +
6,100	RSA Security, Inc.	78,995	*
1,620	Standard Microsystems Corp.	41,245	*
13,200	Tekelec	219,252	*
24,695	WJ Communications, Inc.	36,796	*
	Total Telecommunications	752,160

	Textiles, Clothing & Fabrics (1.5%)
6,100	Guess?, Inc.	142,740	*

4,100	Quiksilver, Inc.	$68,839	*
9,270	Russell Corp.	175,388
5,220	Warnaco Group, Inc.	127,107	*
	Total Textiles, Clothing & Fabrics	514,074

	Transportation (1.7%)
13,600	Central Freight Lines, Inc.	40,950	*
12,940	Covenant Transport, Inc.	174,690	*
7,500	Trinity Industries, Inc.	277,875	+
3,085	Wabtec Corp.	75,367
	Total Transportation	568,882

	Total Common Stock (Cost: $27,929,801) (100.2%)	33,894,194

Principal Amount	Short-Term Investments
$30,588	ABN Amro Bank NV, 3.25%, due 08/05/05	30,588	**
76,470	American Beacon Money Market Fund, 3.238%, due 08/01/05	76,470	**
4,588	Bank of America, 3.27%, due 08/30/05	4,588	**
115,140	Bank of America, 3.45%, due 09/16/05	115,140	**
84,578	Bank of Montreal, 3.27%, due 08/09/05	84,578	**
34,607	Bank of Nova Scotia, 3.3%, due 08/10/05	34,607	**
64,847	Bank of Nova Scotia, 3.32%, due 08/15/05	64,847	**
118,097	Bank of Nova Scotia, 3.43%, due 08/30/05	118,097	**
61,176	Barclays Bank PLC, 3.354%, due 01/17/06	61,176	**
45,882	Barclays Bank PLC, 3.42%, due 09/12/05	45,882	**
30,588	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	30,588	**
177,299	BNP Paribas, 3.25%, due 08/02/05	177,299	**
154,470	Calyon, 3.25%, due 08/02/05	154,470	**
76,470	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	76,470	**
77,005	Compass Securitization LLC, 3.42%, due 08/22/05	77,005	**
15,294	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	15,294	**
30,588	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	30,588	**
15,294	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	15,294	**
95,833	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	95,833	**

$15,294	First Tennessee National Corp., 3.22%, due 08/09/05	$15,294	**
50,774	Fortis Bank, 3.25%, due 08/04/05	50,774	**
85,063	Fortis Bank, 3.28%, due 08/08/05	85,063	**
76,470	Fortis Bank, 3.46%, due 09/15/05	76,470	**
86,948	General Electric Capital Corp., 3.475%, due 09/12/05	86,948	**
154,431	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	154,431	**
18,808	Greyhawk Funding, 3.314%, due 08/09/05	18,808	**
14,705	Halifax Bank of Scotland, 3.15%, due 08/08/05	14,705	**
76,470	Harris Trust & Savings Bank, 3.295%, due 11/04/05	76,470	**
30,588	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	30,588	**
100,441	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	100,441
49,216	Lexington Parker Capital, 3.43%, due 08/25/05	49,216	**
55,213	Lexington Parker Capital, 3.484%, due 09/06/05	55,213	**
305,881	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	305,881	**
24,470	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	24,470	**
149,882	National Australia Bank, 3.28%, due 08/08/05	149,882	**
36,706	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	36,706	**
30,588	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	30,588	**
71,997	Paradigm Funding LLC, 3.461%, due 08/29/05	71,997	**
61,176	Park Avenue Receivables Corp., 3.43%, due 08/26/05	61,176	**
81,324	Prefco, 3.441%, due 08/29/05	81,324	**
61,176	Rabobank Nederland, 3.43%, due 09/15/05	61,176	**
30,588	Regions Bank, 3.29%, due 08/10/05	30,588	**
191,175	Royal Bank of Canada, 3.25%, due 08/03/05	191,175	**
61,176	Royal Bank of Scotland, 3.24%, due 08/08/05	61,176	**
61,176	Royal Bank of Scotland, 3.25%, due 08/09/05	61,176	**
61,176	Royal Bank of Scotland, 3.31%, due 08/09/05	61,176	**
61,176	Sheffiled Receivables Corp., 3.283%, due 08/05/05	61,176	**
15,294	The Bank of the West, 3.47%, due 09/20/05	15,294	**
45,882	Toronto Dominion Bank, 3.25%, due 08/02/05	45,882	**
42,823	UBS AG, 3.25%, due 08/09/05	42,823	**
45,882	UBS AG, 3.365%, due 08/22/05	45,882	**

$27,529	Wells Fargo & Co., 3.26%, due 08/03/05	$27,529	**
152,940	Wells Fargo & Co., 3.27%, due 08/01/05	152,940	**
58,123	Wells Fargo & Co., 3.45%, due 09/16/05	58,123	**
	Total Short-Term Investments (Cost: $3,801,375) (11.2%)	3,801,375

	Total Investments (Cost: $31,731,176) (111.4%)	37,695,569
	Liabilities in Excess of Other Assets (-11.4%)	(3,860,652)
	Net Assets (100.0%)	$33,834,917

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace/Defense	0.8%
Automotive	2.8
Banking & Financial Services	4.7
Building Materials	1.0
Chemicals	4.7
Commercial Services	5.7
Communications	0.9
Computer Services	3.4
Computer Software	5.2
Cosmetics & Household Products	0.2
Electric Utilities	0.9
Electrical Equipment	4.0
Electronics	18.2
Energy & Oil Services	0.9
Foods, Hotels & Restaurants	0.6
Heavy Machinery	2.4

Home Construction, Furnishings & Appliances	2.1
Industrial - Diversified	0.2
Insurance	2.9
Machinery	4.7
Media - Broadcasting & Publishing	2.2
Medical Supplies	4.5
Metals	2.8
Office Equipment & Supplies	0.8
Oil & Gas	2.6
Paper & Forest Products	0.5
Pharmaceuticals	1.2
Pollution Control	0.8
Restaurants	0.9
Retail	12.2
Telecommunications	2.2
Textiles, Clothing & Fabrics	1.5
Transportation	1.7
Short-Term Investments	11.2
Total	111.4%

See accompanying Notes to Schedules of Investments

TCW Galileo Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2005

Number of Shares	Common Stock	Value

	Banking & Financial Services (7.4% of Net Assets)
584,700	Mellon Financial Corp.	$17,809,962
1,050,850	North Fork Bancorporation, Inc.	28,782,781	+
278,450	People’s Bank	8,721,054
319,500	Piper Jaffray Companies, Inc.	10,993,995	*
339,824	TD Banknorth, Inc.	10,119,959	+
212,000	Zions Bancorp.	15,153,760
	Total Banking & Financial Services	91,581,511

	Beverages, Food & Tobacco (0.7%)
365,100	Cott Corp.	8,470,320	* +

	Building Materials (1.6%)
373,080	EMCOR Group, Inc.	19,213,620	*

	Commercial Services (1.0%)
431,055	Reynolds & Reynolds Co., Class A	12,060,919

	Computer Services (3.8%)
1,184,600	Novellus Systems, Inc.	34,175,710	+
1,875,900	Unisys Corp.	12,137,073	*
	Total Computer Services	46,312,783

	Computer Software (1.7%)
336,495	Lexmark International, Inc., Class A	21,098,236	*

	Computers & Information (1.1%)
278,280	Diebold, Inc.	13,824,950

	Electronics (23.4%)
1,231,704	Agere Systems, Inc.	13,782,768	*
351,900	Anixter International, Inc.	14,624,964	*
623,530	Arrow Electronics, Inc.	18,718,371	*
1,976,740	Celestica, Inc.	23,029,021	*
2,048,600	Cypress Semiconductor Corp.	29,417,896	* +

838,600	Freescale Semiconductor, Inc., Class B	$21,593,950	*
810,000	Intersil Corp., Class A	15,689,700
2,328,300	LSI Logic Corp.	22,724,208	* +
1,519,580	National Semiconductor Corp.	37,548,822	+
781,030	Tektronix, Inc.	19,572,612
2,252,600	Teradyne, Inc.	34,982,878	* +
2,547,865	Vishay Intertechnology, Inc.	35,721,067	*
	Total Electronics	287,406,257

	Home Construction, Furnishings & Appliances (1.3%)
610,800	Leggett & Platt, Inc.	15,447,132

	Insurance (5.5%)
477,150	Arthur J. Gallagher & Co.	13,307,713	+
886,390	Assurant, Inc.	32,752,110	+
27,436	Health Net, Inc.	1,064,517	*
794,900	Old Republic International Corp.	20,874,074
	Total Insurance	67,998,414

	Machinery (8.5%)
258,000	Cooper Cameron Corp.	18,312,840	*
681,845	Dover Corp.	28,132,925
376,300	Grainger (W.W.), Inc.	23,451,016
59,950	Lam Research Corp.	1,705,577	*
220,015	Pentair, Inc.	8,838,003
553,000	York International Corp.	23,629,690	+
	Total Machinery	104,070,051

	Media - Broadcasting & Publishing (2.8%)
478,800	Cox Radio, Inc.	7,541,100	*
237,550	Entercom Communications Corp.	7,535,086	*
272,500	Univision Communications, Inc.	7,706,300	*
579,500	Westwood One, Inc.	11,804,415
	Total Media - Broadcasting & Publishing	34,586,901

	Medical Supplies (9.7%)
325,400	Beckman Coulter, Inc.	17,682,236
583,250	Edwards Lifesciences Corp.	26,753,677	* +
394,350	Hillenbrand Industries, Inc.	20,273,533

838,100	Thermo Electron Corp.	$25,025,666	*
789,750	Varian, Inc.	29,591,933	*
	Total Medical Supplies	119,327,045

	Metals (2.2%)
378,350	Alliant Techsystems, Inc.	27,619,550	* +

	Oil & Gas (1.0%)
303,100	Ensco International, Inc.	12,239,178

	Pharmaceuticals (4.7%)
159,200	Barr Pharmaceuticals, Inc.	7,549,264	*
372,100	Charles River Laboratories International, Inc.	18,121,270	*
489,300	Par Pharmaceutical Companies, Inc.	11,459,406	* +
1,073,900	Valeant Pharmaceuticals International	21,188,047	+
	Total Pharmaceuticals	58,317,987

	Restaurants (1.5%)
525,770	Darden Restaurants, Inc.	18,244,219

	Retail (14.5%)
927,700	Ann Taylor Stores, Inc.	23,906,829	* +
348,950	Federated Department Stores, Inc.	26,474,837
856,050	May Department Stores Co.	35,140,853
767,870	OfficeMax, Inc.	22,805,739	+
611,935	Talbots, Inc.	20,909,819
981,600	Tiffany & Co	33,403,848	+
672,100	TJX Companies, Inc.	15,801,071
	Total Retail	178,442,996

	Technology (2.9%)
525,100	Avid Technology, Inc.	21,607,865	* +
292,500	SPX Corp.	14,297,400	+
	Total Technology	35,905,265

	Telecommunications (1.6%)
1,814,650	Andrew Corp.	19,943,004	* +

	Textiles, Clothing & Fabrics (1.9%)
756,585	Jones Apparel Group, Inc.	$23,128,803
	Total Common Stock (Cost: $1,083,142,479) (98.8%)	1,215,239,141

Principal Amount	Short-Term Investments
$1,883,440	ABN Amro Bank NV, 3.25%, due 08/05/05	1,883,440	**
4,708,602	American Beacon Money Market Fund, 3.238%, due 08/01/05	4,708,602	**
282,516	Bank of America, 3.27%, due 08/30/05	282,516	**
7,089,636	Bank of America, 3.45%, due 09/16/05	7,089,636	**
5,207,845	Bank of Montreal, 3.27%, due 08/09/05	5,207,845	**
2,130,914	Bank of Nova Scotia, 3.3%, due 08/10/05	2,130,914	**
3,992,894	Bank of Nova Scotia, 3.32%, due 08/15/05	3,992,894	**
7,271,762	Bank of Nova Scotia, 3.43%, due 08/30/05	7,271,762	**
3,766,881	Barclays Bank PLC, 3.354%, due 01/17/06	3,766,881	**
2,825,161	Barclays Bank PLC, 3.42%, due 09/12/05	2,825,161	**
1,883,440	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	1,883,440	**
10,917,074	BNP Paribas, 3.25%, due 08/02/05	10,917,074	**
9,511,374	Calyon, 3.25%, due 08/02/05	9,511,374	**
4,708,601	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	4,708,601	**
4,741,553	Compass Securitization LLC, 3.42%, due 08/22/05	4,741,553	**
941,720	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	941,720	**
1,883,440	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	1,883,440	**
941,720	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	941,720	**
5,900,830	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	5,900,830	**
941,720	First Tennessee National Corp., 3.22%, due 08/09/05	941,720	**
3,126,395	Fortis Bank, 3.25%, due 08/04/05	3,126,395	**
5,237,703	Fortis Bank, 3.28%, due 08/08/05	5,237,703	**
4,708,601	Fortis Bank, 3.46%, due 09/15/05	4,708,601	**
5,353,762	General Electric Capital Corp., 3.475%, due 09/12/05	5,353,762	**
9,508,997	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	9,508,997	**
1,158,086	Greyhawk Funding, 3.314%, due 08/09/05	1,158,086	**
905,471	Halifax Bank of Scotland, 3.15%, due 08/08/05	905,471	**

$4,708,601	Harris Trust & Savings Bank, 3.295%, due 11/04/05	$4,708,601	**
1,883,440	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	1,883,440	**
19,707,950	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	19,707,950
3,030,429	Lexington Parker Capital, 3.43%, due 08/25/05	3,030,429	**
3,399,695	Lexington Parker Capital, 3.484%, due 09/06/05	3,399,695	**
18,834,404	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	18,834,404	**
1,506,752	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	1,506,752	**
9,228,858	National Australia Bank, 3.28%, due 08/08/05	9,228,858	**
2,260,128	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	2,260,128	**
1,883,440	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	1,883,440	**
4,433,165	Paradigm Funding LLC, 3.461%, due 08/29/05	4,433,165	**
3,766,881	Park Avenue Receivables Corp., 3.43%, due 08/26/05	3,766,881	**
5,007,456	Prefco, 3.441%, due 08/29/05	5,007,456	**
3,766,881	Rabobank Nederland, 3.43%, due 09/15/05	3,766,881	**
1,883,440	Regions Bank, 3.29%, due 08/10/05	1,883,440	**
11,771,503	Royal Bank of Canada, 3.25%, due 08/03/05	11,771,503	**
3,766,881	Royal Bank of Scotland, 3.24%, due 08/08/05	3,766,881	**
3,766,881	Royal Bank of Scotland, 3.25%, due 08/09/05	3,766,881	**
3,766,881	Royal Bank of Scotland, 3.31%, due 08/09/05	3,766,881	**
3,766,881	Sheffiled Receivables Corp., 3.283%, due 08/05/05	3,766,881	**
941,720	The Bank of the West, 3.47%, due 09/20/05	941,720	**
2,825,161	Toronto Dominion Bank, 3.25%, due 08/02/05	2,825,161	**
2,636,817	UBS AG, 3.25%, due 08/09/05	2,636,817	**
2,825,161	UBS AG, 3.365%, due 08/22/05	2,825,161	**
1,695,096	Wells Fargo & Co., 3.26%, due 08/03/05	1,695,096	**
9,417,202	Wells Fargo & Co., 3.27%, due 08/01/05	9,417,202	**
3,578,537	Wells Fargo & Co., 3.45%, due 09/16/05	3,578,537	**
	Total Short-Term Investments (Cost: $247,590,379) (20.1%)	247,590,379

	Total Investments (Cost: $1,330,732,858) (118.9%)	1,462,829,520
	Liabilities in Excess of Other Assets (-18.9%)	(232,018,341)
	Net Assets (100.0%)	$1,230,811,179

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking & Financial Services	7.4%
Beverages, Food & Tobacco	0.7
Building Materials	1.6
Commercial Services	1.0
Computer Services	3.8
Computer Software	1.7
Computers & Information	1.1
Electronics	23.4
Home Construction, Furnishings & Appliances	1.3
Insurance	5.5
Machinery	8.5
Media - Broadcasting & Publishing	2.8
Medical Supplies	9.7
Metals	2.2
Oil & Gas	1.0
Pharmaceuticals	4.7
Restaurants	1.5
Retail	14.5
Technology	2.9
Telecommunications	1.6
Textiles, Clothing & Fabrics	1.9
Short-Term Investments	20.1
Total	118.9%

See accompanying Notes to Schedules of Investments

TCW Galileo Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)	July 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives.  The following are the objectives for the Funds that are covered in this report:

U.S. Equities TCW Galileo Fund	Investment Objective
Convertible Securities Fund
TCW Galileo Convertible Securities Fund	Seeks high total return from current income and capital appreciation by investing in convertible securities.

Non-Diversified U.S. Equity Funds
TCW Galileo Aggressive Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies that appear to offer above average growth prospects.

TCW Galileo Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Galileo Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20-50 large capitalization value companies.

TCW Galileo Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Galileo Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Galileo Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Galileo Large Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization U.S. companies with above average prospects.

TCW Galileo Select Equities Fund	Seeks long-term capital appreciation by investing in common stock of large capitalization companies

TCW Galileo Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Galileo Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Galileo Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by midcap value companies.

Diversified U.S. Equity Funds
TCW Galileo Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Galileo Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Galileo Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

On November 1, 2004, the TCW Galileo Large Cap Core Fund commenced operations, but it is not currently available to the general public.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at July 31, 2005.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.  .

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2005. The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Aggressive Growth Equities Fund	$12,820	$13,254
TCW Galileo Convertible Securities Fund	1,344	1,372
TCW Galileo Diversified Value Fund	8,446	8,878
TCW Galileo Dividend Focused Fund	66,646	69,293
TCW Galileo Equities Fund	11,845	12,250

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Large Cap Growth Fund	$258	$265
TCW Galileo Opportunity Fund	17,144	18,314
TCW Galileo Select Equities Fund	728,427	748,328
TCW Galileo Small Cap Growth Fund	14,387	14,919
TCW Galileo Value Added Fund	3,522	3,701
TCW Galileo Value Opportunities Fund	217,319	227,882

Note 4 – Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Aggressive Growth Fund	TCW Galileo Convertible Securities Fund	TCW Galileo Diversified Value Fund	TCW Galileo Dividend Focused Fund
Unrealized Appreciation	$23,966,328	$1,739,997	$9,467,937	$65,978,666
Unrealized (Depreciation)	(1,426,663)	(936,769)	(914,911)	(14,965,537)
Net Unrealized Appreciation	$22,539,665	$803,228	$8,553,026	$51,013,129
Cost of Investments for Federal Income Tax Purposes	$56,807,416	$19,700,719	$92,738,598	$826,277,212

	TCW Galileo Equities Fund	TCW Galileo Focused Equities Fund	TCW Galileo Growth Equities Fund	TCW Galileo Growth Insights Fund
Unrealized Appreciation	$20,634,974	$434,498	$4,616,778	$296,123
Unrealized (Depreciation)	(1,313,598)	(15,285)	(81,577)	(16,928)
Net Unrealized Appreciation	$19,321,376	$419,213	$4,535,201	$279,195
Cost of Investments for Federal Income Tax Purposes	$97,789,381	$1,872,133	$20,428,343	$1,025,664

	TCW Galileo Large Cap Core Fund	TCW Galileo Large Cap Growth Fund	TCW Galileo Opportunity Fund	TCW Galileo Select Equities Fund
Unrealized Appreciation	$984,659	$140,879	$20,760,036	$1,165,453,799
Unrealized (Depreciation)	(75,733)	(98,613)	(1,887,046)	(111,861,705)
Net Unrealized Appreciation	$908,926	$42,266	$18,872,990	$1,053,592,094
Cost of Investments for Federal Income Tax Purposes	$10,081,980	$2,497,294	$91,820,615	$3,972,590,668

	TCW Galileo Small Cap Growth Fund	TCW Galileo Value Added Fund	TCW Galileo Value Opportunities Fund
Unrealized Appreciation	$19,776,777	$5,640,817	$183,559,046
Unrealized (Depreciation)	(1,010,976)	(960,238)	(54,429,690)
Net Unrealized Appreciation	$18,765,801	$4,680,579	$129,129,356
Cost of Investments for Federal Income Tax Purposes	$64,751,509	$33,014,990	$1,333,700,164

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at July 31, 2005.

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Equity Securities	Value
	Common Stock

	China (5.7% of Net Assets)
$344,000	China Telecom Corporation, Limited	$132,269
82,000	Jiangxi Copper Co., Ltd.	41,196
590,000	PetroChina Company, Limited	526,638
116,000	Vision Grande Group Holdings, Ltd.	72,748
279,200	Yanzhou Coal Mining Company, Limited	226,804
	Total China (Cost: $838,232)	999,655

	Hong Kong (22.1%)
82,000	China Mobile, Limited	328,411
34,000	China Shenhua Energy Co., Class H	36,080	*
65,000	CLP Holdings, Limited	375,735
88,000	Cosco Pacific, Limited	172,638
162,000	Denway Motors, Limited	63,276
120,000	Hang Lung Group, Limited	238,631
122,000	Hong Kong Exchanges & Clearing, Limited	378,416
66,000	Hopewell Holdings, Limited	170,746
65,000	Hutchison Whampoa, Limited	632,714
324,000	I.T., Limited	77,933	*
2,276,000	Regal Hotel International Corp.	229,146
44,370	Sun Hung Kai Properties, Limited	456,365
96,000	Wharf Holdings, Limited	359,593
52,000	Wing Hang Bank, Limited	370,301
	Total Hong Kong (Cost: $3,576,975)	3,889,985

	Indonesia (3.8%)
142,000	PT Bank Danamon Tbk	81,017
692,000	PT Telekomunikasi Indonesia Tbk	395,016
404,000	PT United Tractors Tbk	183,284
	Total Indonesia (Cost: $520,642)	659,317

	Malaysia (5.8%)
37,400	Genting BHD	199,347
152,250	Public Bank BHD	300,386
183,900	SP Setia BHD	210,844
68,600	Telekom Malaysia BHD	199,040
199,000	YTL Power International BHD	111,425
	Total Malaysia (Cost: $980,290)	1,021,042

	Philippines (0.5%)
98,600	Ayala Land, Incorporated (Foreign)	14,382
900	Philippine Long Distance Telephone Company	26,035

$94,200	Semirara Mining Corporation	$48,609	*
	Total Philippines (Cost: $119,283)	89,026

	Singapore (9.1%)
52,000	Capitaland, Limited	88,434
34,000	City Developments, Limited	176,828
25,000	DBS Group Holdings, Limited	241,771
160,000	Jaya Holdings, Limited	113,798
30,000	Keppel Corporation, Limited	226,634
19,000	Mapletree Logistics Trust	10,242	*
55,200	Oversea-Chinese Banking Corporation, Limited	428,091
113,000	Unisteel Technology, Limited	126,266
20,000	United Overseas Bank, Limited	181,790
2,000	United Overseas Land, Ltd.	2,830
	Total Singapore (Cost: $1,374,747)	1,596,684

	South Korea (25.0%)
11,250	Hana Bank	357,144
8,560	Hanjin Heavy Industries & Construction Company, Limited	148,679
4,690	Hyundai Mobis	341,075
3,900	Hyundai Motor Company, Limited	268,336
2,980	Kookmin Bank	157,199
3,300	Korea Electric Power Corporation	114,746
3,720	KT Corporation	158,206
10,670	KT&G Corporation	428,568
8,500	LGPhilips LCD Company, Limited (ADR)	195,500	*
13,900	Phoenix PDE Company, Limited	74,903
2,690	Samsung Electronics Company, Limited	1,474,176
1,370	Samsung Fire & Marine Insurance	123,823
770	Shinsegae Company, Limited	271,311
2,770	SK Corporation	135,706
700	SK Telecom Company, Limited	133,321
	Total South Korea (Cost: $3,540,765)	4,382,693

	Taiwan (22.1%)
38,000	Advanced Semiconductor Engineering (ADR)	146,300
60,500	Asustek Computer, Incorporated	167,539
160,820	Au Optronics Corporation (Foreign)	250,690
165,000	Cathay Financial Holding Company, Limited	328,870
124,457	China Steel Corporation	103,686
8,138	China Steel Corporation (144A) (GDR)	137,524	**
405,350	Chinatrust Financial Holding Company, Limited	427,855
69,300	Formosa Chemicals & Fibre Corporation	108,788

$29,517	Hon Hai Precision Industry Company, Limited (144A) (GDR)	$333,542	**
24,000	MediaTek, Incorporated	252,314	*
62,000	Optimax Technology Corporation	124,255	*
300,000	Taiwan Cellular Corporation	295,614
167,000	Taiwan Fertilizer Company, Limited	227,815
68	Taiwan Semiconductor Manufacturing Company, Limited	113
83,632	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	718,399
187,000	United Microelectronics Corp.	131,168
180,063	Yuanta Core Pacific Securities Company, Limited	131,575
	Total Taiwan (Cost: $3,695,331)	3,886,047

	Thailand (3.4%)
50,700	Advanced Info Service Public Company, Limited	123,005
80,500	Bangkok Bank Public Company, Limited	204,450
47,100	PTT Public Company, Limited	262,484
	Total Thailand (Cost: $586,710)	589,939

	Total Common Stock (Cost: $15,232,975) (97.5%)	17,114,388

	Preferred Stock
	South Korea (Cost: $80,078) (0.5%)
240	Samsung Electronics Company, Limited	90,062

	Total Equity Securities (Cost: $15,313,053) (98.0%)	17,204,450

Principal
Amount	Short-Term Investments (Cost: $376,749) (2.1%)
376,749	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	376,749

	Total Investments (Cost: $15,689,802) (100.1%)	17,581,199
	Liabilities in Excess of Other Assets (-0.1%)	(22,242)
	Net Assets (100.0%)	$17,558,957

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to $471,066 or 2.7% of net assets. These securities are determined to be liquid by the Fund’s board of directors.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	July 31, 2005

Percentage of
Industry	Net Assets
Apparel Retailers	0.4%
Automotive	3.8
Banking	14.3
Beverages, Food & Tobacco	2.4
Chemicals	2.7
Coal	1.8
Commercial Services	1.4
Communications	7.5
Computers & Information	2.6
Electric Utilities	3.4
Electrical Equipment	1.9
Electronics	18.8
Financial Services	4.3
Heavy Machinery	1.3
Industrial - Diversified	4.9
Insurance	2.6
Lodging	2.4
Metals	1.4
Oil & Gas	4.5
Radio Telephone Communications	0.8

Real Estate	9.8
Retailers	1.5
Telephone Communications, exc. Radio	1.3
Telephone Systems	0.7
Transportation	1.5
Short-Term Investments	2.1
Total	100.1%

See accompanying Notes to Schedules of Investments

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments (Unaudited)		July 31, 2005

Number of
Shares	Equity Securities	Value
	Common Stock
	Argentina (Cost: $60,345) (0.6% of Net Assets)
5,009	Irsa Inversiones y Representaciones, S.A. (GDR)	$61,460	*

	Brazil (9.2%)
5,977	Banco Bradesco, S.A. (ADR)	208,119	+
24	Banco Itau Holding Financeira, S.A.	4,527
4,800	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	105,024	+
10,400	Companhia Siderurgica Nacional, S.A. (ADR)	194,272	+
9,700	Petroleo Brasileiro, S.A. (ADR)	443,484
3,300	Submarino S.A. (144A) (GDR)	60,728	* **
	Total Brazil (Cost: $695,322)	1,016,154

	China (5.7%)
3,554	China Petroleum & Chemical Corporation (ADR)	154,279
429,990	China Telecom Corporation, Limited	165,333
2,971	PetroChina Company, Limited (ADR)	265,102	+
126,000	Sinopec Shanghai Petrochemical Company, Limited, Class H	44,611
	Total China (Cost: $503,499)	629,325

	Great Britain (Cost: $63,176) (0.6%)
2,696	Anglo American PLC	68,278

	Hong Kong (5.4%)
61,000	China Mobile, Limited	244,305
31,000	Citic Pacific, Limited	90,875
2,472	CNOOC, Limited (ADR)	172,570	+
44,000	Cosco Pacific, Limited	86,319
	Total Hong Kong (Cost: $469,566)	594,069

	Hungary (1.5%)
806	Mol Magyar Olaj - es Gazipari Rt (GDR)	81,406
1,147	OTP Bank Rt (GDR)	84,419
	Total Hungary (Cost: $138,577)	165,825

	India (2.1%)
46	Infosys Technologies, Limited (ADR)	3,274	+
4,775	State Bank of India (GDR)	223,470
	Total India (Cost: $144,064)	226,744

	Israel (3.7%)
31,095	Bank Hapoalim, Limited	104,520

38,373	Bank Leumi, Limited	$107,633
83	Koor Industries, Limited	4,761	*
5,900	Teva Pharmaceutical Industries, Ltd. (ADR)	185,260	+
	Total Israel (Cost: $332,311)	402,174

	Malaysia (3.0%)
55,750	Public Bank BHD	109,994
94,300	SP Setia BHD	108,116
36,700	Telekom Malaysia BHD	106,484
	Total Malaysia (Cost: $321,417)	324,594

	Mexico (2.4%)
4,824	America Movil, S.A. de C.V. (ADR)	107,382
18,200	Grupo Modelo, S.A. de C.V., Series C	59,948
4,921	Telefonos de Mexico, S.A. de C.V. (ADR)	94,828	+
	Total Mexico (Cost: $178,426)	262,158

	Russia (7.1%)
1,247	MMC Norilsk Nickel (ADR)	86,043	+
5,900	Mobile Telesystems (ADR)	209,214
1,798	OAO Gazprom (ADR)	71,920
4,811	OAO LUKOIL (ADR)	198,454
1,200	Surgutneftegaz (ADR)	49,008
4,400	Vimpel-Communications (ADR)	168,872	*
	Total Russia (Cost: $666,581)	783,511

	South Africa (5.7%)
3,900	Impala Platinum Holdings, Limited (ADR)	90,090
4,798	Remgro, Limited	85,166
22	Sappi, Limited (ADR)	232
5,645	Sasol, Limited (ADR)	169,915
14,901	Standard Bank Group, Limited	160,183
6,135	Telkom SA, Limited	117,091
	Total South Africa (Cost: $548,589)	622,677

	South Korea (23.5%)
4,870	Hana Bank	154,604
6,700	Hyundai Motor Company (144A) (GDR)	228,470	**
8	Kookmin Bank	422
2,637	Kookmin Bank (ADR)	138,917	+
4,900	KT Corporation (ADR)	108,486
9,060	KT&G Corporation (144A) (GDR)	182,106	**
2,898	LG Electronics, Incorporated (144A) (GDR)	59,409	*
7,382	LG Electronics, Incorporated (GDR)	151,331
922	Pohang Iron & Steel Company, Limited	183,387
900	Posco (ADR)	44,910
2,879	Samsung Electronics Company, Limited (GDR)	793,884

9,510	Shinhan Financial Group Company, Limited	$286,843
950	SK Corporation	46,542
9,700	SK Telecom Company, Limited (ADR)	208,259	+
	Total South Korea (Cost: $1,967,734)	2,587,570

	Taiwan (19.4%)
7,412	AU Optronics Corporation (ADR)	117,554	+
103,950	Benq Corporation	110,710
55,000	Cathay Financial Holding Company, Limited	109,623
79,000	Chi Mei Opto electronics Corporation	115,753
10,935	China Steel Corporation (GDR)	184,796
233,867	Chinatrust Financial Holding Company, Limited	246,851
6,400	Chunghwa Telecom Company, Limited (ADR)	137,664	*+
9,891	Compal Electronics, Incorporated (GDR)	46,192
213,180	Formosa Taffeta Company	98,689
2,336	Fubon Financial Holding Company (GDR)	22,729
7,800	Fubon Financial Holding Company, Limited (GDR)	74,100
16,900	Hon Hai Precision Industry Company, Limited (Reg. S) (GDR)	190,970
166,808	Taishin Financial Holdings Company, Limited	119,079
121,000	Taiwan Cellular Corporation	119,231
39,380	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	338,274
27,000	United Microelectronics Corporation (ADR)	103,950	*
	Total Taiwan (Cost: $2,158,415)	2,136,165

	Thailand (3.5%)
35,900	Advanced Info Service Public Company, Limited	87,098
29,527	Bangkok Bank Public Company, Limited	74,991
14	Land and Houses Public Company, Limited	3
25,232	PTT Public Company, Limited	140,616
14,900	Siam Cement Public Company, Limited	87,484
	Total Thailand (Cost: $379,376)	390,192

	Total Common Stock (Cost: $8,627,398) (93.4%)	10,270,896

	Preferred Stock
	Brazil (4.6%)
8,000	Companhia Vale do Rio Doce (ADR)	222,800
11,720	Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)	183,653

5,600	Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)	$100,172
	Total Preferred Stock (Cost: $436,856) (4.6%)	506,625

	Total Equity Securities (Cost: $9,064,254) (98.0%)	10,777,521

Principal
Amount	Short-Term Investments
$13,314	ABN Amro Bank NV, 3.25%, due 08/05/05	13,314	***
33,283	American Beacon Money Market Fund, 3.238%, due 08/01/05	33,283	***
1,998	Bank of America, 3.27%, due 08/30/05	1,998	***
50,113	Bank of America, 3.45%, due 09/16/05	50,113	***
36,811	Bank of Montreal, 3.27%, due 08/09/05	36,811	***
15,062	Bank of Nova Scotia, 3.3%, due 08/10/05	15,062	***
28,223	Bank of Nova Scotia, 3.32%, due 08/15/05	28,223	***
51,400	Bank of Nova Scotia, 3.43%, due 08/30/05	51,400	***
26,626	Barclays Bank PLC, 3.354%, due 01/17/06	26,626	***
19,969	Barclays Bank PLC, 3.42%, due 09/12/05	19,969	***
13,313	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	13,313	***
77,166	BNP Paribas, 3.25%, due 08/02/05	77,166	***
67,230	Calyon, 3.25%, due 08/02/05	67,230	***
33,282	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	33,282	***
33,515	Compass Securitization LLC, 3.42%, due 08/22/05	33,515	***
6,656	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	6,656	***
13,313	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	13,313	***
6,656	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	6,656	***
41,709	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	41,709	***
6,656	First Tennessee National Corp., 3.22%, due 08/09/05	6,656	***
22,099	Fortis Bank, 3.25%, due 08/04/05	22,099	***
37,022	Fortis Bank, 3.28%, due 08/08/05	37,022	***
33,282	Fortis Bank, 3.46%, due 09/15/05	33,282	***
37,842	General Electric Capital Corp., 3.475%, due 09/12/05	37,842	***
67,213	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	67,213	***
8,186	Greyhawk Funding, 3.314%, due 08/09/05	8,186	***

$6,400	Halifax Bank of Scotland, 3.15%, due 08/08/05	$6,400	***
33,282	Harris Trust & Savings Bank, 3.295%, due 11/04/05	33,282	***
13,313	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	13,313	***
192,791	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	192,791
21,420	Lexington Parker Capital, 3.43%, due 08/25/05	21,420	***
24,030	Lexington Parker Capital, 3.484%, due 09/06/05	24,030	***
133,129	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	133,129	***
10,650	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	10,650	***
65,233	National Australia Bank, 3.28%, due 08/08/05	65,233	***
15,975	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	15,975	***
13,313	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	13,313	***
31,335	Paradigm Funding LLC, 3.461%, due 08/29/05	31,335	***
26,626	Park Avenue Receivables Corp., 3.43%, due 08/26/05	26,626	***
35,395	Prefco, 3.441%, due 08/29/05	35,395	***
26,626	Rabobank Nederland, 3.43%, due 09/15/05	26,626	***
13,313	Regions Bank, 3.29%, due 08/10/05	13,313	***
83,206	Royal Bank of Canada, 3.25%, due 08/03/05	83,206	***
26,626	Royal Bank of Scotland, 3.24%, due 08/08/05	26,626	***
26,626	Royal Bank of Scotland, 3.25%, due 08/09/05	26,626	***
26,626	Royal Bank of Scotland, 3.31%, due 08/09/05	26,626	***
26,626	Sheffiled Receivables Corp., 3.283%, due 08/05/05	26,626	***
6,656	The Bank of the West, 3.47%, due 09/20/05	6,656	***
19,969	Toronto Dominion Bank, 3.25%, due 08/02/05	19,969	***
18,638	UBS AG, 3.25%, due 08/09/05	18,638	***
19,969	UBS AG, 3.365%, due 08/22/05	19,969	***
11,982	Wells Fargo & Co., 3.26%, due 08/03/05	11,982	***
66,564	Wells Fargo & Co., 3.27%, due 08/01/05	66,564	***
25,294	Wells Fargo & Co., 3.45%, due 09/16/05	25,294	***
	Total Short-Term Investments (Cost: $1,803,552) (16.4%)	1,803,552

	Total Investments (Cost: $10,867,806) (114.4%)	12,581,073
	Liabilities in Excess of Other Assets (-14.4%)	(1,585,537)
	Net Assets (100.0%)	$10,995,536

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
Reg. S	-	Investments issued under Regulation S may not be offered, sold, or delivered within the United States except under special exemptions.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to $471,304 or 4.29% of net assets. These securities are determined to be liquid by the Fund’s board of directors.

***		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	July 31, 2005

Percentage of
Industry	Net Assets
Automotive	2.1%
Banking	14.6
Banking & Financial Services	6.2
Beverages, Food & Tobacco	2.2
Building Materials	0.8
Chemicals	0.8
Commercial Services	0.8
Communications	6.8
Computers & Information	1.4

Electronics	17.0
Food Retailers	1.0
Insurance	1.0
Metals	8.7
Mining	2.0
Oil & Gas	15.9
Pharmaceuticals	1.7
Radio Telephone Communications	4.4
Real Estate	1.5
Retail	0.6
Telephone Communications, exc. Radio	4.5
Telephone Systems	3.1
Textiles, Clothing & Fabrics	0.9
Short-Term Investments	16.4
Total	114.4%

See accompanying Notes to Schedules of Investments

TCW Galileo Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2005

Principal
Amount	Fixed Income Securities	Value
	Argentina (10.3% of Net Assets)
$2,500,000	Banco de Galicia y Buenos, (Reg. S), 5.44%, due 01/01/10	$2,406,250
1,000,000	Cia de Transporte de Energia Electrica de Alta Tension SA, (144A), 9%, due 12/15/15	980,000	*
3,000,000	Republic of Argentina, 1.98%, due 08/03/12	2,757,000
350,304	Transportadora de Gas del Sur S.A., (144A), 7%, due 12/15/13, Series B-AP	340,671	*
431,472	Transportadora de Gas del Sur S.A., (Reg. S), 7%, due 12/15/13, Series B-A	419,607
158,064	Transportadora de Gas del Sur S.A., (Reg. S), 7%, due 12/15/13, Series B-AP	156,088
	Total Argentina (Cost: $5,839,892)	7,059,616

	Brazil (9.3%)
500,000	Caue Finance, Limited, Guaranteed by Camargo Correa Cimentros, S.A., (144A), 8.875%, due 08/01/15	508,750	*
800,000	Republic of Brazil, 9.25%, due 10/22/10	880,800
1,350,000	Republic of Brazil, 10%, due 08/07/11	1,528,875
2,700,000	Republic of Brazil, 14.5%, due 10/15/09	3,476,250
	Total Brazil (Cost: $4,384,049)	6,394,675

	China (4.3%)
800,000	AES China Generating Company, 8.25%, due 06/26/10	824,000
840,000	Asia Aluminum Holdings, Limited, (144A), 8%, due 12/23/11	835,800	*
1,500,000	New Asat Finance, Limited, (Reg. S), 9.25%, due 02/01/11	1,252,500
	Total China (Cost: $2,946,400)	2,912,300

	Colombia (4.6%)
550,000	Chivor S.A., (144A), 9.75%, due 12/30/14	591,250	*
1,520,000	Republic of Colombia, 8.7%, due 02/15/16	1,599,800
836,241	Republic of Colombia, 9.75%, due 04/09/11	944,117
	Total Colombia (Cost: $2,763,171)	3,135,167

	Dominican Republic (Cost: $1,462,700) (2.0%)
2,660,000	Tricom S.A., 11.375%, due 09/01/04	1,356,600	**#

	Egypt (3.6%)
1,750,000	Petroleum Export, Limited/Cayman SPV, Series A3, (144A), 5.265%, due 06/15/11	1,749,055	*

$700,000	Republic of Egypt, (144A), 0%, due 05/23/06	$710,339	*
	Total Egypt (Cost: $2,449,982)	2,459,394

	Guatemala (Cost: $850,880) (1.2%)
850,000	Empresa Electric a de Guatemala, (144A), 8.5%, due 12/21/14	850,000	*

	Hong Kong (2.0%)
575,000	City Telecom HK, Limited, 8.75%, due 02/01/15	569,250
900,000	Noble Group Limited, (144A), 6.625%, due 03/17/15	830,727	*
	Total Hong Kong (Cost: $1,477,894)	1,399,977

	India (1.8%)
960,000	Vedanta Resources PLC, (144A), 6.625%, due 02/22/10	952,800	*
290,000	Vedanta Resources PLC, (Reg. S), 6.625%, due 02/22/10	287,825
	Total India (Cost: $1,244,602)	1,240,625

	Indonesia (6.5%)
1,750,000	Indocoal Exports Cayman, Limited (144A), 7.134%, due 07/06/12	1,736,875	*
852,000	Republic of Indonesia, Loan Participation Agreement dated 03/28/94, Barclays Bank PLC as Counterparty, Variable Rate based on LIBOR + 0.875%, due 03/28/13	792,360
2,242,760	Republic of Indonesia, Loan Participation Agreement dated 06/14/95, Credit Suisse First Boston International as Counterparty, Variable Rate based on LIBOR + 0.875%, due 12/14/19	1,895,132
	Total Indonesia (Cost: $4,117,008)	4,424,367

	Israel (Cost: $993,600) (1.5%)
993,600	Delek & Avner-Yam Tethys, (144A), 4.06%, due 08/01/13	993,600	*

	Ivory Coast (Cost: $640,000) (1.2%)
4,000,000	Republic of Ivory Coast, 2%, due 03/29/18	795,000

	Kazakhstan (2.8%)
1,000,000	Kazkommerts International B.V., (144A), 7.875%, due 04/07/14	1,026,500	*
900,000	Turanalem Finance B.V., (144A), 8%, due 03/24/14	902,250	*
	Total Kazakhstan (Cost: $1,791,890)	1,928,750

		Mexico (5.7%)
$2,900,000		Grupo Isuacell, S.A. de C.V., 10%, due 06/15/07	$2,291,000	**#
	605,000	Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 10.25%, due 06/15/07	647,350
	900,000	TFM S.A. de C.V., (144A), 9.375%, due 05/01/12	967,500	*
		Total Mexico (Cost: $3,135,800)	3,905,850

		Peru (Cost: $941,602) (1.4%)
	950,000	Southern Peru Copper Corporation, (144A), 7.5%, due 07/27/35	944,062	*

		Qatar (Cost: $579,150) (0.9%)
	540,000	Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14	631,373

		Russia (6.8%)
	550,000	Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08	591,250
	3,500,000	Russian Federation, 3%, due 05/14/11	3,062,500
	1,000,000	VTB Capital SA, Loan Participation, (144A), 6.25%, due 07/02/35	1,000,000	*
		Total Russia (Cost: $4,378,313)	4,653,750

		Singapore (2.8%)
	1,600,000	STATS ChipPAC, Limited, 6.75%, due 11/15/11	1,548,000
	400,000	STATS ChipPAC, Limited, 6.75%, due 11/15/11	387,000
		Total Singapore (Cost: $1,966,000)	1,935,000

		South Africa (Cost: $992,794) (1.4%)
EUR	800,000	Cell C Pty, Limited, (144A), 8.625%, due 07/01/12	988,725

		South Korea (5.2%)
	850,000	Hanarotelecom, Inc., (144A), 7%, due 02/01/12	858,500	*
	1,950,000	Hynix Semiconductor, Inc., (144A), 9.875%, due 07/01/12	2,123,062	*
	600,000	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., (Reg. S), 6.66%, due 12/15/11	601,500
		Total South Korea (Cost: $3,345,295)	3,583,062

		Turkey (Cost: $900,000) (1.3%)
	900,000	Bosphorus Financial Services, (144A), 5.07%, due 02/15/12	879,750	*
		Total Fixed Income Securities (Cost: $47,201,022) (76.6%)	52,471,643

Principal
Amount	Purchased Currency Options
	(0.6%)
$50,000,000	USD Call / HKD Put, Strike Price HKD 7.80, expire 01/12/07	$75,000
2,850,000	USD Put / INR Call, Strike Price INR 44.45, expire 04/18/06	72,696
7,000,000	USD Put / TWD Call, Strike Price TWD 30.85, expire 04/14/06	91,000
13,000,000	USD Put / TWD Call, Strike Price TWD 30.85, expire 05/01/07	169,000
	Total Purchased Currency Options (Cost: $523,925) (0.6%)	407,696

	Short-Term Investments (Cost: $15,046,931) (22.0%)
15,046,931	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	15,046,931

	Total Investments (Cost: $62,771,878) (99.2%)	67,926,270
	Excess of Other Assets over Liabilities (0.8%)	579,450
	Net Assets (100.0%)	$68,505,720

Notes to the Schedule of Investments:

HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
Reg. S	-	Investments issued under Regulation S may not be offered, sold, or delivered within the United States except under special exemptions.
TWD	-	New Taiwan Dollar
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to $19,781,491 or 28.9% of net assets. These securities are determined to be liquid by the Fund’s board of directors.

**		Non-income producing.
#		Company is in default and is not making interest payments.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	July 31, 2005

Percentage of
Industry	Net Assets
Banking	4.6%
Banking & Financial Services	10.9
Building Materials	2.0
Coal	2.5
Communications	0.9
Electric Utilities	4.7
Electronics	6.8
Energy & Oil Services	1.4
Financial Services	2.5
Foreign Government Securities	26.9
Metals	3.2
Oil & Gas	2.3
Telecommunications	2.0
Telephone Systems	3.5
Transportation	2.4
Currency Options	0.6
Short-Term Investments	22.0
Total	99.2%

See accompanying Notes to Schedules of Investments

TCW Galileo Select International Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2005

Number of
Shares	Common Stock	Value
	Brazil (3.2% of Net Assets)
12,500	Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)	$657,125
8,000	Submarino S.A. (144A) (GDR)	147,219	* **
	Total Brazil (Cost: $575,297)	804,344

	Canada (Cost: $597,922) (2.1%)
7,500	Research in Motion, Limited	529,950	*

	Denmark (Cost: $438,761) (1.8%)
10,200	TDC A/S	459,019

	France (17.9%)
73,800	Alcatel S.A.	901,821	*
12,900	European Aeronautic Defense and Space Company, N.V.	432,918	+
9,977	Lagardere S.C.A.	720,956
4,770	Total S.A.	1,195,006
17,660	Veolia Environement	687,010
16,400	Vivendi Universal S.A.	521,738
	Total France (Cost: $4,143,331)	4,459,449

	Germany (8.6%)
5,940	Fresenius Medical Care AG	518,173
17,900	Metro AG	901,406
4,155	SAP AG	714,849
	Total Germany (Cost: $2,118,831)	2,134,428

	Great Britain (17.0%)
8,800	AstraZeneca PLC	398,363
28,000	BP Amoco PLC	310,323
106,772	British Sky Broadcasting PLC	1,002,373
188,000	EasyJet PLC	793,797	*
29,898	GlaxoSmithKline PLC	704,270
22,500	HSBC Holdings PLC	365,633
513	Pearson PLC	6,145
252,230	Vodafone Group PLC	650,794
	Total Great Britain (Cost: $4,272,996)	4,231,698

	Japan (26.3%)
24,500	Aoyama Trading Company, Limited	621,666
8,800	Fanuc, Limited	626,027
109	Mitsubishi Tokyo Financial Group, Incorporated	910,797
155	Mizuho Financial Group, Incorporated	698,629

405	NTT Docomo, Incorporated	$637,635
23,800	Shin-Etsu Chemical Company, Limited	902,469
8,900	SMC Corporation	1,010,349
22,000	Sony Corporation	721,593
11,000	Toyota Motor Corporation	417,057
	Total Japan (Cost: $6,654,477)	6,546,222

	Netherlands (9.6%)
27,500	ABN Amro Holdings, N.V.	685,661	+
17,700	ASM Lithography Holding, N.V.	311,570	* +
27,600	Koninklijke (Royal) Philips Electronics, N.V.	749,720
72,500	Koninklijke Ahold, N.V.	637,835	*
	Total Netherlands (Cost: $2,323,101)	2,384,786

	Russia (Cost: $333,032) (1.4%)
9,800	Mobile Telesystems (ADR)	347,508

	Spain (Cost: $635,241) (2.9%)
42,563	Telefonica S.A.	716,505

	Switzerland (9.0%)
8,000	Credit Suisse Group	336,148
1,600	Nobel Biocare Holding AG	338,113
1,524	Serono S.A.	1,028,261
2,980	Zurich Financial Services AG	529,992	*
	Total Switzerland (Cost: $2,110,130)	2,232,514

	Total Common Stock (Cost: $24,203,119) (99.8%)	24,846,423

Principal
Amount	Short-Term Investments
$4,528	ABN Amro Bank NV, 3.25%, due 08/05/05	4,528	***
11,319	American Beacon Money Market Fund, 3.238%, due 08/01/05	11,319	***
680	Bank of America, 3.27%, due 08/30/05	680	***
17,042	Bank of America, 3.45%, due 09/16/05	17,042	***
12,519	Bank of Montreal, 3.27%, due 08/09/05	12,519	***
5,122	Bank of Nova Scotia, 3.3%, due 08/10/05	5,122	***
9,598	Bank of Nova Scotia, 3.32%, due 08/15/05	9,598	***
17,479	Bank of Nova Scotia, 3.43%, due 08/30/05	17,479	***
9,054	Barclays Bank PLC, 3.354%, due 01/17/06	9,054	***
6,791	Barclays Bank PLC, 3.42%, due 09/12/05	6,791	***
4,527	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	4,527	***

26,241	BNP Paribas, 3.25%, due 08/02/05	26,241	***
22,862	Calyon, 3.25%, due 08/02/05	22,862	***
11,318	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	11,318	***
11,397	Compass Securitization LLC, 3.42%, due 08/22/05	11,397	***
2,264	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	2,264	***
4,527	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	4,527	***
2,264	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	2,264	***
14,184	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	14,184	***
2,264	First Tennessee National Corp., 3.22%, due 08/09/05	2,264	***
7,515	Fortis Bank, 3.25%, due 08/04/05	7,515	***
12,590	Fortis Bank, 3.28%, due 08/08/05	12,590	***
11,318	Fortis Bank, 3.46%, due 09/15/05	11,318	***
12,869	General Electric Capital Corp., 3.475%, due 09/12/05	12,869	***
22,857	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	22,857	***
2,784	Greyhawk Funding, 3.314%, due 08/09/05	2,784	***
2,176	Halifax Bank of Scotland, 3.15%, due 08/08/05	2,176	***
11,318	Harris Trust & Savings Bank, 3.295%, due 11/04/05	11,318	***
4,527	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	4,527	***
231,603	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	231,603
7,284	Lexington Parker Capital, 3.43%, due 08/25/05	7,284	***
8,172	Lexington Parker Capital, 3.484%, due 09/06/05	8,172	***
45,272	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	45,272	***
3,622	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	3,622	***
22,183	National Australia Bank, 3.28%, due 08/08/05	22,183	***
5,433	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	5,433	***
4,527	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	4,527	***
10,656	Paradigm Funding LLC, 3.461%, due 08/29/05	10,656	***
9,054	Park Avenue Receivables Corp., 3.43%, due 08/26/05	9,054	***

12,036	Prefco, 3.441%, due 08/29/05	12,036	***
9,054	Rabobank Nederland, 3.43%, due 09/15/05	9,054	***
4,527	Regions Bank, 3.29%, due 08/10/05	4,527	***
28,295	Royal Bank of Canada, 3.25%, due 08/03/05	28,295	***
9,054	Royal Bank of Scotland, 3.24%, due 08/08/05	9,054	***
9,054	Royal Bank of Scotland, 3.25%, due 08/09/05	9,054	***
9,054	Royal Bank of Scotland, 3.31%, due 08/09/05	9,054	***
9,054	Sheffiled Receivables Corp., 3.283%, due 08/05/05	9,054	***
34,275	TCW Galileo Money Market Fund, 2.93%, due 08/01/05	34,275	#
2,264	The Bank of the West, 3.47%, due 09/20/05	2,264	***
6,791	Toronto Dominion Bank, 3.25%, due 08/02/05	6,791	***
6,338	UBS AG, 3.25%, due 08/09/05	6,338	***
6,791	UBS AG, 3.365%, due 08/22/05	6,791	***
4,074	Wells Fargo & Co., 3.26%, due 08/03/05	4,074	***
22,636	Wells Fargo & Co., 3.27%, due 08/01/05	22,636	***
8,602	Wells Fargo & Co., 3.45%, due 09/16/05	8,602	***
	Total Short-Term Investments (Cost: $813,639) (3.3%)	813,639

	Total Investments (Cost: $25,016,758) (103.1%)	25,660,062
	Liabilities in Excess of Other Assets (-3.1%)	(760,434)
	Net Assets (100.0%)	$24,899,628

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to $147,219 or 0.6% of net assets. These securities are determined to be liquid by the Fund’s board of directors.

***	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
#	Affiliated Investment.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.7%
Airlines	3.2
Apparel Retailers	2.5
Automotive	1.7
Banking	12.0
Chemicals	3.6
Communications	7.9
Computer Services	2.9
Electronics	6.8
Environmental Controls	2.8
Food Retailers	2.6
Heavy Machinery	4.1
Insurance	2.1
Media - Broadcasting & Publishing	9.0
Medical Supplies	3.4
Oil & Gas	8.7
Pharmaceuticals	8.6
Radio Telephone Communications	5.2
Retail	0.6
Retailers	3.6
Telecommunications	2.1
Telephone Communications, exc. Radio	4.7
Short-Term Investments	3.3
Total	103.1%

See accompanying Notes to Schedules of Investments

TCW Galileo Funds, Inc.

International

Notes to Schedules of Investments (Unaudited)	July 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund and the TCW Galileo Select International Growth Equities Fund.  SGY Asset Management (Singapore) Ltd. (“SGY”) is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund.  The Advisor, SGUK and SGY are the second-tier subsidiaries of Société Générale Asset Management, S.A.  Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

TCW Galileo Fund	Investment Objective
Non-Diversified Equity Funds
TCW Galileo Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Galileo Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Galileo Select International Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of non-U.S. companies in both developed and emerging market countries around the world.

Non-Diversified Fixed Income Fund
TCW Galileo Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies, instrumentalities or private corporate issuers.

On December 14, 2004, the Company announced, after the approval by the Company’s Board of Directors, that the TCW Galileo European Growth Equities Fund would be liquidated as of December

31, 2004.  The shareholders of the Fund were liquidated with the net asset value per share of $10.00 on December 31, 2004.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:   Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 6).

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.  There are no repurchase agreements outstanding at July 31, 2005.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2005. The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Emerging Markets Equities Fund	$1,550	$1,611
TCW Galileo Select International Growth Equities Fund	519	548

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Asia Pacific Equities Fund	TCW Galileo Emerging Markets Equities Fund	TCW Galileo Emerging Markets Income Fund	TCW Galileo Select International Growth Equities Fund
Unrealized Appreciation	2,144,406	1,790,422	5,380,666	1,156,198
Unrealized (Depreciation)	(289,330)	(114,683)	(359,333)	(549,651)
Net Unrealized Appreciation	$1,855,076	$1,675,739	$5,021,333	$606,547
Cost of Investments for Federal Income Tax Purposes	15,726,123	10,905,334	62,904,937	25,053,515

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at July 31, 2005.

Note 6 — Forward Foreign Currency Contracts

The fund listed below invested in forward foreign currency contracts during the period ended July 31, 2005. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund’s investment in foreign securities. These contracts are “marked-to-market” at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund’s financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through the sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at July 31, 2005:

TCW Galileo Emerging Markets Income Fund :

Expiration Date	Contracts to Buy or Sell	In Exchange for U.S. $	Unrealized Appreciation (Depreciation) on Contracts
11/14/2005	Buy Mexican Peso 8,547,000	$700,000	$91,551
11/14/2005	Sell Mexican Peso 8,547,000	715,081	(76,470)
	Total Unrealized Appreciation		$15,081

TCW Galileo Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2005

Principal Amount	Fixed Income Securities	Value
	Agency Securities (20.0% of Net Assets)
$10,000,000	Federal Home Loan Bank, 2.5%, due 11/02/05	$10,000,000
20,000,000	Federal Home Loan Mortgage Corp., 3.184%, due 11/07/05	19,999,322
10,000,000	Federal National Mortgage Association, 3.226%, due 01/09/06	9,997,828
10,000,000	Federal National Mortgage Association, 3.25%, due 12/09/05	9,997,324
20,000,000	Federal National Mortgage Association, 3.386%, due 10/03/05	19,997,548
11,875,000	Federal National Mortgage Association, 3.57%, due 10/07/05	11,878,210
5,000,000	Federal National Mortgage Association, 4.05%, due 08/14/06	4,999,031
	Total Agency Securities (Cost: $86,869,263)	86,869,263

	Commercial Paper (37.3%)
2,000,000	Abbey National North America, 3.24%, due 08/01/05	2,000,000
15,000,000	Abbey National North America, 3.25%, due 08/03/05	14,997,292
9,900,000	American Express Credit Corp., 3.1%, due 08/01/05	9,900,000
10,000,000	American Express Credit Corp., 3.25%, due 08/04/05	9,997,292
3,000,000	American Honda Finance Corp., 3.26%, due 08/03/05	2,999,457
5,621,000	American Honda Finance Corp., 3.26%, due 08/10/05	5,616,419
10,000,000	Citigroup Funding, Inc., 3.25%, due 08/01/05	10,000,000
10,000,000	Deutsche Bank Financial, Inc., 3.27%, due 08/02/05	9,999,092
7,520,000	Dupont EI de Nemours Co., 3.25%, due 08/03/05	7,518,642
6,764,000	ING (US) Funding LLC, 3.34%, due 08/11/05	6,757,724
5,100,000	International Lease Finance Corp., 3.27%, due 08/12/05	5,094,904
20,000,000	LaSalle Bank Corp., 3.24%, due 08/01/05	20,000,000
4,900,000	Paccar Financial Corp., 3.24%, due 08/01/05	4,900,000
10,000,000	Paccar Financial Corp., 3.26%, due 08/05/05	9,996,378
2,186,000	Pitney Bowes, Inc., 3.3%, due 08/01/05	2,186,000
20,000,000	Prudential Funding LLC, 3.23%, due 08/02/05	19,998,205

$10,000,000	USAA Capital Corp., 3.23%, due 08/03/05	$9,998,206
10,000,000	USAA Capital Corp., 3.25%, due 08/01/05	10,000,000
	Total Commercial Paper (Cost: $161,959,611)	161,959,611

	Corporate Fixed Income Securities (42.5%)
6,000,000	American General Finance Corp., 3.638%, due 01/06/06	6,002,760
5,000,000	American General Finance Corp., 5.875%, due 07/14/06	5,090,525
15,000,000	Bank One Corp., 3.494%, due 02/27/06	15,019,781
5,000,000	Bank One Corp., 6.5%, due 02/01/06	5,069,794
10,000,000	Citigroup, Inc., 3.555%, due 03/20/06	10,010,307
20,000,000	FleetBoston Financial Corp., 7.25%, due 09/15/05	20,110,320
10,000,000	General Electric Capital Corp., 3.42%, due 02/06/06	10,012,469
10,000,000	General Electric Capital Corp., 6.8%, due 11/01/05	10,095,164
13,750,000	Goldman Sachs Group, Inc., 3.05%, due 02/21/06	13,766,809
3,350,000	International Lease Finance Corp., 4.41%, due 08/01/05	3,350,000
12,400,000	Merrill Lynch & Co., Inc., 0%, due 12/14/05	12,267,649	*
1,920,000	Merrill Lynch & Co., Inc., 2.47%, due 03/10/06	1,906,576
5,000,000	Merrill Lynch & Co., Inc., 2.94%, due 01/30/06	4,990,979
5,000,000	Merrill Lynch & Co., Inc., 4.02%, due 01/13/06	5,010,489
20,000,000	Morgan Stanley, 3.75%, due 03/27/06	20,040,193
2,400,000	Morgan Stanley, 6.3%, due 01/15/06	2,432,429
4,745,000	Paccar Financial Corp., 2.5%, due 08/01/06	4,680,478
10,000,000	Toyota Motor Credit Corp., 3.38%, due 06/05/06	10,004,570
20,000,000	Wells Fargo & Co., 3.45%, due 03/03/06	20,015,525
5,000,000	Wells Fargo & Co., 5.9%, due 05/21/06	5,083,773
	Total Corporate Fixed Income Securities (Cost: $184,960,590)	184,960,590

	Total Fixed Income Securities (Cost: $433,789,464) (99.8%)	433,789,464

Principal Amount	Other Short-Term Investments (Cost: $45,345) (0.0%)
$45,344	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	45,345

	Total Investments (Cost: $433,834,809) (99.8%)	433,834,809
	Excess of Other Assets over Liabilities (0.2%)	787,562
	Net Assets (100.0%)	$434,622,371

Notes to the Schedule of Investments:

*	Zero coupon security. Security was purchased with an average yield of 2.97%.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Automotive	4.3%
Banking	15.9
Banking & Financial Services	21.0
Chemicals	1.7
Commercial Services	0.5
Financial Services	25.2
Insurance	11.2
U.S. Government Securities	20.0
Other Short-Term Investments	0.0 *
Total	99.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying Notes to Schedules of Investments

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2005

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Advertising (0.1% of Net Assets)
$25,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$28,344
5,000	Bear Creek Corp., (144A), 7.873%, due 03/01/12	4,962	*
25,000	Bear Creek Corp., (144A), 9%, due 03/01/13	24,750	*
	Total Advertising	58,056

	Aerospace/Defense (0.6%)
50,000	Goodrich Corp., 7.625%, due 12/15/12	57,681
50,000	Lockheed Martin Corp., 8.5%, due 12/01/29	69,935
50,000	Northrop Grumman Corp., 7.75%, due 02/15/31	65,625
35,000	Sequa Corp., 8.875%, due 04/01/08	37,800
125,000	Textron Financial Corp., 4.6%, due 05/03/10	124,422
	Total Aerospace/Defense	355,463

	Airlines (0.1%)
25,000	CHC Helicopter Corp., (144A), 7.375%, due 05/01/14	25,312	*
10,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	10,500
	Total Airlines	35,812

	Automotive (0.5%)
5,000	ArvinMeritor, Inc., 8.75%, due 03/01/12	5,387	+
125,000	Daimler-Chrysler N.A., 7.2%, due 09/01/09	135,321
15,000	Dura Operating Corp., 8.625%, due 04/15/12	14,325	+
85,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	82,479
10,000	General Motors Acceptance Corp., 8%, due 11/01/31	9,653
30,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	30,600
30,000	Navistar International Corp., 7.5%, due 06/15/11	31,050
	Total Automotive	308,815

	Banking & Financial Services (4.3%)
150,000	Asian Development Bank (Supranational), 6.75%, due 06/11/07	157,024
150,000	Bank of America Corp., 5.875%, due 02/15/09	156,526
125,000	Citigroup, Inc., 4.125%, due 02/22/10	122,693	+

$100,000	Countrywide Home Loans, Inc., 5.625%, due 05/15/07	$101,857
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	122,200
5,000	FelCor Lodging LP, 8.5%, due 06/01/11	5,537
100,000	First Union National Bank, 7.8%, due 08/18/10	113,778
35,000	Forest City Enterprises, Inc., 7.625%, due 06/01/15	37,362
125,000	General Electric Capital Corp., 5.875%, due 02/15/12	132,558
125,000	Goldman Sachs Group, Inc., 6.65%, due 05/15/09	133,583
100,000	Household Finance Corp., 5.75%, due 01/30/07	101,964
175,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	175,335
125,000	International Lease Finance Corp., 5.875%, due 05/01/13	131,156
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	50,973
125,000	JP Morgan Chase & Co., 3.8%, due 10/02/09	121,160
75,000	Korea Development Bank, 5.75%, due 09/10/13	78,523
125,000	Lehman Brothers Holdings, Inc., 3.95%, due 11/10/09	121,370
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	67,653
75,000	PNC Funding Corp., 5.25%, due 11/15/15	76,391
40,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	41,000
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	31,200
125,000	US Bank National Association, 6.3%, due 02/04/14	137,726
125,000	Washington Mutual, Inc., 4.2%, due 01/15/10	122,376
125,000	Wells Fargo & Co., 6.45%, due 02/01/11	135,951
25,000	Western Financial Bank, 9.625%, due 05/15/12	27,562
	Total Banking & Financial Services	2,503,458

	Beverages, Food & Tobacco (0.5%)
32,000	General Mills, Inc., 6%, due 02/15/12	34,250
50,000	Kellogg Co., 7.45%, due 04/01/31	64,262
75,000	Kraft Foods, Inc., 5.25%, due 10/01/13	76,561
50,000	United Agricultural Products, 8.25%, due 12/15/11	52,500
50,000	Viskase Cos., Inc., 11.5%, due 06/15/11	54,000
	Total Beverages, Food & Tobacco	281,573

	Chemicals (0.3%)
$45,000	Nalco Co., 7.75%, due 11/15/11	$47,925
15,000	PQ Corp., (144A), 7.5%, due 02/15/13	14,925	*
25,000	Resolution Performance Products, LLC, 9.5%, due 04/15/10	25,875
20,000	Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14	20,050	*
50,000	Rohm & Haas Co., 7.85%, due 07/15/29	66,472
	Total Chemicals	175,247

	Commercial Services (0.6%)
50,000	Allied Waste North America, 6.375%, due 04/15/11	48,750
50,000	Cendant Corp., 7.375%, due 01/15/13	56,231
26,000	Coinmach Corp., 9%, due 02/01/10	26,845
65,000	H&E Equipment Services, LLC, 11.125%, due 06/15/12	71,825
35,000	NationsRent, Inc., 9.5%, due 10/15/10	38,675
15,000	NDCHealth Corp., 10.5%, due 12/01/12	16,125
25,000	United Rentals North America, Inc., 6.5%, due 02/15/12	24,344
10,000	United Rentals North America, Inc., 7.75%, due 11/15/13	9,750
25,000	Xerox Corp., 7.125%, due 06/15/10	26,375
25,000	Xerox Corp., 9.75%, due 01/15/09	28,125
	Total Commercial Services	347,045

	Communications (0.4%)
55,000	Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12	59,537	*
25,000	DirecTV Holdings, LLC, 8.375%, due 03/15/13	27,687
10,000	L-3 Communications Corp., (144A), 6.375%, due 10/15/15	10,125	*
68,000	PanAmSat Corp., 9%, due 08/15/14	75,140
35,000	PanAmSat Holding Corp., 0% to 11/09/09, 10.375% thereafter, due 11/01/14	25,025
25,000	Zues Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	17,312	*
	Total Communications	214,826

	Computer Services (0.2%)
$50,000	IBM Corp., 6.5%, due 01/15/28	$57,854
20,000	UGS Corp., 10%, due 06/01/12	22,300
25,000	Unisys Corp., 6.875%, due 03/15/10	24,750	+
	Total Computer Services	104,904

	Containers & Packaging (0.3%)
30,000	BWAY Corp., 10%, due 10/15/10	31,912
25,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	27,437
60,000	Pliant Corp., 11.125%, due 09/01/09	58,350
5,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	4,412	* +
40,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	28,800	+
	Total Containers & Packaging	150,911

	Electric Utilities (0.9%)
15,000	AES Corp., 7.75%, due 03/01/14	16,350
75,000	American Electric Power Co., Inc., Series D, 5.25%, due 06/01/15	75,648
85,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	100,300
125,000	FPL Group Capital, Inc., 6.125%, due 05/15/07	128,574
50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	53,873
30,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	32,775
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	14,737
55,000	Reliant Resources, Inc., 9.25%, due 07/15/10	59,950
20,000	Teco Energy, Inc., 7%, due 05/01/12	21,500
20,000	Texas Genco, LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	21,050	*
	Total Electric Utilities	524,757

	Electronics (0.1%)
15,000	Amkor Technology, Inc., 7.75%, due 05/15/13	12,900	+
20,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	21,400
30,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	28,800
	Total Electronics	63,100

	Energy & Oil Services (0.3%)
50,000	El Paso Corp., 7.875%, due 06/15/12	52,375	+
30,000	Forest Oil Corp., 8%, due 12/15/11	33,075
20,000	Hanover Compressor Co., 8.625%, due 12/15/10	21,100
58,000	NRG Energy, Inc., 8%, due 12/15/13	62,060
	Total Energy & Oil Services	168,610

	Entertainment & Leisure (0.8%)
$25,000	Cinemark USA, Inc., 9%, due 02/01/13	$26,250
50,000	Gaylord Entertainment Co., 8%, due 11/15/13	53,312
35,000	Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%, due 10/15/10	35,700
15,000	Mandalay Resort Group, 7.625%, due 07/15/13	15,863
55,000	Mandalay Resort Group, 9.375%, due 02/15/10	61,463	+
50,000	Time Warner, Inc., 7.7%, due 05/01/32	61,827
40,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	40,700
50,000	Walt Disney Co. (The), 6.375%, due 03/01/12	53,939
45,000	Warner Music Group, 7.375%, due 04/15/14	46,350
26,000	WMG Holdings Corp., (144A), 0% to 12/15/09, 9.5% thereafter, due 12/15/14	18,070	*
55,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	53,556
	Total Entertainment & Leisure	467,030

	Financial Services (0.3%)
30,000	CCM Merger, Inc., (144A), 8%, due 08/01/13	30,675	*
125,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	122,699
20,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	20,750	*
	Total Financial Services	174,124

	Food Retailers (0.0%)
25,000	Ahold Finance USA, Inc., 6.25%, due 05/01/09	25,375

	Foods, Hotels & Restaurants (0.3%)
15,000	AmeriQual Group, LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	15,450	*
50,000	Kroger Co., 5.5%, due 02/01/13	50,810
55,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	54,450
50,000	Yum! Brands, Inc., 7.7%, due 07/01/12	57,475
	Total Foods, Hotels & Restaurants	178,185

	Healthcare (0.5%)
35,000	Concentra Operating Corp., 9.125%, due 06/01/12	36,925
15,000	Concentra Operating Corp., 9.5%, due 08/15/10	15,938

$10,000	DaVita, Inc., (144A), 6.625%, due 03/15/13	$10,325	*
10,000	DaVita, Inc., (144A), 7.25%, due 03/15/15	10,325	*
5,000	HCA, Inc., 5.25%, due 11/06/08	4,958
50,000	HCA, Inc., 6.375%, due 01/15/15	51,097
25,000	Psychiatric Solutions, Inc., (144A), 7.75%, due 07/15/15	25,406	*
35,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	37,450
15,000	US Oncology, Inc., 9%, due 08/15/12	16,463
55,000	US Oncology, Inc., 10.75%, due 08/15/14	61,738
	Total Healthcare	270,625

	Home Construction, Furnishings & Appliances (0.2%)
20,000	Interactive Health, LLC, (144A), 7.25%, due 04/01/11	17,400	*
75,000	Pulte Homes, Inc., 5.2%, due 02/15/15	73,205
40,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	44,200
	Total Home Construction, Furnishings & Appliances	134,805

	Household Products (0.1%)
50,000	Procter & Gamble Co., 6.875%, due 09/15/09	54,443

	Insurance (0.5%)
75,000	Allstate Corp., 5%, due 08/15/14	75,345
50,000	MetLife, Inc., 6.125%, due 12/01/11	53,327
100,000	Prudential Financial, Inc., 5.1%, due 09/20/14	100,603
75,000	UnitedHealth Group, Inc., 5%, due 08/15/14	75,617
	Total Insurance	304,892

	Machinery (0.1%)
30,000	Case New Holland, Inc., 9.25%, due 08/01/11	32,700
15,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	15,675	*
	Total Machinery	48,375

	Media - Broadcasting & Publishing (1.3%)
20,000	American Media Operation, Inc., 8.875%, due 01/15/11	19,150
25,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	25,313	*

$25,000	Charter Communications Holdings, LLC, 10%, due 05/15/11	$19,375	+
50,000	Comcast Cable Communications Corp., 6.75%, due 01/30/11	54,333
100,000	Cox Communications, Inc., 7.125%, due 10/01/12	110,523
75,000	CSC Holdings, Inc., 8.125%, due 08/15/09	77,250
10,000	Dex Media West, LLC, 8.5%, due 08/15/10	10,900
25,000	Insight Communications Company, Inc., 0% to 02/15/06, 12.25% thereafter, due 02/15/11	25,500
70,000	LBI Media, Inc., 10.125%, due 07/15/12	77,000
50,000	Mastec, Inc., 7.75%, due 02/01/08	49,500	+
5,000	Mediacom Broadband, LLC, 11%, due 07/15/13	5,463
85,000	Mediacom, LLC, 9.5%, due 01/15/13	87,231	+
50,000	News America, Inc., 6.55%, due 03/15/33	53,505
25,000	Primedia, Inc., 8%, due 05/15/13	25,438
40,000	Primedia, Inc., 8.875%, due 05/15/11	42,000
35,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	35,963
35,000	Rogers Cable, Inc., 6.75%, due 03/15/15	36,225
25,000	Vertis, Inc., 10.875%, due 06/15/09	24,250	+
	Total Media - Broadcasting & Publishing	778,919

	Metals (0.5%)
25,000	AK Steel Corp., 7.75%, due 06/15/12	23,250	+
15,000	AK Steel Corp., 7.875%, due 02/15/09	14,588
75,000	Alcan, Inc., 5.2%, due 01/15/14	75,836
125,000	Alcoa, Inc., 4.25%, due 08/15/07	124,698
10,000	Chaparral Steel Co., (144A), 10%, due 07/15/13	10,475	*
35,000	General Cable Corp., 9.5%, due 11/15/10	37,363
10,000	Texas Industries, Inc., (144A), 7.25%, due 07/15/13	10,550	*
25,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	23,000	+
	Total Metals	319,760

	Oil & Gas (0.8%)
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	5,138
25,000	Clayton Williams Energy, Inc., (144A), 7.75%, due 08/01/13	24,938	*
75,000	ConocoPhillips Co., 5.9%, due 10/15/32	82,181
25,000	Dynegy Holdings, Inc., (144A), 9.875%, due 07/15/10	27,625	*

$25,000	El Paso Production Holding Co., 7.75%, due 06/01/13	$26,563
45,000	Exco Resources, Inc., 7.25%, due 01/15/11	46,350
75,000	Kinder Morgan, Inc., 6.5%, due 09/01/12	81,466
50,000	Occidental Petroleum Corp., 8.45%, due 02/15/29	70,305
50,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	58,400
25,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	26,625
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,719
25,000	Williams Companies, Inc., 7.875%, due 09/01/21	28,875
	Total Oil & Gas	484,185

	Paper & Forest Products (0.3%)
50,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	51,000
20,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	19,950
45,000	Georgia-Pacific Corp., 8.125%, due 05/15/11	50,625
30,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	29,775
25,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	25,063	+
20,000	Tembec Industries, Inc., 8.625%, due 06/30/09	17,000	+
	Total Paper & Forest Products	193,413

	Pharmaceuticals (0.3%)
100,000	Merck & Co., Inc., 4.75%, due 03/01/15	98,440
5,000	Mylan Laboratories, Inc., (144A), 5.75%, due 08/15/10	5,013	*
15,000	Mylan Laboratories, Inc., (144A), 6.375%, due 08/15/15	15,075	*
75,000	Wyeth, 5.5%, due 02/01/14	77,433	+
	Total Pharmaceuticals	195,961

	Real Estate (0.3%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	36,750
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., (144A), 7.125%, due 02/15/13	10,000	*
50,000	EOP Operating, LP, 5.875%, due 01/15/13	52,105
55,000	Host Marriott, LP (REIT), 6.375%, due 03/15/15	54,588
	Total Real Estate	153,443

	Restaurants (0.1%)
$45,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	$47,250	+

	Retail (0.5%)
50,000	Federated Department Stores, Inc., 6.625%, due 09/01/08	52,741
40,000	Jean Coutu Group, Inc., 8.5%, due 08/01/14	39,700	+
100,000	Limited Brands, Inc., 6.125%, due 12/01/12	102,652
25,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	26,438	+
45,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	45,450
20,000	Rite Aid Corp., 9.5%, due 02/15/11	21,475
	Total Retail	288,456

	Telecommunications (0.6%)
25,000	American Cellular Corp., Series B, 10%, due 08/01/11	26,125
50,000	France Telecom S.A. (France), 8%, due 03/01/11	56,815
65,000	Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13	67,925	*
35,000	MCI, Inc., 7.735%, due 05/01/14	39,375
50,000	Nextel Communications, Inc., 7.375%, due 08/01/15	53,875
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	27,000
25,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	29,563	+
20,000	Rural Cellular Corp., 8.25%, due 03/15/12	21,200
	Total Telecommunications	321,878

	Telephone Communications, exc. Radio (0.9%)
50,000	BellSouth Corp., 6%, due 10/15/11	53,219
25,000	Citizens Communications Co., 6.25%, due 01/15/13	24,250
25,000	Citizens Communications Co., 9%, due 08/15/31	26,125
75,000	Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10	85,406
15,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	16,200	* +
20,000	Qwest Communications International, 7.5%, due 02/15/14	19,200

$75,000	Qwest Corp., 8.875%, due 03/15/12	$81,938
100,000	Sprint Capital Corp., 8.75%, due 03/15/32	137,244
75,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	95,404
	Total Telephone Communications, exc. Radio	538,986

	Transportation (0.2%)
50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	54,324
50,000	Union Pacific Corp., 6.625%, due 02/01/29	56,827
	Total Transportation	111,151

	Utilities (0.4%)
35,000	Calpine Corp., (144A), 8.5%, due 07/15/10	26,775	* +
20,000	Calpine Corp., (144A), 9.875%, due 12/01/11	15,550	*
125,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	129,968
50,000	Duke Capital, LLC, 6.25%, due 02/15/13	53,282
	Total Utilities	225,575
	Total Corporate Bonds (Cost: $10,460,194) (18.2%)	10,609,408

	Collateralized Mortgage Obligations (19.9%)
759,779	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	764,039
688,735	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	691,029
146,551	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	146,691
1,234,517	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,303,642
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	946,245
1,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	974,534
2,000,000	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,968,612
754,591	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	741,817
1,846,649	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,793,558
711,878	Federal Home Loan Mortgage Corp. (2897-SD), 7.432%, due 10/15/31 (I/F)(TAC)	675,911

	$990,947	Federal National Mortgage Association (01-14-SH), 17.85%, due 03/25/30 (I/F)	$1,016,839
	664,946	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	627,054
		Total Collateralized Mortgage Obligations (Cost: $11,690,294)	11,649,971

		Foreign Government Bonds & Notes (5.4%)
AUD	70,000	Commonwealth of Australia, 7%, due 12/01/10	57,135
EUR	490,000	Federal Republic of Germany, 5.25%, due 01/04/08	635,510
CAD	45,000	Government of Canada, 5.5%, due 06/01/10	40,005
EUR	6,000	Government of France, 5.25%, due 04/25/08	7,841
EUR	230,000	Government of Portugal, 5.375%, due 06/23/08	302,215
EUR	285,000	Government of Spain, 5.15%, due 07/30/09	379,761
EUR	125,000	Hellenic Republic (Greece), 6%, due 02/19/06	154,933
EUR	15,000	Hypothekenbank in Essen AG (Germany), 4.25%, due 07/06/09	19,311
EUR	69,000	Hypothekenbank in Essen AG (Germany), (144A), 4.25%, due 07/06/09	88,577	*
EUR	105,000	Kingdom of Belgium, 6.25%, due 03/28/07	135,828
NOK	1,690,000	Kingdom of Norway, 5.5%, due 05/15/09	284,954
SEK	190,000	Kingdom of Sweden, 5%, due 01/28/09	26,660
	50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	51,711
	50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	67,525
EUR	165,000	Republic of Ireland, 4%, due 04/18/10	212,175
	125,000	Republic of Italy, 3.25%, due 05/15/09	120,300
ILS	608,481	State of Israel, 6%, due 01/31/10	141,719
GBP	230,000	United Kingdom, 4.75%, due 09/07/15	419,718
		Total Foreign Government Bonds & Notes (Cost: $2,633,847)	3,145,878

		U.S. Government Agency Obligations (19.7%)
	1,200,000	Federal Home Loan Mortgage Corp., 5.625%, due 03/15/11	1,269,506
	513,412	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	514,910
	258,314	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	259,068
	552,738	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	560,453

$1,200,000	Federal National Mortgage Association, 4.25%, due 05/15/09	$1,195,393
511,426	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	517,925
1,023,189	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	1,044,079
1,645,150	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	1,590,655
548,973	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	567,787
1,726,511	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,669,320
838,187	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	825,354
661,434	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	664,465
837,275	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	817,041
	Total U.S. Government Agency Obligations (Cost: $11,498,524)	11,495,956

	U.S. Treasury Bonds (8.0%)
950,000	U.S. Treasury Bond, 6.125%, due 11/15/27	1,158,406
550,000	U.S. Treasury Bond, 6.125%, due 08/15/29	677,445
450,000	U.S. Treasury Bond, 7.125%, due 02/15/23	589,148
850,000	U.S. Treasury Bond, 11.25%, due 02/15/15	1,308,602
750,000	U.S. Treasury Bond, 12%, due 08/15/13	918,867
	Total U.S. Treasury Bonds (Cost: $4,669,602)	4,652,468

	U.S. Treasury Notes (16.1%)
400,000	U.S. Treasury Note, 1.875%, due 11/30/05	397,875
700,000	U.S. Treasury Note, 2.25%, due 04/30/06	691,906
1,300,000	U.S. Treasury Note, 3.5%, due 11/15/06	1,292,891	+
2,400,000	U.S. Treasury Note, 3.75%, due 03/31/07	2,390,250
650,000	U.S. Treasury Note, 4%, due 03/15/10	645,938
1,550,000	U.S. Treasury Note, 4.375%, due 05/15/07	1,560,414
2,350,000	U.S. Treasury Note, 4.75%, due 05/15/14	2,432,984
	Total U.S. Treasury Notes (Cost: $9,533,155)	9,412,258
	Total Fixed Income Securities (Cost: $50,485,616) (87.3%)	50,965,939

Number of Shares or Warrants	Equity Securities
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	$281	**
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,610	** +
50	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* **
67	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $0) (0.0%)	3,891

Principal Amount	Short-Term Investments
$17,705	ABN Amro Bank NV, 3.25%, due 08/05/05	17,705	***
44,263	American Beacon Money Market Fund, 3.238%, due 08/01/05	44,263	***
2,656	Bank of America, 3.27%, due 08/30/05	2,656	***
66,645	Bank of America, 3.45%, due 09/16/05	66,645	***
48,956	Bank of Montreal, 3.27%, due 08/09/05	48,956	***
20,031	Bank of Nova Scotia, 3.3%, due 08/10/05	20,031	***
37,535	Bank of Nova Scotia, 3.32%, due 08/15/05	37,535	***
68,359	Bank of Nova Scotia, 3.43%, due 08/30/05	68,359	***
35,410	Barclays Bank PLC, 3.354%, due 01/17/06	35,410	***
26,558	Barclays Bank PLC, 3.42%, due 09/12/05	26,558	***
17,705	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	17,705	***
102,625	BNP Paribas, 3.25%, due 08/02/05	102,625	***
89,411	Calyon, 3.25%, due 08/02/05	89,411	***
44,263	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	44,263	***
44,572	Compass Securitization LLC, 3.42%, due 08/22/05	44,572	***
8,853	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	8,853	***
17,705	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	17,705	***
8,853	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	8,853	***
55,470	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	55,470	***
8,853	First Tennessee National Corp., 3.22%, due 08/09/05	8,853	***

$29,389	Fortis Bank, 3.25%, due 08/04/05	$29,389	***
49,236	Fortis Bank, 3.28%, due 08/08/05	49,236	***
44,263	Fortis Bank, 3.46%, due 09/15/05	44,263	***
50,327	General Electric Capital Corp., 3.475%, due 09/12/05	50,327	***
89,388	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	89,388	***
10,886	Greyhawk Funding, 3.314%, due 08/09/05	10,886	***
8,512	Halifax Bank of Scotland, 3.15%, due 08/08/05	8,512	***
44,263	Harris Trust & Savings Bank, 3.295%, due 11/04/05	44,263	***
17,705	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	17,705	***
3,024,627	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	3,024,627
28,487	Lexington Parker Capital, 3.43%, due 08/25/05	28,487	***
31,958	Lexington Parker Capital, 3.484%, due 09/06/05	31,958	***
177,051	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	177,051	***
14,164	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	14,164	***
86,755	National Australia Bank, 3.28%, due 08/08/05	86,755	***
21,246	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	21,246	***
17,705	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	17,705	***
41,674	Paradigm Funding LLC, 3.461%, due 08/29/05	41,674	***
35,410	Park Avenue Receivables Corp., 3.43%, due 08/26/05	35,410	***
47,072	Prefco, 3.441%, due 08/29/05	47,072	***
35,410	Rabobank Nederland, 3.43%, due 09/15/05	35,410	***
17,705	Regions Bank, 3.29%, due 08/10/05	17,705	***
110,656	Royal Bank of Canada, 3.25%, due 08/03/05	110,656	***
35,410	Royal Bank of Scotland, 3.24%, due 08/08/05	35,410	***
35,410	Royal Bank of Scotland, 3.25%, due 08/09/05	35,410	***
35,410	Royal Bank of Scotland, 3.31%, due 08/09/05	35,410	***
35,410	Sheffiled Receivables Corp., 3.283%, due 08/05/05	35,410	***
8,853	The Bank of the West, 3.47%, due 09/20/05	8,853	***
26,558	Toronto Dominion Bank, 3.25%, due 08/02/05	26,558	***
24,787	UBS AG, 3.25%, due 08/09/05	24,787	***
26,558	UBS AG, 3.365%, due 08/22/05	26,558	***
15,935	Wells Fargo & Co., 3.26%, due 08/03/05	15,935	***

$88,525	Wells Fargo & Co., 3.27%, due 08/01/05	$88,525	***
33,640	Wells Fargo & Co., 3.45%, due 09/16/05	33,640	***
	Total Short-Term Investments (Cost: $5,166,813) (8.8%)	5,166,813

	Total Investments (Cost: $55,652,429) (96.1%)	56,136,643
	Excess of Other Assets over Liabilities (3.9%)	2,266,183
	Net Assets (100.0%)	$58,402,826

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
NOK	-	Norwegian Krone.
SEK	-	Swedish Krona.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.
REIT	-	Real Estate Investment Trust.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to $710,527 or 1.22% of net assets. These securities are determined to be liquid by the Fund’s board of directors.

**		Non-income producing.
***		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Airlines	0.1
Automotive	0.5
Banking & Financial Services	6.8
Beverages, Food & Tobacco	0.5
Chemicals	0.3
Commercial Services	0.6
Communications	0.4
Computer Services	0.2
Containers & Packaging	0.3
Electric Utilities	0.9
Electronics	0.1
Energy & Oil Services	0.3
Entertainment & Leisure	0.8
Financial Services	0.3
Food Retailers	0.0 *
Foods, Hotels & Restaurants	0.3
Healthcare	0.5
Home Construction, Furnishings & Appliances	0.2
Household Products	0.1
Insurance	0.5
Machinery	0.1
Media - Broadcasting & Publishing	1.3
Metals	0.5
Oil & Gas	0.8
Paper & Forest Products	0.3
Pharmaceuticals	0.3
Real Estate	0.3
Restaurants	0.1
Retail	0.5
Telecommunications	0.6
Telephone Communications, exc. Radio	0.9
Transportation	0.2
Utilities	0.4
U.S. Government Securities	66.6
Short-Term Investments	8.8
Total	96.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying Notes to Schedules of Investments

TCW Galileo High Yield Bond Fund

Schedule of Investments (Unaudited)		July 31, 2005

Principal
Amount	Fixed Income Securities	Value
	Corporate Bonds (97.7%)
	Advertising (1.4% of Net Assets)
$1,600,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$1,814,000
1,375,000	Bear Creek Corp., (144A), 9%, due 03/01/13	1,361,250	*
	Total Advertising	3,175,250

	Aerospace/Defense (0.5%)
1,000,000	Sequa Corp., 8.875%, due 04/01/08	1,080,000

	Airlines (0.4%)
1,000,000	CHC Helicopter Corp., (144A), 7.375%, due 05/01/14	1,012,500	*

	Automotive (3.5%)
550,000	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	484,000
1,075,000	Dura Operating Corp., 8.625%, due 04/15/12	1,026,625	+
500,000	General Motors Acceptance Corp., 6.125%, due 08/28/07	499,856
3,375,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	3,274,883
275,000	General Motors Acceptance Corp., 8%, due 11/01/31	265,462
475,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	484,500
1,925,000	Navistar International Corp., (144A), 6.25%, due 03/01/12	1,886,500	*
	Total Automotive	7,921,826

	Banking & Financial Services (1.9%)
1,000,000	FelCor Lodging LP, 8.5%, due 06/01/11	1,107,500
1,700,000	Meristar Hospitality Corp., 9.125%, due 01/15/11	1,802,000
1,275,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	1,306,875
	Total Banking & Financial Services	4,216,375

	Beverages, Food & Tobacco (1.9%)
900,000	Dole Foods Co., Inc., 8.875%, due 03/15/11	965,250
1,650,000	United Agricultural Products, 8.25%, due 12/15/11	1,732,500

$1,500,000	Viskase Cos., Inc., 11.5%, due 06/15/11	$1,620,000
	Total Beverages, Food & Tobacco	4,317,750

	Chemicals (3.2%)
1,400,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	1,596,000
1,450,000	PQ Corp., (144A), 7.5%, due 02/15/13	1,442,750	*
1,300,000	Resolution Performance Products, LLC, 9.5%, due 04/15/10	1,345,500
1,225,000	Rhodia S.A. (France), 8.875%, due 06/01/11	1,194,375	+
1,675,000	Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14	1,679,187	*
	Total Chemicals	7,257,812

	Commercial Services (5.5%)
2,800,000	Allied Waste North America, 7.875%, due 04/15/13	2,905,000
681,000	Coinmach Corp., 9%, due 02/01/10	703,132
1,650,000	H&E Equipment Services, LLC, 11.125%, due 06/15/12	1,823,250
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	#
2,000,000	NationsRent, Inc., 9.5%, due 10/15/10	2,210,000
700,000	NDCHealth Corp., 10.5%, due 12/01/12	752,500
1,925,000	United Rentals North America, Inc., 7.75%, due 11/15/13	1,876,875	+
75,000	Xerox Corp., 7.625%, due 06/15/13	80,250
1,975,000	Xerox Corp., 9.75%, due 01/15/09	2,221,875
	Total Commercial Services	12,572,882

	Communications (3.3%)
2,050,000	Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12	2,219,125	*
1,133,000	DirecTV Holdings, LLC, 8.375%, due 03/15/13	1,254,797
525,000	L-3 Communications Corp., (144A), 6.375%, due 10/15/15	531,562	*
2,287,000	PanAmSat Corp., 9%, due 08/15/14	2,527,135
200,000	PanAmSat Holding Corp., 0% to 11/01/09, 10.375% thereafter, due 11/01/14	143,000
1,050,000	Zeus Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	727,125	*
	Total Communications	7,402,744

	Computer Services (1.3%)
$825,000	UGS Corp., 10%, due 06/01/12	$919,875
2,000,000	Unisys Corp., 6.875%, due 03/15/10	1,980,000	+
	Total Computer Services	2,899,875

	Construction (1.6%)
1,025,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,153,125
2,350,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	2,496,875	+
	Total Construction	3,650,000

	Containers & Packaging (3.3%)
2,000,000	BWAY Corp., 10%, due 10/15/10	2,127,500
1,950,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	2,140,125
2,025,000	Pliant Corp., 11.125%, due 09/01/09	1,969,312	+
475,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	419,187	* +
1,175,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	846,000	+
	Total Containers & Packaging	7,502,124

	Electric Utilities (9.0%)
3,000,000	AES Corp., 9.5%, due 06/01/09	3,337,500
2,975,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	3,339,437	* +
1,975,000	CMS Energy Corp., 6.3%, due 02/01/12	2,004,625	+
2,450,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	2,891,000
200,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	218,500
2,175,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	2,446,875
1,800,000	Reliant Energy, Inc., 6.75%, due 12/15/14	1,768,500
1,375,000	Reliant Resources, Inc., 9.25%, due 07/15/10	1,498,750
1,225,000	Teco Energy, Inc., 7%, due 05/01/12	1,316,875
1,675,000	Texas Genco, LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	1,762,937	*
	Total Electric Utilities	20,584,999

	Electrical Equipment (0.3%)
600,000	UCAR Finance, Inc., 10.25%, due 02/15/12	644,250

	Electronics (1.4%)
50,000	Amkor Technology, Inc., 7.75%, due 05/15/13	43,000	+

$1,100,000	Amkor Technology, Inc., 9.25%, due 02/15/08	$1,039,500	+
625,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	668,750
1,450,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	1,392,000
	Total Electronics	3,143,250

	Energy & Oil Services (5.1%)
2,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,343,000
4,650,000	El Paso Corp., 7.875%, due 06/15/12	4,870,875	+
655,000	Hanover Compressor Co., 9%, due 06/01/14	712,312
3,333,000	NRG Energy, Inc., 8%, due 12/15/13	3,566,310
	Total Energy & Oil Services	11,492,497

	Entertainment & Leisure (6.2%)
975,000	Aztar Corp., 7.875%, due 06/15/14	1,040,812	+
170,467	Eldorado Casino Shreveport, 10%, due 08/01/12	170,467	**
2,100,000	Gaylord Entertainment Co., 8%, due 11/15/13	2,239,125
2,200,000	Majestic Star Casino, LLC/Majestic Star Casino Capital, 9.5%, due 10/15/10	2,244,000
2,435,000	Mandalay Resort Group, 9.375%, due 02/15/10	2,721,112	+
2,225,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	2,263,937
1,000,000	Warner Music Group, 7.375%, due 04/15/14	1,030,000
256,000	WMG Holdings Corp., (144A), 0% to 12/15/09, 9.5% thereafter, due 12/15/14	177,920	*
2,175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	2,117,906
	Total Entertainment & Leisure	14,005,279

	Financial Services (2.7%)
1,200,000	CCM Merger, Inc., (144A), 8%, due 08/01/13	1,227,000	*
873,000	Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 9.625%, due 06/15/14	990,855
3,000,000	Dow Jones CDX HY, Series 4-T3, (144A), 8%, due 06/29/10	3,048,750	* ^ +
950,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	985,625	*
	Total Financial Services	6,252,230

	Food Retailers (0.4%)
1,000,000	Stater Brothers Holdings, 6.91%, due 06/15/10	1,002,500

	Foods, Hotels & Restaurants (0.5%)
$200,000	AmeriQual Group, LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	$206,000	*
975,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	965,250
	Total Foods, Hotels & Restaurants	1,171,250

	Healthcare (4.5%)
200,000	Concentra Operating Corp., 9.125%, due 06/01/12	211,000
1,350,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,434,375
450,000	DaVita, Inc., (144A), 6.625%, due 03/15/13	464,625	*
525,000	DaVita, Inc., (144A), 7.25%, due 03/15/15	542,062	*
50,000	HCA, Inc., 5.25%, due 11/06/08	49,584
950,000	HCA, Inc., 6.375%, due 01/15/15	970,842
1,425,000	HCA, Inc., 8.75%, due 09/01/10	1,601,654
1,000,000	Psychiatric Solutions, Inc., (144A), 7.75%, due 07/15/15	1,016,250	*
175,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	172,375
500,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	535,000
800,000	Tenet Healthcare Corp., (144A), 9.25%, due 02/01/15	832,000	*
375,000	US Oncology, Inc., 9%, due 08/15/12	411,562
1,725,000	US Oncology, Inc., 10.75%, due 08/15/14	1,936,313
	Total Healthcare	10,177,642

	Home Construction, Furnishings & Appliances (1.8%)
525,000	D.R. Horton, Inc., 9.75%, due 09/15/10	614,250
1,250,000	Interactive Health, LLC, (144A), 7.25%, due 04/01/11	1,087,500	*
2,225,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	2,458,625
	Total Home Construction, Furnishings & Appliances	4,160,375

	Insurance (0.8%)
275,000	Coventry Health Care, Inc., 5.875%, due 01/15/12	279,813
1,450,000	Leucadia National Corp., 7%, due 08/15/13	1,462,688
	Total Insurance	1,742,501

	Machinery (1.4%)
1,625,000	Case New Holland, Inc., 9.25%, due 08/01/11	1,771,250

$1,400,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	$1,463,000	*
	Total Machinery	3,234,250

	Media - Broadcasting & Publishing (9.6%)
2,175,000	American Media Operation, Inc., 8.875%, due 01/15/11	2,082,563
225,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	227,813	*
3,125,000	Charter Communications Holdings, LLC, 10.25%, due 09/15/10	3,234,375
1,075,000	Charter Communications Holdings, LLC, 11.125%, due 01/15/11	860,000
2,175,000	CSC Holdings, Inc., 7.625%, due 04/01/11	2,191,313
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	125,000
25,000	CSC Holdings, Inc., 8.125%, due 07/15/09	25,750
250,000	Dex Media West, LLC, 8.5%, due 08/15/10	272,500
1,000,000	Echostar DBS Corp., 5.75%, due 10/01/08	992,500
425,000	Emmis Communications Corp., (144A), 9.314%, due 06/15/12	430,313	*
425,000	Insight Communications Company, Inc., 0% to 02/15/06, 12.25% thereafter, due 02/15/11	433,500	+
1,300,000	Mastec, Inc., 7.75%, due 02/01/08	1,287,000	+
1,575,000	Mediacom Broadband, LLC, 11%, due 07/15/13	1,720,688
1,900,000	Mediacom, LLC, 9.5%, due 01/15/13	1,949,875	+
450,000	Primedia, Inc., 8%, due 05/15/13	457,875
1,900,000	Primedia, Inc., 8.875%, due 05/15/11	1,995,000
1,475,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	1,515,563
1,000,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,035,000
1,000,000	Vertis, Inc., 10.875%, due 06/15/09	970,000	+
	Total Media - Broadcasting & Publishing	21,806,628

	Metals (2.6%)
1,475,000	AK Steel Corp., 7.75%, due 06/15/12	1,371,750	+
300,000	AK Steel Corp., 7.875%, due 02/15/09	291,750
575,000	Chaparral Steel Co., (144A), 10%, due 07/15/13	602,313	*
1,600,000	General Cable Corp., 9.5%, due 11/15/10	1,708,000
325,000	Texas Industries, Inc., (144A), 7.25%, due 07/15/13	342,875	*
442,000	U.S. Steel Corp., 9.75%, due 05/15/10	483,990
1,225,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	1,127,000	+
	Total Metals	5,927,678

	Oil & Gas (2.4%)
$550,000	Clayton Williams Energy, Inc., (144A), 7.75%, due 08/01/13	$548,625	*
750,000	Dynegy Holdings, Inc., (144A), 9.875%, due 07/15/10	828,750	*
1,095,000	Exco Resources, Inc., 7.25%, due 01/15/11	1,127,850
200,000	Kerr-McGee Corp., 6.875%, due 09/15/11	213,720
1,600,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	1,704,000
925,000	Williams Companies, Inc., 8.125%, due 03/15/12	1,068,375
	Total Oil & Gas	5,491,320

	Paper & Forest Products (4.0%)
2,325,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	2,371,500
250,000	Abitibi-Consolidated, Inc., 8.85%, due 08/01/30	243,750
1,025,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,064,719
1,575,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,890,000
1,675,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	1,662,438
950,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	952,375	+
1,200,000	Tembec Industries, Inc., 8.5%, due 02/01/11	951,000
	Total Paper & Forest Products	9,135,782

	Pharmaceuticals (0.4%)
250,000	Mylan Laboratories, Inc., (144A), 5.75%, due 08/15/10	250,625	*
700,000	Mylan Laboratories, Inc., (144A), 6.375%, due 08/15/15	703,500	*
	Total Pharmaceuticals	954,125

	Real Estate (1.7%)
2,375,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	2,493,750
300,000	American Real Estate Partners, LP/American Real Estate Finance Corp., (144A), 7.125%, due 02/15/13	300,000	*
1,100,000	Host Marriott, LP (REIT), 6.375%, due 03/15/15	1,091,750
	Total Real Estate	3,885,500

	Restaurants (0.6%)
$1,250,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	$1,312,500	+

	Retail (3.4%)
200,000	J.C. Penney Co., Inc., 8%, due 03/01/10	220,750
1,240,000	J.C. Penney Co., Inc., 9%, due 08/01/12	1,478,700
1,400,000	Jean Coutu Group, Inc., 8.5%, due 08/01/14	1,389,500	+
1,850,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	1,956,375	+
225,000	Petro Stopping Centers, LP / Petro Financial Corp., (144A), 9%, due 02/15/12	227,250	*
1,325,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	1,338,250
1,000,000	Rite Aid Corp., 8.125%, due 05/01/10	1,031,250
	Total Retail	7,642,075

	Telecommunications (4.9%)
1,425,000	American Cellular Corp., Series B, 10%, due 08/01/11	1,489,125
1,000,000	Insight Midwest, LP, 9.75%, due 10/01/09	1,036,250
1,925,000	Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13	2,011,625	*
250,000	Intelsat, Ltd. (Bermuda), (144A), 8.695%, due 01/15/12	255,000	*
1,025,000	MCI, Inc., 7.735%, due 05/01/14	1,153,125
1,725,000	Nextel Communications, Inc., 7.375%, due 08/01/15	1,858,688
275,000	Rogers Wireless Communications, Inc., 7.25%, due 12/15/12	297,000
1,000,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	1,080,000	+
1,300,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,537,250
475,000	Rural Cellular Corp., 8.25%, due 03/15/12	503,500
	Total Telecommunications	11,221,563

	Telephone Communications, exc. Radio (5.1%)
4,350,000	AT&T Corp., 7.3%, due 11/15/11	4,953,434
650,000	Citizens Communications Co., 6.25%, due 01/15/13	630,500
300,000	Citizens Communications Co., 9%, due 08/15/31	313,500
950,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	1,026,000	* +

$4,175,000	Qwest Corp., 8.875%, due 03/15/12	$4,561,188
200,000	Qwest Corp., (144A), 7.625%, due 06/15/15	206,000	*
	Total Telephone Communications, exc. Radio	11,690,622

	Utilities (1.1%)
3,400,000	Calpine Corp., (144A), 8.5%, due 07/15/10	2,601,000	* +
	Total Corporate Bonds (Cost: $219,354,399)	222,288,954
	Total Fixed Income Securities (Cost: $219,354,399) (97.7%)	222,288,954

Number of
Shares or
Warrants	Equity Securities
2,047	Forman Petroleum Corp., Warrants, expire 01/14/07 (Energy & Oil Services)	—	***
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* ***
15,167	Huntsman Corp., Common Stock (Chemicals)	353,239	***
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* ***
1,151	Shreveport Gaming Holdings, Inc., Common Stock (Financial Services)	24,275	**
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	3,844	***
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	108,751	*** +
1,500	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* ***
1,454	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* ***
	Total Equity Securities (Cost: $134,195) (0.2%)	490,109

Principal
Amount	Short-Term Investments
$318,580	ABN Amro Bank NV, 3.25%, due 08/05/05	318,580	****
796,451	American Beacon Money Market Fund, 3.238%, due 08/01/05	796,451	****
47,787	Bank of America, 3.27%, due 08/30/05	47,787	****
1,199,198	Bank of America, 3.45%, due 09/16/05	1,199,198	****
880,897	Bank of Montreal, 3.27%, due 08/09/05	880,897	****
360,440	Bank of Nova Scotia, 3.3%, due 08/10/05	360,440	****
675,390	Bank of Nova Scotia, 3.32%, due 08/15/05	675,390	****

$1,230,004	Bank of Nova Scotia, 3.43%, due 08/30/05	$1,230,004	****
637,161	Barclays Bank PLC, 3.354%, due 01/17/06	637,161	****
477,870	Barclays Bank PLC, 3.42%, due 09/12/05	477,870	****
318,580	Bear Stearns Companies, Inc., 3.447%, due 09/08/05	318,580	****
1,846,602	BNP Paribas, 3.25%, due 08/02/05	1,846,602	****
1,608,830	Calyon, 3.25%, due 08/02/05	1,608,830	****
796,451	Canadian Imperial Bank of Commerce, 3.365%, due 05/18/06	796,451	****
802,025	Compass Securitization LLC, 3.42%, due 08/22/05	802,025	****
159,290	Credit Suisse First Boston Corp., 3.32%, due 09/09/05	159,290	****
318,580	Credit Suisse First Boston Corp., 3.375%, due 08/22/05	318,580	****
159,290	Credit Suisse First Boston Corp., 3.395%, due 03/10/06	159,290	****
998,114	Falcon Asset Securitization Corp., 3.281%, due 08/01/05	998,114	****
159,290	First Tennessee National Corp., 3.22%, due 08/09/05	159,290	****
528,824	Fortis Bank, 3.25%, due 08/04/05	528,824	****
885,947	Fortis Bank, 3.28%, due 08/08/05	885,947	****
796,451	Fortis Bank, 3.46%, due 09/15/05	796,451	****
905,578	General Electric Capital Corp., 3.475%, due 09/12/05	905,578	****
1,608,428	Goldman Sachs Group, Inc., 3.4%, due 08/05/05	1,608,428	****
195,888	Greyhawk Funding, 3.314%, due 08/09/05	195,888	****
153,159	Halifax Bank of Scotland, 3.15%, due 08/08/05	153,159	****
796,451	Harris Trust & Savings Bank, 3.295%, due 11/04/05	796,451	****
318,580	HSBC Banking/Holdings PLC, 3.25%, due 08/05/05	318,580	****
3,057,411	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	3,057,411
512,591	Lexington Parker Capital, 3.43%, due 08/25/05	512,591	****
575,052	Lexington Parker Capital, 3.484%, due 09/06/05	575,052	****
3,185,803	Merrill Lynch Premier Institutional Fund, 3.303%, due 08/01/05	3,185,803	****
254,864	Merrimac Cash Fund-Premium Class, 3.131%, due 08/01/05	254,864	****
1,561,043	National Australia Bank, 3.28%, due 08/08/05	1,561,043	****
382,296	Nordea Bank Finland PLC (NY Branch), 3.165%, due 08/09/05	382,296	****

$318,580	Nordea Bank Finland PLC (NY Branch), 3.24%, due 08/03/05	$318,580	****
749,861	Paradigm Funding LLC, 3.461%, due 08/29/05	749,861	****
637,161	Park Avenue Receivables Corp., 3.43%, due 08/26/05	637,161	****
847,002	Prefco, 3.441%, due 08/29/05	847,002	****
637,161	Rabobank Nederland, 3.43%, due 09/15/05	637,161	****
318,580	Regions Bank, 3.29%, due 08/10/05	318,580	****
1,991,127	Royal Bank of Canada, 3.25%, due 08/03/05	1,991,127	****
637,161	Royal Bank of Scotland, 3.24%, due 08/08/05	637,161	****
637,161	Royal Bank of Scotland, 3.25%, due 08/09/05	637,161	****
637,161	Royal Bank of Scotland, 3.31%, due 08/09/05	637,161	****
637,161	Sheffiled Receivables Corp., 3.283%, due 08/05/05	637,161	****
159,290	The Bank of the West, 3.47%, due 09/20/05	159,290	****
477,870	Toronto Dominion Bank, 3.25%, due 08/02/05	477,870	****
446,012	UBS AG, 3.25%, due 08/09/05	446,012	****
477,870	UBS AG, 3.365%, due 08/22/05	477,870	****
286,722	Wells Fargo & Co., 3.26%, due 08/03/05	286,722	****
1,592,902	Wells Fargo & Co., 3.27%, due 08/01/05	1,592,902	****
605,304	Wells Fargo & Co., 3.45%, due 09/16/05	605,304	****
	Total Short-Term Investments (Cost: $41,603,282) (18.3%)	41,603,282

	Total Investments (Cost: $261,091,876) (116.2%)	264,382,345
	Liabilities in Excess of Other Assets (-16.2%)	(36,872,934)
	Net Assets (100.0%)	$227,509,411

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the value of these securities amounted to $37,993,681 or 16.7% of net assets. These securities are determined to be liquid by the Fund’s board of directors.

**	Security valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.
***	Non-income producing.
****	Represents investment of security lending collateral (Note 3).
^	Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
+	Security partially or fully lent (Note 3).
#	Company is in default and is not making interest payments.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	1.4%
Aerospace/Defense	0.5
Airlines	0.4
Automotive	3.5
Banking & Financial Services	1.9
Beverages, Food & Tobacco	1.9
Chemicals	3.4
Commercial Services	5.5
Communications	3.3
Computer Services	1.3
Construction	1.6
Containers & Packaging	3.3
Electric Utilities	9.0
Electrical Equipment	0.3
Electronics	1.4
Energy & Oil Services	5.1
Entertainment & Leisure	6.2
Financial Services	2.7
Food Retailers	0.4
Foods, Hotels & Restaurants	0.5

Healthcare	4.5
Home Construction, Furnishings & Appliances	1.8
Insurance	0.8
Machinery	1.4
Media - Broadcasting & Publishing	9.6
Metals	2.6
Oil & Gas	2.4
Paper & Forest Products	4.0
Pharmaceuticals	0.4
Real Estate	1.7
Restaurants	0.6
Retail	3.4
Telecommunications	4.9
Telephone Communications, exc. Radio	5.1
Utilities	1.1
Short-Term Investments	18.3
Total	116.2%

See accompanying Notes to Schedules of Investments

TCW Galileo Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2005

Principal
Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (14.3% of Net Assets)
$2,551,838	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-VIA1), 4.292%, due 11/25/32	$2,480,789
58,807	Federal Home Loan Mortgage Corp. (2432-FH), 1.794%, due 03/15/32	59,105
352,940	Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%, due 10/15/23 (PAC)	352,165
401,255	Federal Home Loan Mortgage Corp. (2585-FD), 1.594%, due 12/15/32	403,325
46,563	Federal National Mortgage Association (02-36-FK), 3.91%, due 12/25/29	46,598
1,172,920	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	1,181,049
1,931,920	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 3.59%, due 06/25/34	1,929,890
377,743	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 3.91%, due 12/25/33	377,742
3,000,000	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 4.89%, due 10/25/45	3,028,125
274,123	Residential Accredit Loans, Inc. (02-QS16-A2), 3.864%, due 10/25/17	274,545
168,641	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 3.764%, due 02/25/33 (PAC)	169,124
	Total Collateralized Mortgage Obligations (Cost: $10,408,290)	10,302,457

	U.S. Government Agency Obligations (80.4%)
541,621	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.175%, due 08/01/33	534,261
426,211	Federal Home Loan Mortgage Corp., Pool #310005, 7.947%, due 11/01/19	436,325
284,126	Federal Home Loan Mortgage Corp., Pool #610967, 4.36%, due 04/01/28	291,274
3,907,214	Federal Home Loan Mortgage Corp., Pool #780721, 3.471%, due 08/01/33	3,880,085
624,899	Federal Home Loan Mortgage Corp., Pool #780833, 2.684%, due 09/01/33	618,163
4,246,029	Federal Home Loan Mortgage Corp., Pool #781122, 3.644%, due 12/01/33	4,246,765

$437,498	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	$439,838
385,532	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	389,341
111,853	Federal National Mortgage Association, Pool #392536, 5.6%, due 08/01/27	114,586
358,397	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	377,026
218,600	Federal National Mortgage Association, Pool #661691, 4.794%, due 10/01/32	219,275
4,714,546	Federal National Mortgage Association, Pool #711014, 3.444%, due 10/01/33	4,695,374
625,730	Federal National Mortgage Association, Pool #725886, 3.181%, due 05/01/34	622,782
2,616,653	Federal National Mortgage Association, Pool #735524, 2.18%, due 02/01/35	2,644,206
4,401,892	Federal National Mortgage Association, Pool #735560, 3.469%, due 11/01/34	4,398,002
3,471,494	Federal National Mortgage Association, Pool #770222, 3.201%, due 04/01/34	3,409,348
4,626,650	Federal National Mortgage Association, Pool #804017, 4.081%, due 12/01/34	4,631,481
4,804,774	Federal National Mortgage Association, Pool #821159, 3.422%, due 05/01/35	4,801,049
3,811,474	Federal National Mortgage Association, Pool #821542, 4.356%, due 05/01/35	3,795,799
3,901,032	Federal National Mortgage Association, Pool #821915, 3.113%, due 06/01/35	3,892,409
4,918,824	Federal National Mortgage Association, Pool #822073, 3.128%, due 07/01/35	4,907,521
1,999,017	Federal National Mortgage Association, Pool #826239, 3.105%, due 07/01/35	1,986,754
567,655	Government National Mortgage Association II, Pool #781714, 6.5%, due 12/15/17	593,554
126,465	Government National Mortgage Association II, Pool #80022, 5.625%, due 12/20/26	128,668
297,240	Government National Mortgage Association II, Pool #80636, 3.5%, due 09/20/32	299,760
52,284	Government National Mortgage Association II, Pool #80747, 3.5%, due 10/20/33	53,003
553,622	Government National Mortgage Association II, Pool #80764, 3.5%, due 11/20/33	561,252

$614,531	Government National Mortgage Association II, Pool #80766, 4%, due 11/20/33	$623,011
1,455,336	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34	1,469,233
736,211	Government National Mortgage Association II, Pool #80869, 3.5%, due 04/20/34	746,827
767,575	Government National Mortgage Association II, Pool #80937, 4%, due 06/20/34	779,698
1,289,899	Government National Mortgage Association, Pool #80734, 3%, due 09/20/33	1,295,612
277,738	Government National Mortgage Association, Pool #80757, 3.5%, due 10/20/33	278,968
	Total U.S. Government Agency Obligations (Cost: $58,447,415)	58,161,250
	Total Fixed Income Securities (Cost: $68,855,705) (94.7%)	68,463,707

	Short-Term Investments
740,000	American Honda Finance Corp., 3.32%, due 08/17/05 (Commercial Paper)	738,772
700,000	Emerson Electric Co., 3.28%, due 08/01/05 (Commercial Paper)	699,872
501,000	General Electric Capital Corp., 3.25%, due 08/01/05 (Commercial Paper)	500,910
500,000	General Electric Capital Corp., 3.31%, due 08/16/05 (Commercial Paper)	499,218
9,980	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	9,980
450,000	LaSalle Bank Corp., 3.25%, due 08/04/05 (Commercial Paper)	449,797
802,000	Rabobank USA Finance Corp., 3.28%, due 08/01/05 (Commercial Paper)	801,854
1,488,000	UBS Amercias, Inc., 3.28%, due 08/01/05 (Commercial Paper)	1,487,729
1,000,000	UBS Finance Delaware LLC, 3.28%, due 08/08/05 (Commercial Paper)	999,180
	Total Short-Term Investments (Cost: $6,187,312) (8.5%)	6,187,312

	Total Investments (Cost: $75,043,017) (103.2%)	74,651,019
	Liabilities in Excess of Other Assets (-3.2%)	(2,329,196)
	Net Assets (100.0%)	$72,321,823

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking & Financial Services	11.4%
U.S. Government Securities	83.3
Short-Term Investments	8.5
Total	103.2%

See accompanying Notes to Schedules of Investments

TCW Galileo Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2005

Principal
Amount	Fixed Income Securities	Value
	Asset Backed Securities (8.0% of Net Assets)
$6,964,487	Countrywide Alternative Loan Trust (05-27-1A2), 2.036%, due 08/25/35	$7,021,074
14,303,234	Harborview Mortgage Loan Trust (04-5-3A), 4.246%, due 06/19/34	14,070,811
7,385,989	MASTR Asset Securitization Trust (03-10-2A1), 4.5%, due 11/25/13	7,127,547
	Total Asset Backed Securities (Cost: $28,539,919)	28,219,432

	Collateralized Mortgage Obligations (50.6%)
8,290,814	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.274%, due 02/25/35	8,309,542
7,597,792	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	7,640,391
2,754,942	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,764,117
511,442	Federal Home Loan Mortgage Corp. (1422-SA), 16.692%, due 11/15/07 (I/F)	535,370
208,006	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	209,711
2,789,561	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,869,194
76,109	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	76,938
293,102	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	293,381
2,647,964	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	2,690,668
1,479,784	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	1,540,085
4,693,578	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	4,786,963
7,218,616	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,637,027
4,630,320	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,622,977
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,653,791
1,831,887	Federal Home Loan Mortgage Corp. (2650-MS), 8.15%, due 07/15/33 (I/F)(TAC)	1,786,839

$4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	$4,730,638
10,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,745,342
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,488,901
3,219,665	Federal Home Loan Mortgage Corp. (2702-CS), 3.918%, due 11/15/33 (I/F)	2,375,820
12,926,546	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	12,554,903
1,256,979	Federal Home Loan Mortgage Corp. (2781-HN), 5%, due 10/15/32	1,252,137
4,745,973	Federal Home Loan Mortgage Corp. (2801-PS), 1.768%, due 05/15/34 (I/F)	3,689,840
2,032,282	Federal Home Loan Mortgage Corp. (2812-SE), 6.85%, due 08/15/32 (I/F)	1,999,722
9,950,900	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35	9,893,108
3,811,468	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,889,672
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,642,446
4,089,126	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	3,924,285
12,046,291	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33	11,634,564
2,620,889	Federal National Mortgage Association (04-19-SP), 7.9%, due 06/25/33 (I/F)	2,125,861
4,477,591	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	4,279,284
6,737,485	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	6,570,064
10,777,862	Federal National Mortgage Association (04-52-SW), 4.25%, due 07/25/34 (I/O)	621,431
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,539,498
5,288,340	Federal National Mortgage Association (26-72-SH), 6.328%, due 09/15/33 (I/F)	4,805,049
1,000,000	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	1,064,656
2,450,834	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	2,518,921

$472,456	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	$497,051
550,421	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	549,962
4,015,708	Government National Mortgage Association (02-41-SB), 2.91%, due 06/20/32 (I/F)(I/O)	127,586
3,607,992	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,723,020
4,430,992	Government National Mortgage Association (02-76-SG), 4.191%, due 10/16/29 (I/F)(I/O)	302,595
11,331,724	Government National Mortgage Association (03-42-SH), 3.46%, due 05/20/33 (I/F)(I/O)	477,049
6,410,833	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33	5,416,354
4,118,472	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	4,108,965
4,075,068	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	4,110,467
680,199	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	695,424
	Total Collateralized Mortgage Obligations (Cost: $183,855,050)	179,771,609

	U.S. Government Agency Obligations (35.5%)
14,820,873	Federal Home Loan Mortgage Corp., 4.729%, due 06/01/34	14,675,512
4,772,809	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.757%, due 11/01/34	4,737,617
28,020	Federal Home Loan Mortgage Corp., Pool #755183, 5.637%, due 12/01/15	28,255
930,915	Federal Home Loan Mortgage Corp., Pool #755363, 3.516%, due 09/01/30	951,153
1,531,242	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	1,539,434
41,917	Federal Home Loan Mortgage Corp., Pool #846317, 3.821%, due 08/01/26	42,960
149,254	Federal Home Loan Mortgage Corp., Pool #846510, 3.721%, due 04/01/25	153,245
325,055	Federal Home Loan Mortgage Corp., Pool #846732, 4.349%, due 01/01/30	332,406
186,819	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	187,364

$238,385	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	$239,080
466,754	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	468,115
419,988	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	421,213
1,251,878	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	1,286,044
268,435	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	279,228
1,267	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	1,332
48	Federal National Mortgage Association, Pool #062420, 7.5%, due 03/01/06	48
139,706	Federal National Mortgage Association, Pool #124410, 3.606%, due 07/01/22	142,827
1,337,832	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	1,378,943
1,713,178	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,748,156
4,091,408	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	4,143,403
57,945	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	60,456
59,128	Federal National Mortgage Association, Pool #348025, 3.295%, due 06/01/26	59,677
10,000,000	Federal National Mortgage Association, Pool #631684, 2.375%, due 12/15/05	9,951,625
2,036,118	Federal National Mortgage Association, Pool #655819, 4.951%, due 08/01/32	2,060,999
2,138,558	Federal National Mortgage Association, Pool #661856, 4.784%, due 10/01/32	2,162,959
4,470,898	Federal National Mortgage Association, Pool #671133, 5.168%, due 02/01/33	4,496,532
1,554,284	Federal National Mortgage Association, Pool #672272, 4.951%, due 12/01/32	1,559,382
3,679,558	Federal National Mortgage Association, Pool #676766, 4.735%, due 01/01/33	3,703,144
2,712,065	Federal National Mortgage Association, Pool #687847, 4.552%, due 02/01/33	2,726,059
4,644,257	Federal National Mortgage Association, Pool #692104, 5.103%, due 02/01/33	4,669,659

$5,758,869	Federal National Mortgage Association, Pool #699866, 4.437%, due 04/01/33	$5,707,333
3,272,631	Federal National Mortgage Association, Pool #704454, 4.246%, due 05/01/33	3,233,626
3,465,606	Federal National Mortgage Association, Pool #708820, 4.67%, due 06/01/33	3,448,833
6,042,788	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	5,842,621
3,785,889	Federal National Mortgage Association, Pool #728824, 3.948%, due 07/01/33	3,713,319
5,744,750	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	5,772,876
9,794,680	Federal National Mortgage Association, Pool #735378, 4.5%, due 10/01/19	9,644,699
439,933	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	441,217
14,202,431	Federal National Mortgage Association, Pool #821915, 3.113%, due 06/01/35	14,171,037
4,001,693	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	4,220,119
850,261	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	896,671
4,629,206	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	4,601,705
	Total U.S. Government Agency Obligations (Cost: $126,847,313)	125,900,883

	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	98,786
	Total U.S. Treasury Securities (Cost: $90,836)	98,786
	Total Fixed Income Securities (Cost: $339,333,118) (94.1%)	333,990,710

	Short-Term Investments
1,000,000	American Express Credit Corp., 3.34%, due 08/16/05 (Commercial Paper)	998,423
2,890,000	Citigroup Funding, Inc., 3.37%, due 08/24/05 (Commercial Paper)	2,883,237
3,000,000	General Electric Capital Corp., 3.31%, due 08/16/05 (Commercial Paper)	2,995,311

$850,000	General Electric Co., 3.28%, due 08/12/05 (Commercial Paper)	$848,993
396,303	Investors Bank & Trust Depository Reserve, 2.31%, due 08/01/05	396,303
1,500,000	LaSalle Bank Corp., 3.25%, due 08/04/05 (Commercial Paper)	1,499,323
5,400,000	LaSalle Bank Corp., 3.26%, due 08/04/05 (Commercial Paper)	5,397,555
5,000,000	UBS Finance Delaware LLC, 3.345%, due 08/22/05 (Commercial Paper)	4,989,314
	Total Short-Term Investments (Cost: $20,008,459) (5.6%)	20,008,459

	Total Investments (Cost: $359,341,577) (99.7%)	353,999,169
	Excess of Other Assets over Liabilities (0.3%)	973,866
	Net Assets (100.0%)	$354,973,035

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking & Financial Services	17.4%
U.S. Government Securities	76.7
Short-Term Investments	5.6
Total	99.7%

See accompanying Notes to Financial Statements

TCW Galileo Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)	July 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives.  The following are the objectives for the Funds that are covered in this report:

TCW Galileo Fund	Investment Objective
Diversified Money Market Fund
TCW Galileo Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds
TCW Galileo Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW Galileo High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Galileo Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Galileo Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at July 31, 2005.

Reverse Repurchase Agreements:  All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements.  Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price.  Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities.  Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.  There were no reverse repurchase agreements outstanding at July 31, 2005.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2005. The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of
	Loaned Securities	Collateral Value
TCW Galileo Core Fixed Income Fund	$2,097	$2,142
TCW Galileo High Yield Bond Fund	37,574	38,546

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Core Fixed Income Fund	TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
Unrealized Appreciation	$1,104,167	$6,801,215	$70,012	$3,864,295
Unrealized (Depreciation)	(661,303)	(3,800,069)	(462,010)	(9,206,703)
Net Unrealized Appreciation (Depreciation)	$442,864	$3,001,146	$(391,998)	$(5,342,408)
Cost of Investments for Federal Income Tax Purposes	$55,693,779	$261,369,551	$75,043,017	$359,341,577

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at July 31, 2005.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Galileo Funds, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	9/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	9/22/05

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	9/22/05